AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 82.5%
Affiliated Mutual Funds — 21.9%
AST ClearBridge Dividend Growth Portfolio*	7,520,129	$205,299,511
AST Emerging Markets Equity Portfolio*	889,669	7,642,259
AST High Yield Portfolio*	1,076,334	12,151,814
AST Large-Cap Growth Portfolio*	7,193,393	415,130,717
AST Large-Cap Value Portfolio*	4,687,763	203,214,517
AST PGIM Fixed Income Central Portfolio*	136,109,784	1,386,958,704
AST Small-Cap Growth Portfolio*	1,999,382	125,421,206
AST Small-Cap Value Portfolio*	4,016,210	133,980,766
AST T. Rowe Price Natural Resources Portfolio*	533,218	15,170,060

Total Affiliated Mutual Funds (cost $2,400,911,355)(wd)		2,504,969,554
Common Stocks — 39.6%
Aerospace & Defense — 0.7%
Airbus SE (France)	6,632	885,820
BAE Systems PLC (United Kingdom)	196,470	2,376,528
Boeing Co. (The)*	12,546	2,665,147
Dassault Aviation SA (France)	1,960	387,747
General Dynamics Corp.	54,006	12,324,709
Hexcel Corp.	20,814	1,420,555
Howmet Aerospace, Inc.	136,237	5,772,362
Huntington Ingalls Industries, Inc.	836	173,069
Kongsberg Gruppen ASA (Norway)	8,264	334,054
L3Harris Technologies, Inc.	7,322	1,436,869
Lockheed Martin Corp.	15,802	7,470,079
MTU Aero Engines AG (Germany)	14,399	3,603,205
Northrop Grumman Corp.	31,206	14,408,434
Raytheon Technologies Corp.	237,694	23,277,373
Safran SA (France)	21,020	3,111,731
Textron, Inc.	47,482	3,353,654
Thales SA (France)	12,154	1,796,931
TransDigm Group, Inc.	1,199	883,723
		85,681,990
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,788	277,043
DSV A/S (Denmark)	10,987	2,130,353
Expeditors International of Washington, Inc.	3,764	414,492
FedEx Corp.	38,174	8,722,377
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	7,200	434,451
Sankyu, Inc. (Japan)	16,700	619,749
United Parcel Service, Inc. (Class B Stock)	43,952	8,526,248
Yamato Holdings Co. Ltd. (Japan)	57,600	988,721
		22,113,434
Automobile Components — 0.1%
Aptiv PLC*	13,140	1,474,176
BorgWarner, Inc.	81,706	4,012,582
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	35,421	$1,532,667
		7,019,425
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	69,294	7,594,530
BYD Co. Ltd. (China) (Class H Stock)	23,500	691,280
Ferrari NV (Italy)	23,606	6,396,843
Ford Motor Co.	89,636	1,129,414
General Motors Co.	263,023	9,647,684
Isuzu Motors Ltd. (Japan)	35,000	418,285
Kia Corp. (South Korea)	6,257	390,487
Mahindra & Mahindra Ltd. (India)	48,918	691,281
Maruti Suzuki India Ltd. (India)	3,314	335,140
Mazda Motor Corp. (Japan)	210,100	1,937,961
Mercedes-Benz Group AG (Germany)	88,633	6,816,125
Nissan Motor Co. Ltd. (Japan)	144,900	548,387
Stellantis NV	164,957	2,999,954
Subaru Corp. (Japan)	137,000	2,187,015
Suzuki Motor Corp. (Japan)	23,900	870,376
Tesla, Inc.*	221,717	45,997,409
Toyota Motor Corp. (Japan)	269,500	3,836,443
		92,488,614
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	390,021	6,184,741
ANZ Group Holdings Ltd. (Australia)	333,092	5,132,989
Bank Central Asia Tbk PT (Indonesia)	3,396,441	1,987,068
Bank Hapoalim BM (Israel)	80,668	671,360
Bank Leumi Le-Israel BM (Israel)	666,233	5,039,910
Bank of America Corp.	564,464	16,143,670
Bank of China Ltd. (China) (Class H Stock)	769,000	294,809
Bank of Ireland Group PLC (Ireland)	62,419	631,575
Barclays PLC (United Kingdom)	4,243,662	7,638,189
BNP Paribas SA (France)	29,805	1,779,883
BOC Hong Kong Holdings Ltd. (China)	232,500	723,832
China Construction Bank Corp. (China) (Class H Stock)	1,506,000	974,676
Citigroup, Inc.	287,665	13,488,612
Citizens Financial Group, Inc.	176,048	5,346,578
Comerica, Inc.	3,067	133,169
Commerzbank AG (Germany)*	67,589	711,593
Commonwealth Bank of Australia (Australia)	21,655	1,429,782
Credicorp Ltd. (Peru)	3,090	409,085
DBS Group Holdings Ltd. (Singapore)	175,400	4,360,749
DNB Bank ASA (Norway)	57,659	1,031,851
East West Bancorp, Inc.(a)	15,988	887,334
Emirates NBD Bank PJSC (United Arab Emirates)	65,260	233,533
Erste Group Bank AG (Austria)	15,780	522,782
Fifth Third Bancorp	15,474	412,227
FinecoBank Banca Fineco SpA (Italy)	27,925	427,842
First Republic Bank	4,182	58,506
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	14,984	$469,284
HDFC Bank Ltd. (India), ADR	51,017	3,401,303
HSBC Holdings PLC (United Kingdom)	368,524	2,504,675
Huntington Bancshares, Inc.	33,457	374,718
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	424,000	225,330
ING Groep NV (Netherlands)	686,165	8,148,447
Israel Discount Bank Ltd. (Israel) (Class A Stock)	89,398	439,143
JPMorgan Chase & Co.	230,087	29,982,637
KB Financial Group, Inc. (South Korea)	10,490	383,118
KBC Group NV (Belgium)	15,450	1,061,582
KeyCorp	21,747	272,273
Komercni Banka A/S (Czech Republic)	17,972	596,326
Lloyds Banking Group PLC (United Kingdom)	13,635,951	8,017,238
M&T Bank Corp.	4,112	491,672
Mediobanca Banca di Credito Finanziario SpA (Italy)	38,514	387,025
Mizrahi Tefahot Bank Ltd. (Israel)	11,660	365,528
National Australia Bank Ltd. (Australia)	55,171	1,028,021
NatWest Group PLC (United Kingdom)	800,692	2,612,682
Nedbank Group Ltd. (South Africa)	39,082	476,864
Nordea Bank Abp (Finland)	596,916	6,374,045
NU Holdings Ltd. (Brazil) (Class A Stock)*	217,025	1,033,039
Oversea-Chinese Banking Corp. Ltd. (Singapore)	741,400	6,911,173
PacWest Bancorp(a)	138,700	1,349,551
PNC Financial Services Group, Inc. (The)	51,301	6,520,357
Regions Financial Corp.	21,747	403,624
Sberbank of Russia PJSC (Russia)*^	192,384	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	96,507	1,065,270
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,000	400,176
Swedbank AB (Sweden) (Class A Stock)(a)	60,327	992,055
Tisco Financial Group PCL (Thailand)	151,000	444,174
Truist Financial Corp.	348,249	11,875,291
U.S. Bancorp(a)	102,146	3,682,363
UniCredit SpA (Italy)	386,437	7,283,513
United Overseas Bank Ltd. (Singapore)	76,000	1,704,607
Wells Fargo & Co.	556,043	20,784,887
Western Alliance Bancorp	15,300	543,762
Wintrust Financial Corp.	5,868	428,071
Zions Bancorp NA	3,624	108,466
		209,798,635
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	4,043	259,844
Coca-Cola Co. (The)	419,179	26,001,673
Constellation Brands, Inc. (Class A Stock)	3,513	793,551
Diageo PLC (United Kingdom), ADR(a)	6,436	1,166,074
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Heineken Holding NV (Netherlands)	6,962	$638,751
Heineken NV (Netherlands)	16,242	1,745,217
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	9,500	228,001
Keurig Dr. Pepper, Inc.	19,238	678,717
Kirin Holdings Co. Ltd. (Japan)	72,300	1,143,842
Molson Coors Beverage Co. (Class B Stock)	4,322	223,361
Monster Beverage Corp.*	17,286	933,617
PepsiCo, Inc.	168,794	30,771,146
Pernod Ricard SA (France)	16,152	3,657,312
Remy Cointreau SA (France)	6,235	1,135,290
		69,376,396
Biotechnology — 0.8%
AbbVie, Inc.	201,813	32,162,938
Amgen, Inc.	37,099	8,968,683
Argenx SE (Netherlands), ADR*	4,925	1,834,956
Biogen, Inc.*	22,034	6,126,113
BioMarin Pharmaceutical, Inc.*	44,700	4,346,628
CSL Ltd.	3,991	772,939
Gilead Sciences, Inc.	143,447	11,901,798
Incyte Corp.*	4,182	302,233
Moderna, Inc.*(a)	7,528	1,156,150
Regeneron Pharmaceuticals, Inc.*	11,431	9,392,510
United Therapeutics Corp.*	21,100	4,725,556
Vertex Pharmaceuticals, Inc.*	41,648	13,122,035
		94,812,539
Broadline Retail — 0.8%
Alibaba Group Holding Ltd. (China)*	65,300	827,057
Amazon.com, Inc.*	708,714	73,203,069
Dollarama, Inc. (Canada)	7,655	457,488
eBay, Inc.	25,699	1,140,265
Etsy, Inc.*	2,788	310,388
JD.com, Inc. (China) (Class A Stock)	21,585	471,334
Macy’s, Inc.	207,600	3,630,924
MercadoLibre, Inc. (Brazil)*	5,018	6,614,025
Pan Pacific International Holdings Corp. (Japan)	94,000	1,818,546
		88,473,096
Building Products — 0.2%
A.O. Smith Corp.	3,067	212,083
AGC, Inc. (Japan)	12,500	466,012
Allegion PLC	2,091	223,172
Assa Abloy AB (Sweden) (Class B Stock)	68,021	1,629,272
Carlisle Cos., Inc.	5,900	1,333,813
Carrier Global Corp.	133,602	6,112,291
Cie de Saint-Gobain (France)	84,190	4,785,663
Johnson Controls International PLC	48,112	2,897,305
Lixil Corp. (Japan)	104,500	1,724,863
Masco Corp.	5,158	256,456
Nibe Industrier AB (Sweden) (Class B Stock)	97,862	1,115,541

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	23,496	$4,322,794
		25,079,265
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	306,727	6,393,266
Ameriprise Financial, Inc.	17,385	5,328,503
Bank of New York Mellon Corp. (The)	173,257	7,872,798
BlackRock, Inc.	7,224	4,833,723
Blackstone, Inc.	6,953	610,752
Carlyle Group, Inc. (The)(a)	103,300	3,208,498
Cboe Global Markets, Inc.	2,509	336,808
Charles Schwab Corp. (The)	55,493	2,906,723
CME Group, Inc.	19,431	3,721,425
Daiwa Securities Group, Inc. (Japan)	86,000	403,737
Deutsche Bank AG (Germany)	681,006	6,925,286
Deutsche Boerse AG (Germany)	12,045	2,345,284
FactSet Research Systems, Inc.	836	347,015
Franklin Resources, Inc.	6,413	172,766
Goldman Sachs Group, Inc. (The)	55,991	18,315,216
Hargreaves Lansdown PLC (United Kingdom)	30,118	298,363
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	66,259	2,936,912
IG Group Holdings PLC (United Kingdom)	63,167	545,098
Interactive Brokers Group, Inc. (Class A Stock)	24,000	1,981,440
Intercontinental Exchange, Inc.	57,976	6,046,317
Invesco Ltd.(a)	269,409	4,418,308
Japan Exchange Group, Inc. (Japan)	27,600	422,111
Julius Baer Group Ltd. (Switzerland)	45,876	3,133,718
LPL Financial Holdings, Inc.	10,800	2,185,920
Macquarie Group Ltd. (Australia)	72,760	8,614,762
MarketAxess Holdings, Inc.	16,236	6,352,984
Moody’s Corp.	7,046	2,156,217
Morgan Stanley	131,843	11,575,815
MSCI, Inc.	13,107	7,335,857
Nasdaq, Inc.	7,807	426,809
Northern Trust Corp.	9,138	805,332
Raymond James Financial, Inc.	4,461	416,078
S&P Global, Inc.	19,812	6,830,583
Singapore Exchange Ltd. (Singapore)	262,400	1,858,187
State Street Corp.	88,225	6,677,750
Stifel Financial Corp.	43,800	2,588,142
T. Rowe Price Group, Inc.(a)	11,599	1,309,527
UBS Group AG (Switzerland)	499,105	10,561,461
Virtu Financial, Inc. (Class A Stock)	163,000	3,080,700
		156,280,191
Chemicals — 0.8%
Air Products & Chemicals, Inc.	15,692	4,506,899
Albemarle Corp.	29,753	6,576,603
Celanese Corp.	18,870	2,054,754
CF Industries Holdings, Inc.	4,600	333,454
Corteva, Inc.	16,310	983,656
Dow, Inc.	26,515	1,453,552
DuPont de Nemours, Inc.(a)	21,047	1,510,543
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	24,441	$2,061,354
Ecolab, Inc.	5,716	946,169
FMC Corp.	2,927	357,475
International Flavors & Fragrances, Inc.	5,855	538,426
Linde PLC	47,821	16,997,496
LyondellBasell Industries NV (Class A Stock)	70,385	6,608,448
Mosaic Co. (The)(a)	27,310	1,252,983
Nitto Denko Corp. (Japan)	12,100	783,128
Nutrien Ltd. (Canada)	14,052	1,037,758
OCI NV (Netherlands)	41,436	1,404,675
PPG Industries, Inc.	98,839	13,202,914
Sherwin-Williams Co. (The)	9,737	2,188,585
Shin-Etsu Chemical Co. Ltd. (Japan)	121,000	3,927,787
Solvay SA (Belgium)	52,567	6,011,892
Tosoh Corp. (Japan)	401,000	5,449,387
UPL Ltd. (India)	48,614	425,327
Yara International ASA (Brazil)	141,073	6,131,117
		86,744,382
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	174,020	1,569,008
Cintas Corp.	2,091	967,464
Copart, Inc.*	74,479	5,601,566
Republic Services, Inc.	14,320	1,936,350
Rollins, Inc.	23,132	868,144
Serco Group PLC (United Kingdom)	193,012	365,759
Waste Management, Inc.	35,606	5,809,831
		17,118,122
Communications Equipment — 0.3%
Arista Networks, Inc.*	33,347	5,597,627
Cisco Systems, Inc.	519,122	27,137,103
F5, Inc.*	1,394	203,092
Juniper Networks, Inc.	7,528	259,114
Motorola Solutions, Inc.	3,764	1,076,993
Nokia OYJ (Finland)	337,425	1,656,381
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	93,749	549,540
		36,479,850
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	14,094	448,890
AECOM	22,000	1,855,040
Eiffage SA (France)	13,516	1,462,647
Kajima Corp. (Japan)	32,700	394,606
Quanta Services, Inc.(a)	8,935	1,488,929
Skanska AB (Sweden) (Class B Stock)	21,240	325,326
Vinci SA (France)	71,207	8,163,344
WillScot Mobile Mini Holdings Corp.*	19,207	900,424
		15,039,206
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	79,500	275,525
Eagle Materials, Inc.	35,473	5,205,663

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
HeidelbergCement AG (Germany)	8,955	$653,869
Holcim AG*	14,640	944,153
Ibstock PLC (United Kingdom), 144A	110,153	235,226
Martin Marietta Materials, Inc.	1,533	544,307
Vulcan Materials Co.	14,584	2,502,031
		10,360,774
Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	60,500	564,935
American Express Co.	46,206	7,621,680
Capital One Financial Corp.	28,942	2,783,063
Discover Financial Services	6,273	620,023
SLM Corp.	44,738	554,304
Synchrony Financial	187,715	5,458,752
		17,602,757
Consumer Staples Distribution & Retail — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	120,912	2,512,551
BIM Birlesik Magazalar A/S (Turkey)	68,023	528,321
BJ’s Wholesale Club Holdings, Inc.*	21,600	1,643,112
Carrefour SA (France)	38,585	780,096
Coles Group Ltd. (Australia)	41,730	504,210
Costco Wholesale Corp.	40,031	19,890,203
Dollar General Corp.	46,828	9,855,421
Dollar Tree, Inc.*	4,740	680,427
Endeavour Group Ltd. (Australia)	92,925	422,186
J Sainsbury PLC (United Kingdom)	128,560	442,399
Kesko OYJ (Finland) (Class B Stock)	103,117	2,216,119
Koninklijke Ahold Delhaize NV (Netherlands)	284,247	9,711,335
Kroger Co. (The)(a)	87,346	4,312,272
Loblaw Cos. Ltd. (Canada)	9,547	870,073
Seven & i Holdings Co. Ltd. (Japan)	10,100	456,259
Sysco Corp.	39,819	3,075,221
Target Corp.(a)	14,855	2,460,434
Tesco PLC (United Kingdom)	864,023	2,832,641
Walgreens Boots Alliance, Inc.(a)	79,589	2,752,188
Wal-Mart de Mexico SAB de CV (Mexico)	182,499	729,186
Walmart, Inc.	108,936	16,062,613
Woolworths Group Ltd. (Australia)	77,122	1,960,650
		84,697,917
Containers & Packaging — 0.1%
Amcor PLC	34,990	398,186
Avery Dennison Corp.	1,812	324,221
Ball Corp.	7,249	399,492
Berry Global Group, Inc.	41,800	2,462,020
International Paper Co.	8,364	301,606
Packaging Corp. of America	2,230	309,591
Sealed Air Corp.	3,346	153,615
Transcontinental, Inc. (Canada) (Class A Stock)	24,299	252,249
Westrock Co.	168,252	5,126,639
		9,727,619
	Shares	Value

Common Stocks (continued)
Distributors — 0.1%
Genuine Parts Co.	15,346	$2,567,539
LKQ Corp.	82,919	4,706,483
Pool Corp.	976	334,221
		7,608,243
Diversified Consumer Services — 0.0%
Service Corp. International(a)	19,551	1,344,718
Diversified REITs — 0.0%
Charter Hall Group (Australia)	37,555	278,981
Nomura Real Estate Master Fund, Inc. (Japan)	1,805	2,022,659
Stockland (Australia)	140,197	375,419
		2,677,059
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	873,423	16,813,393
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,809,378	2,463,361
Deutsche Telekom AG (Germany)	89,900	2,178,483
Elisa OYJ (Finland)	8,725	526,217
Hellenic Telecommunications Organization SA (Greece)	36,050	527,981
HKT Trust & HKT Ltd. (Hong Kong)	1,132,000	1,502,706
Koninklijke KPN NV (Netherlands)	208,740	737,597
Proximus SADP (Belgium)	127,166	1,229,727
Spark New Zealand Ltd. (New Zealand)	716,106	2,268,767
Swisscom AG (Switzerland)	8,432	5,381,067
Telefonica Deutschland Holding AG (Germany)	993,055	3,056,872
Telkom Indonesia Persero Tbk PT (Indonesia)	3,464,400	940,734
Verizon Communications, Inc.	261,149	10,156,085
		47,782,990
Electric Utilities — 0.7%
Alliant Energy Corp.	5,716	305,234
American Electric Power Co., Inc.	11,570	1,052,754
CK Infrastructure Holdings Ltd. (Hong Kong)	62,000	337,335
Constellation Energy Corp.	33,287	2,613,030
Duke Energy Corp.	34,464	3,324,742
Edison International	8,782	619,921
EDP - Energias do Brasil SA (Brazil)	11,965	52,714
Endesa SA (Spain)	114,132	2,478,926
Enel SpA (Italy)	1,621,538	9,889,682
Energisa SA (Brazil), UTS	80,400	639,272
Entergy Corp.	23,940	2,579,296
Evergy, Inc.	35,697	2,181,801
Eversource Energy	7,946	621,854
Exelon Corp.	215,460	9,025,619
FirstEnergy Corp.	83,646	3,350,859
Iberdrola SA (Spain)	355,487	4,428,588
NextEra Energy, Inc.	211,401	16,294,789
NRG Energy, Inc.	160,397	5,500,013
PG&E Corp.*	291,600	4,715,172
Pinnacle West Capital Corp.(a)	16,609	1,316,097

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Power Assets Holdings Ltd. (Hong Kong)	72,000	$386,267
PPL Corp.	106,847	2,969,278
Southern Co. (The)	24,417	1,698,935
SSE PLC (United Kingdom)	182,733	4,077,478
Xcel Energy, Inc.	50,965	3,437,080
		83,896,736
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	102,293	3,519,035
Acuity Brands, Inc.(a)	28,400	5,189,532
AMETEK, Inc.	17,678	2,569,144
Eaton Corp. PLC	57,680	9,882,891
Emerson Electric Co.	23,783	2,072,451
Fuji Electric Co. Ltd. (Japan)	9,300	367,260
Generac Holdings, Inc.*(a)	1,533	165,579
nVent Electric PLC	14,100	605,454
Prysmian SpA (Italy)	29,749	1,249,182
Rockwell Automation, Inc.(a)	2,509	736,266
Schneider Electric SE	38,267	6,395,331
Vertiv Holdings Co.	98,900	1,415,259
Voltronic Power Technology Corp. (Taiwan)	5,000	284,719
		34,452,103
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	36,134	2,952,871
CDW Corp.	8,098	1,578,219
Corning, Inc.	79,337	2,799,009
Halma PLC (United Kingdom)	16,150	445,845
Hamamatsu Photonics KK (Japan)	34,300	1,850,203
Hon Hai Precision Industry Co. Ltd. (Taiwan)	272,000	931,055
IPG Photonics Corp.*	7,200	887,832
Jabil, Inc.	15,800	1,392,928
Keyence Corp. (Japan)	7,617	3,733,159
Keysight Technologies, Inc.*	23,079	3,726,797
Littelfuse, Inc.	3,306	886,306
Omron Corp. (Japan)	12,000	702,323
Samsung SDI Co. Ltd. (South Korea)	4,936	2,803,840
Shimadzu Corp. (Japan)	31,200	979,448
TD SYNNEX Corp.	10,600	1,025,974
TDK Corp. (Japan)	71,000	2,548,626
TE Connectivity Ltd.(a)	7,388	968,936
Teledyne Technologies, Inc.*	976	436,623
Trimble, Inc.*	5,716	299,633
Venture Corp. Ltd. (Singapore)	62,000	825,186
Yokogawa Electric Corp. (Japan)	50,500	822,318
Zebra Technologies Corp. (Class A Stock)*	1,087	345,666
		32,942,797
Energy Equipment & Services — 0.2%
Baker Hughes Co.	175,088	5,053,040
Halliburton Co.	217,841	6,892,489
Schlumberger NV	155,460	7,633,086
		19,578,615
	Shares	Value

Common Stocks (continued)
Entertainment — 0.4%
Activision Blizzard, Inc.	70,592	$6,041,969
Electronic Arts, Inc.	62,555	7,534,750
Live Nation Entertainment, Inc.*	37,446	2,621,220
NCSoft Corp. (South Korea)	1,407	403,205
NetEase, Inc. (China), ADR(a)	9,886	874,318
Netflix, Inc.*	47,324	16,349,496
Nexon Co. Ltd. (Japan)	30,600	730,691
Nintendo Co. Ltd. (Japan)	11,900	462,215
Take-Two Interactive Software, Inc.*	3,485	415,760
Walt Disney Co. (The)*	97,721	9,784,804
Warner Bros Discovery, Inc.*	51,264	774,086
		45,992,514
Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	1,578	2,514,431
Apollo Global Management, Inc.	9,079	573,430
Berkshire Hathaway, Inc. (Class B Stock)*	119,146	36,788,710
Fidelity National Information Services, Inc.	13,801	749,808
Fiserv, Inc.*	14,498	1,638,709
FleetCor Technologies, Inc.*	1,812	382,060
Global Payments, Inc.	6,273	660,171
GMO Payment Gateway, Inc. (Japan)	16,909	1,463,938
Investor AB (Sweden) (Class A Stock)	33,689	687,423
Jack Henry & Associates, Inc.	1,673	252,155
Mastercard, Inc. (Class A Stock)	96,464	35,055,982
ORIX Corp. (Japan)	437,700	7,216,805
PayPal Holdings, Inc.*	144,808	10,996,719
Shift4 Payments, Inc. (Class A Stock)*(a)	17,643	1,337,339
Visa, Inc. (Class A Stock)(a)	163,167	36,787,632
Voya Financial, Inc.(a)	13,000	928,980
WEX, Inc.*	7,293	1,341,110
		139,375,402
Food Products — 0.7%
Archer-Daniels-Midland Co.	99,405	7,918,602
AVI Ltd. (South Africa)	74,340	294,454
Bunge Ltd.	3,200	305,664
Campbell Soup Co.(a)	4,600	252,908
Conagra Brands, Inc.	11,152	418,869
Darling Ingredients, Inc.*	13,151	768,019
General Mills, Inc.	25,505	2,179,657
Gruma SAB de CV (Mexico) (Class B Stock)	29,186	432,364
Hershey Co. (The)	45,248	11,511,544
Hormel Foods Corp.	6,691	266,837
J.M. Smucker Co. (The)	8,210	1,292,008
Kellogg Co.	5,855	392,051
Kraft Heinz Co. (The)	17,983	695,403
Lamb Weston Holdings, Inc.	100,561	10,510,636
McCormick & Co., Inc.(a)	5,716	475,628
Mondelez International, Inc. (Class A Stock)	138,101	9,628,402
Mowi ASA (Norway)	39,940	738,730
Nestle SA	151,824	18,511,986

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Orkla ASA (Norway)	56,644	$401,748
Tyson Foods, Inc. (Class A Stock)	20,485	1,215,170
Viscofan SA (Spain)	3,579	256,312
WH Group Ltd. (Hong Kong), 144A	3,350,000	1,997,092
Wilmar International Ltd. (China)	1,657,500	5,251,146
		75,715,230
Gas Utilities — 0.1%
APA Group (Australia)	32,140	218,334
Atmos Energy Corp.(a)	3,206	360,226
Enagas SA (Spain)	22,428	430,970
Osaka Gas Co. Ltd. (Japan)	78,900	1,296,154
Tokyo Gas Co. Ltd. (Japan)	112,900	2,121,754
UGI Corp.	147,895	5,140,830
		9,568,268
Ground Transportation — 0.3%
CSX Corp.	206,315	6,177,071
J.B. Hunt Transport Services, Inc.	1,812	317,934
Norfolk Southern Corp.	28,132	5,963,984
Old Dominion Freight Line, Inc.	2,091	712,696
Ryder System, Inc.	19,903	1,776,144
Schneider National, Inc. (Class B Stock)	20,900	559,075
TFI International, Inc. (Canada)(a)	12,230	1,458,917
Uber Technologies, Inc.*	284,073	9,005,114
Union Pacific Corp.	40,613	8,173,772
		34,144,707
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	196,578	19,905,488
Align Technology, Inc.*	1,617	540,304
Baxter International, Inc.	144,022	5,841,532
Becton, Dickinson & Co.	14,088	3,487,343
BioMerieux (France)	3,649	384,664
Boston Scientific Corp.*	127,794	6,393,534
Cochlear Ltd. (Australia)	5,802	923,681
Cooper Cos., Inc. (The)	976	364,399
DENTSPLY SIRONA, Inc.	19,419	762,778
Dexcom, Inc.*	64,838	7,532,879
Edwards Lifesciences Corp.*	47,680	3,944,566
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	46,603	779,058
GE HealthCare Technologies, Inc.*	8,271	678,470
Hologic, Inc.*	75,316	6,078,001
Hoya Corp. (Japan)	9,400	1,038,816
IDEXX Laboratories, Inc.*	1,896	948,152
Insulet Corp.*	1,500	478,440
Intuitive Surgical, Inc.*	8,225	2,101,241
Medtronic PLC	149,161	12,025,360
ResMed, Inc.	3,346	732,741
STERIS PLC	2,230	426,554
Stryker Corp.	15,351	4,382,250
Teleflex, Inc.	976	247,231
Zimmer Biomet Holdings, Inc.	51,894	6,704,705
		86,702,187
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	12,283	$887,447
AmerisourceBergen Corp.	10,021	1,604,462
Cardinal Health, Inc.	55,573	4,195,762
Centene Corp.*	18,977	1,199,536
Cigna Group (The)	53,538	13,680,565
CVS Health Corp.	153,027	11,371,436
DaVita, Inc.*	1,394	113,067
Elevance Health, Inc.	17,437	8,017,707
Fresenius SE & Co. KGaA (Germany)	28,641	773,400
HCA Healthcare, Inc.	4,879	1,286,495
Henry Schein, Inc.*(a)	3,206	261,417
Humana, Inc.	17,032	8,268,355
Laboratory Corp. of America Holdings	1,952	447,828
McKesson Corp.	6,861	2,442,859
Medipal Holdings Corp. (Japan)	156,700	2,135,578
Molina Healthcare, Inc.*	1,255	335,700
Odontoprev SA (Brazil)	98,000	213,849
Quest Diagnostics, Inc.	2,788	394,446
Sonic Healthcare Ltd. (Australia)	356,052	8,346,915
Tenet Healthcare Corp.*	13,200	784,344
UnitedHealth Group, Inc.	111,151	52,528,851
Universal Health Services, Inc. (Class B Stock)	1,394	177,177
		119,467,196
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	12,546	275,636
Ventas, Inc.	142,320	6,169,572
Welltower, Inc.	10,455	749,519
		7,194,727
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	16,589	273,553
Park Hotels & Resorts, Inc.	123,200	1,522,752
		1,796,305
Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)*	12,280	399,236
Airbnb, Inc. (Class A Stock)*	20,549	2,556,295
Amadeus IT Group SA (Spain)*	5,627	377,479
Aristocrat Leisure Ltd. (Australia)	73,255	1,831,559
Booking Holdings, Inc.*	2,724	7,225,165
Boyd Gaming Corp.	13,905	891,589
Caesars Entertainment, Inc.*	4,879	238,144
Carnival Corp.*(a)	22,444	227,807
Chipotle Mexican Grill, Inc.*	2,911	4,972,832
Compass Group PLC (United Kingdom)	376,843	9,470,653
Darden Restaurants, Inc.	31,327	4,860,697
Domino’s Pizza, Inc.	725	239,156
DoorDash, Inc. (Class A Stock)*	31,000	1,970,360
Expedia Group, Inc.*	3,346	324,662
Genting Singapore Ltd. (Singapore)	443,700	374,486
Hilton Worldwide Holdings, Inc.	30,773	4,334,992
InterContinental Hotels Group PLC (United Kingdom)	10,891	712,987

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
La Francaise des Jeux SAEM (France), 144A	49,932	$2,081,049
Las Vegas Sands Corp.*	24,467	1,405,629
Lottery Corp. Ltd. (The) (Australia)	211,353	726,919
Marriott International, Inc. (Class A Stock)	71,986	11,952,555
McDonald’s Corp.	75,850	21,208,418
MGM Resorts International	7,528	334,394
Norwegian Cruise Line Holdings Ltd.*(a)	9,619	129,375
Oriental Land Co. Ltd. (Japan)	248,500	8,508,451
Royal Caribbean Cruises Ltd.*	5,019	327,741
Sodexo SA (France)	12,336	1,204,865
Starbucks Corp.	156,805	16,328,105
Whitbread PLC (United Kingdom)	53,220	1,966,017
Wynn Resorts Ltd.*	2,509	280,782
Yum China Holdings, Inc. (China)	7,012	444,491
Yum! Brands, Inc.	6,413	847,029
		108,753,919
Household Durables — 0.1%
D.R. Horton, Inc.	7,249	708,155
Garmin Ltd.	3,624	365,734
Lennar Corp. (Class A Stock)	46,064	4,841,787
Mohawk Industries, Inc.*	1,115	111,745
Newell Brands, Inc.(a)	8,782	109,248
NVR, Inc.*	70	390,053
PulteGroup, Inc.	5,158	300,608
Sekisui Chemical Co. Ltd. (Japan)	69,600	988,491
Sekisui House Ltd. (Japan)	39,600	807,097
Sony Group Corp. (Japan)	80,000	7,286,671
Toll Brothers, Inc.	14,662	880,160
Whirlpool Corp.(a)	1,255	165,685
		16,955,434
Household Products — 0.5%
Church & Dwight Co., Inc.	5,576	492,974
Clorox Co. (The)(a)	2,788	441,173
Colgate-Palmolive Co.	123,330	9,268,250
Essity AB (Sweden) (Class B Stock)	37,074	1,058,978
Henkel AG & Co. KGaA (Germany)	7,017	510,464
Kimberly-Clark Corp.	7,667	1,029,065
Procter & Gamble Co. (The)	229,999	34,198,551
Reckitt Benckiser Group PLC (United Kingdom)	88,183	6,708,745
		53,708,200
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	126,135	3,037,331
Vistra Corp.	90,381	2,169,144
		5,206,475
Industrial Conglomerates — 0.4%
3M Co.	85,263	8,961,994
General Electric Co.	40,583	3,879,735
Hitachi Ltd. (Japan)	14,400	791,434
Honeywell International, Inc.	65,482	12,514,920
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Jardine Matheson Holdings Ltd. (Hong Kong)	95,200	$4,630,741
Siemens AG (Germany)	29,838	4,833,873
Smiths Group PLC (United Kingdom)	268,601	5,696,699
		41,309,396
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	151,485	4,309,748
CapitaLand Ascendas REIT (Singapore)	218,500	471,133
Goodman Group (Australia)	193,558	2,456,220
Prologis, Inc.	72,429	9,036,966
		16,274,067
Insurance — 1.1%
Aflac, Inc.	13,522	872,439
Ageas SA/NV (Belgium)	10,074	435,784
AIA Group Ltd. (Hong Kong)	133,000	1,394,819
Allstate Corp. (The)	43,213	4,788,433
American International Group, Inc.	151,323	7,620,626
Aon PLC (Class A Stock)	10,867	3,426,256
Arch Capital Group Ltd.*(a)	21,846	1,482,688
Arthur J. Gallagher & Co.	11,592	2,217,666
Assicurazioni Generali SpA (Italy)	68,810	1,371,012
Assurant, Inc.	1,533	184,067
AXA SA (France)	337,497	10,299,593
Axis Capital Holdings Ltd.	18,288	997,062
Baloise Holding AG (Switzerland)	2,880	448,463
Brown & Brown, Inc.	5,855	336,194
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	456,800	1,211,020
Chubb Ltd.	66,978	13,005,788
Cincinnati Financial Corp.(a)	3,903	437,448
Everest Re Group Ltd.	976	349,428
Fairfax Financial Holdings Ltd. (Canada)	1,335	887,857
Globe Life, Inc.	2,509	276,040
Hartford Financial Services Group, Inc. (The)	21,951	1,529,765
iA Financial Corp., Inc. (Canada)	7,392	468,516
Japan Post Holdings Co. Ltd. (Japan)	60,000	486,959
Japan Post Insurance Co. Ltd. (Japan)	52,800	822,933
Lincoln National Corp.	4,182	93,970
Loews Corp.	5,297	307,332
Manulife Financial Corp. (Canada)	49,541	909,076
Marsh & McLennan Cos., Inc.	63,732	10,614,565
Medibank Private Ltd. (Australia)	644,615	1,454,684
MetLife, Inc.	205,616	11,913,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	8,689	3,037,985
NN Group NV (Netherlands)	38,715	1,405,739
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	174,000	1,125,643
Poste Italiane SpA (Italy), 144A	581,208	5,926,915
Principal Financial Group, Inc.	5,716	424,813
Progressive Corp. (The)	101,980	14,589,259

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)	65,888	$645,078
RenaissanceRe Holdings Ltd. (Bermuda)	10,405	2,084,538
Sampo OYJ (Finland) (Class A Stock)	57,521	2,714,138
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,380	850,429
Suncorp Group Ltd. (Australia)	81,360	661,061
Swiss Life Holding AG (Switzerland)	5,394	3,328,673
T&D Holdings, Inc. (Japan)	281,000	3,482,680
Tokio Marine Holdings, Inc. (Japan)	19,400	373,352
Travelers Cos., Inc. (The)	5,576	955,782
Unum Group	84,672	3,349,624
W.R. Berkley Corp.	5,158	321,137
Willis Towers Watson PLC	2,588	601,399
		126,522,119
Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	564,423	58,547,598
Alphabet, Inc. (Class C Stock)*	385,402	40,081,808
Match Group, Inc.*	6,413	246,195
Meta Platforms, Inc. (Class A Stock)*	222,438	47,143,510
Tencent Holdings Ltd. (China)	37,500	1,832,599
		147,851,710
IT Services — 0.4%
Accenture PLC (Class A Stock)	58,330	16,671,297
Akamai Technologies, Inc.*(a)	32,024	2,507,479
CGI, Inc. (Canada)*	6,134	591,161
Cognizant Technology Solutions Corp. (Class A Stock)	56,210	3,424,875
DXC Technology Co.*	42,558	1,087,782
EPAM Systems, Inc.*	1,255	375,245
Fujitsu Ltd. (Japan)	7,000	945,912
Gartner, Inc.*	6,679	2,175,818
International Business Machines Corp.(a)	80,710	10,580,274
NEC Corp. (Japan)	15,500	598,380
Nomura Research Institute Ltd. (Japan)	25,600	598,726
Obic Co. Ltd. (Japan)	3,300	522,699
Okta, Inc.*	39,200	3,380,608
SCSK Corp. (Japan)	29,700	434,865
TIS, Inc. (Japan)	91,300	2,414,486
VeriSign, Inc.*	2,230	471,266
Wix.com Ltd. (Israel)*	4,400	439,120
		47,219,993
Leisure Products — 0.0%
Hasbro, Inc.	2,927	157,151
Sankyo Co. Ltd. (Japan)	20,700	864,260
Shimano, Inc. (Japan)	4,700	814,913
		1,836,324
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	53,320	7,376,289
Avantor, Inc.*	25,600	541,184
Bio-Rad Laboratories, Inc. (Class A Stock)*	558	267,293
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Bio-Techne Corp.	3,903	$289,563
Charles River Laboratories International, Inc.*	1,115	225,029
Danaher Corp.	41,992	10,583,664
ICON PLC*	4,976	1,062,824
Illumina, Inc.*(a)	3,624	842,761
IQVIA Holdings, Inc.*	4,322	859,603
Lonza Group AG (Switzerland)	3,877	2,333,953
Mettler-Toledo International, Inc.*	1,102	1,686,291
PerkinElmer, Inc.	2,788	371,529
Sotera Health Co.*	269,550	4,827,640
Thermo Fisher Scientific, Inc.	35,529	20,477,850
Waters Corp.*	1,394	431,624
West Pharmaceutical Services, Inc.	1,812	627,804
		52,804,901
Machinery — 0.9%
Aalberts NV (Netherlands)	13,834	653,468
AGCO Corp.	4,400	594,880
Alfa Laval AB (Sweden)	16,669	595,202
Atlas Copco AB (Sweden) (Class A Stock)	111,442	1,411,786
Atlas Copco AB (Sweden) (Class B Stock)	101,383	1,166,183
Caterpillar, Inc.	57,188	13,086,902
CNH Industrial NV (United Kingdom)	159,958	2,447,545
Cummins, Inc.	3,206	765,849
Daimler Truck Holding AG (Germany)*	61,189	2,065,069
Deere & Co.	52,791	21,796,348
Donaldson Co., Inc.	22,200	1,450,548
Doosan Bobcat, Inc. (South Korea)	14,569	490,005
Dover Corp.	44,225	6,719,547
Epiroc AB (Sweden) (Class A Stock)	42,457	842,772
Epiroc AB (Sweden) (Class B Stock)	25,480	434,446
Esab Corp.	28,800	1,701,216
Fortive Corp.	44,304	3,020,204
GEA Group AG (Germany)	96,815	4,416,465
Hitachi Construction Machinery Co. Ltd. (Japan)(a)	203,100	4,733,708
IDEX Corp.	1,812	418,626
Illinois Tool Works, Inc.(a)	6,273	1,527,162
Indutrade AB (Sweden)	19,354	411,872
Ingersoll Rand, Inc.	9,340	543,401
Komatsu Ltd. (Japan)	57,700	1,432,411
MINEBEA MITSUMI, Inc. (Japan)	23,000	439,219
Mitsubishi Heavy Industries Ltd. (Japan)	59,000	2,173,620
Nordson Corp.	1,115	247,820
OSG Corp. (Japan)	40,200	606,255
Otis Worldwide Corp.	31,625	2,669,150
PACCAR, Inc.	72,916	5,337,451
Parker-Hannifin Corp.	23,868	8,022,273
Pentair PLC	4,043	223,457
Sandvik AB (Sweden)	23,482	498,424
Snap-on, Inc.	1,255	309,847
Spirax-Sarco Engineering PLC (United Kingdom)	2,744	402,882

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	3,485	$280,821
Timken Co. (The)	58,798	4,804,973
Toyota Industries Corp. (Japan)	9,300	518,113
Volvo AB (Sweden) (Class B Stock)(a)	324,495	6,686,756
Westinghouse Air Brake Technologies Corp.	4,182	422,633
Xylem, Inc.	4,043	423,302
		106,792,611
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	216	383,194
AP Moller - Maersk A/S (Denmark) (Class B Stock)	149	270,839
SITC International Holdings Co. Ltd. (China)	1,390,000	2,987,332
		3,641,365
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	2,509	897,243
Comcast Corp. (Class A Stock)	374,112	14,182,586
Dentsu Group, Inc. (Japan)	57,800	2,037,351
DISH Network Corp. (Class A Stock)*	5,994	55,924
Fox Corp. (Class A Stock)	7,110	242,095
Fox Corp. (Class B Stock)	21,206	663,960
Hakuhodo DY Holdings, Inc. (Japan)	138,800	1,573,636
Informa PLC (United Kingdom)	179,325	1,537,078
Interpublic Group of Cos., Inc. (The)	9,061	337,432
Liberty Broadband Corp. (Class A Stock)*	8,400	689,808
Liberty Broadband Corp. (Class C Stock)*	49,600	4,052,320
News Corp. (Class A Stock)	9,061	156,483
News Corp. (Class B Stock)	3,485	60,744
Omnicom Group, Inc.	4,740	447,172
Paramount Global (Class B Stock)(a)	11,710	261,250
Publicis Groupe SA (France)	105,703	8,251,155
WPP PLC (United Kingdom)	527,227	6,263,942
		41,710,179
Metals & Mining — 0.6%
ArcelorMittal SA (Luxembourg)	68,572	2,077,477
Barrick Gold Corp. (Canada)	123,411	2,291,742
BHP Group Ltd. (Australia)	499,740	15,798,744
BlueScope Steel Ltd. (Australia)	494,436	6,692,375
Boliden AB (Sweden)	35,640	1,400,089
Fortescue Metals Group Ltd. (Australia)	218,153	3,279,182
Freeport-McMoRan, Inc.	32,481	1,328,798
Glencore PLC (Australia)	1,460,595	8,404,585
JFE Holdings, Inc. (Japan)	32,000	406,158
Newmont Corp.	17,983	881,527
Nippon Steel Corp. (Japan)	370,500	8,736,943
Norsk Hydro ASA (Norway)	85,395	637,339
Nucor Corp.	5,855	904,422
Pilbara Minerals Ltd. (Australia)	162,908	433,401
Rio Tinto Ltd. (Australia)	25,088	2,015,815
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (Australia)	91,015	$6,177,916
South32 Ltd. (Australia)	283,623	831,222
Steel Dynamics, Inc.	31,970	3,614,528
Sumitomo Metal Mining Co. Ltd. (Japan)	15,700	600,744
United States Steel Corp.	195,000	5,089,500
		71,602,507
Multi-Utilities — 0.4%
Ameren Corp.	34,394	2,971,298
CenterPoint Energy, Inc.	113,493	3,343,504
CMS Energy Corp.	22,854	1,402,778
Consolidated Edison, Inc.	26,946	2,577,924
Dominion Energy, Inc.	37,272	2,083,877
DTE Energy Co.	50,529	5,534,947
E.ON SE (Germany)	879,484	10,971,317
Engie SA (France)	367,405	5,814,074
NiSource, Inc.	143,220	4,004,431
Public Service Enterprise Group, Inc.	26,813	1,674,472
Sempra Energy	7,110	1,074,748
WEC Energy Group, Inc.	7,249	687,133
		42,140,503
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	23,747	2,982,386
Boston Properties, Inc.	9,038	489,136
Dexus (Australia)	67,778	342,674
Hudson Pacific Properties, Inc.(a)	568,200	3,778,530
Japan Real Estate Investment Corp. (Japan)	631	2,514,688
JBG SMITH Properties	38,000	572,280
		10,679,694
Oil, Gas & Consumable Fuels — 1.8%
APA Corp.	7,528	271,460
BP PLC (United Kingdom)	1,586,008	10,024,403
Canadian Natural Resources Ltd. (Canada)	3,767	208,460
Cenovus Energy, Inc. (Canada)	35,830	625,136
Cheniere Energy, Inc.	37,960	5,982,496
Chevron Corp.	161,011	26,270,555
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,774,000	1,046,872
ConocoPhillips	223,416	22,165,101
Coterra Energy, Inc.	18,401	451,561
Devon Energy Corp.	14,777	747,864
Diamondback Energy, Inc.	4,182	565,281
Eni SpA (Italy)	227,399	3,171,390
EOG Resources, Inc.	33,455	3,834,947
EQT Corp.	8,364	266,895
Equinor ASA (Norway)	260,625	7,409,157
Exxon Mobil Corp.	408,342	44,778,784
Hess Corp.	38,470	5,091,120
Inpex Corp. (Japan)	307,500	3,254,126
Kinder Morgan, Inc.(a)	45,027	788,423
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	14,853	355,878

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	50,491	$6,807,702
Occidental Petroleum Corp.(a)	16,868	1,053,069
ONEOK, Inc.	48,037	3,052,271
PDC Energy, Inc.	18,776	1,205,044
Petroleo Brasileiro SA (Brazil), ADR	51,991	542,266
Phillips 66	10,873	1,102,305
Pioneer Natural Resources Co.	36,685	7,492,544
Repsol SA (Spain)	67,705	1,041,159
Shell PLC (Netherlands)	670,452	19,106,944
Southwestern Energy Co.*	538,300	2,691,500
Suncor Energy, Inc. (Canada)	26,193	813,214
Targa Resources Corp.	5,158	376,276
TotalEnergies SE (France)(a)	173,460	10,227,848
TotalEnergies SE (France), ADR(a)	15,754	930,274
Valero Energy Corp.	63,260	8,831,096
Williams Cos., Inc. (The)	149,848	4,474,461
		207,057,882
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	99,500	393,956
Stora Enso OYJ (Finland) (Class R Stock)	33,884	440,827
		834,783
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	80,193	3,364,898
American Airlines Group, Inc.*	15,195	224,126
Delta Air Lines, Inc.*	50,439	1,761,330
Deutsche Lufthansa AG (Germany)*	620,856	6,905,475
Qantas Airways Ltd. (Australia)*	669,466	2,988,131
Singapore Airlines Ltd. (Singapore)	84,200	363,194
Southwest Airlines Co.	13,383	435,483
United Airlines Holdings, Inc.*	76,343	3,378,178
		19,420,815
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	4,910	518,230
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,884	3,175,391
Kao Corp. (Japan)	35,200	1,370,170
L’Oreal SA (France)	24,896	11,124,596
Unilever PLC (United Kingdom)	189,136	9,800,845
		25,989,232
Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	117,300	1,666,519
AstraZeneca PLC (United Kingdom)	80,529	11,157,643
AstraZeneca PLC (United Kingdom), ADR	104,992	7,287,495
Bayer AG (Germany)	161,332	10,306,148
Bristol-Myers Squibb Co.	406,679	28,186,921
Catalent, Inc.*	4,182	274,799
Chugai Pharmaceutical Co. Ltd. (Japan)	66,500	1,642,060
Eli Lilly & Co.	66,712	22,910,235
GSK PLC	600,375	10,608,222
Ipsen SA (France)	31,369	3,454,104
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Jazz Pharmaceuticals PLC*	5,700	$834,081
Johnson & Johnson	234,737	36,384,235
Kyowa Kirin Co. Ltd. (Japan)	18,500	403,884
Merck & Co., Inc.	258,098	27,459,046
Novartis AG (Switzerland)	233,362	21,426,957
Novo Nordisk A/S (Denmark), ADR	5,982	951,975
Novo Nordisk A/S (Denmark) (Class B Stock)	151,163	24,007,917
Ono Pharmaceutical Co. Ltd. (Japan)	158,200	3,296,602
Organon & Co.	5,716	134,440
Orion OYJ (Finland) (Class B Stock)	6,951	310,695
Pfizer, Inc.	533,867	21,781,774
Roche Holding AG	66,229	18,924,447
Sanofi	157,665	17,103,299
Santen Pharmaceutical Co. Ltd. (Japan)	90,900	776,674
Shionogi & Co. Ltd. (Japan)	66,400	2,995,006
Viatris, Inc.	28,299	272,236
Zoetis, Inc.	10,734	1,786,567
		276,343,981
Professional Services — 0.3%
Automatic Data Processing, Inc.	49,916	11,112,799
BayCurrent Consulting, Inc. (Japan)	12,000	498,218
Broadridge Financial Solutions, Inc.	2,788	408,637
Bureau Veritas SA (France)	17,325	497,790
Clarivate PLC*	89,700	842,283
Computershare Ltd.	228,638	3,321,013
Concentrix Corp.	4,500	546,975
CoStar Group, Inc.*	16,199	1,115,301
Equifax, Inc.	2,649	537,323
Experian PLC	14,199	467,541
Jacobs Solutions, Inc.	2,927	343,952
Leidos Holdings, Inc.	54,808	5,045,624
Paychex, Inc.	7,388	846,591
Randstad NV (Netherlands)(a)	62,273	3,696,819
Robert Half International, Inc.(a)	2,370	190,951
Verisk Analytics, Inc.(a)	3,485	668,632
Wolters Kluwer NV (Netherlands)	26,831	3,387,054
		33,527,503
Real Estate Management & Development — 0.2%
Capitaland India Trust (Singapore), UTS	307,400	252,273
CBRE Group, Inc. (Class A Stock)*	20,765	1,511,900
City Developments Ltd. (Singapore)	160,300	889,497
CK Asset Holdings Ltd. (Hong Kong)	509,500	3,088,932
Daito Trust Construction Co. Ltd. (Japan)	34,300	3,417,303
Daiwa House Industry Co. Ltd. (Japan)	37,600	885,903
LEG Immobilien SE (Germany)	8,348	458,773
Mitsui Fudosan Co. Ltd. (Japan)	290,000	5,447,488
NEPI Rockcastle NV (Romania)	46,264	267,756
Nomura Real Estate Holdings, Inc. (Japan)	80,300	1,778,133
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	46,500	357,352

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	106,000	$610,281
Zillow Group, Inc. (Class A Stock)*	17,600	769,120
Zillow Group, Inc. (Class C Stock)*	86,400	3,842,208
		23,576,919
Residential REITs — 0.1%
AvalonBay Communities, Inc.	10,230	1,719,254
Camden Property Trust	2,370	248,471
Equity Residential	71,007	4,260,420
Essex Property Trust, Inc.	1,394	291,541
Invitation Homes, Inc.	13,383	417,951
Mid-America Apartment Communities, Inc.	6,317	954,120
UDR, Inc.	7,110	291,936
		8,183,693
Retail REITs — 0.1%
Federal Realty Investment Trust	1,533	151,506
Kimco Realty Corp.	45,059	880,002
Klepierre SA (France)(a)	146,532	3,322,201
Realty Income Corp.(a)	13,940	882,681
Regency Centers Corp.	3,624	221,716
Scentre Group (Australia)	331,632	613,879
Simon Property Group, Inc.	26,513	2,968,661
Unibail-Rodamco-Westfield (France)*	20,850	1,121,856
Vicinity Ltd. (Australia)	226,136	295,751
		10,458,253
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	74,850	7,336,048
Allegro MicroSystems, Inc. (Japan)*	16,100	772,639
Analog Devices, Inc.	34,412	6,786,735
Applied Materials, Inc.	25,296	3,107,108
ASM International NV (Netherlands)	2,916	1,183,607
ASML Holding NV (Netherlands)	32,084	21,863,583
ASML Holding NV (Netherlands)	4,732	3,221,120
Broadcom, Inc.	43,673	28,017,976
Cirrus Logic, Inc.*(a)	9,200	1,006,296
Enphase Energy, Inc.*	14,208	2,987,658
First Solar, Inc.*	30,800	6,699,000
GLOBALFOUNDRIES, Inc.*(a)	8,500	613,530
Infineon Technologies AG (Germany)	252,918	10,386,130
Intel Corp.(a)	145,226	4,744,533
KLA Corp.	5,938	2,370,271
Lam Research Corp.	30,893	16,376,997
Lasertec Corp. (Japan)	11,587	2,058,772
Lattice Semiconductor Corp.*	73,550	7,024,025
Microchip Technology, Inc.(a)	51,299	4,297,830
Micron Technology, Inc.(a)	24,953	1,505,664
Monolithic Power Systems, Inc.	976	488,527
Novatek Microelectronics Corp. (Taiwan)	30,000	426,316
NVIDIA Corp.	226,302	62,859,906
NXP Semiconductors NV (China)	69,153	12,895,306
ON Semiconductor Corp.*	74,396	6,124,279
Qorvo, Inc.*	2,370	240,721
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	127,379	$16,251,013
Rohm Co. Ltd. (Japan)	5,400	450,071
Skyworks Solutions, Inc.	26,864	3,169,415
SolarEdge Technologies, Inc.*	1,115	338,904
STMicroelectronics NV (Singapore)	152,955	8,150,007
SUMCO Corp. (Japan)	434,600	6,538,096
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	81,889	7,617,315
Teradyne, Inc.(a)	14,184	1,524,922
Texas Instruments, Inc.	41,280	7,678,493
Tokyo Electron Ltd. (Japan)	16,800	2,052,390
		269,165,203
Software — 2.8%
Adobe, Inc.*	47,851	18,440,340
ANSYS, Inc.*	1,952	649,626
Autodesk, Inc.*	4,879	1,015,613
Cadence Design Systems, Inc.*	14,934	3,137,484
Ceridian HCM Holding, Inc.*(a)	27,346	2,002,274
Check Point Software Technologies Ltd. (Israel)*	26,990	3,508,700
Constellation Software, Inc. (Canada)	580	1,090,439
Dassault Systemes SE (France)	102,761	4,238,999
Fair Isaac Corp.*	560	393,506
Fortinet, Inc.*	14,777	982,079
Gen Digital, Inc.	71,401	1,225,241
Intuit, Inc.	12,329	5,496,638
Microsoft Corp.	660,921	190,543,524
NCR Corp.*	25,300	596,827
Oracle Corp.	86,881	8,072,983
Oracle Corp. (Japan)	6,600	476,658
Palo Alto Networks, Inc.*	42,628	8,514,517
Paycom Software, Inc.*	1,115	338,971
Paylocity Holding Corp.*	27,400	5,446,572
PTC, Inc.*	2,509	321,729
Roper Technologies, Inc.	20,791	9,162,386
Salesforce, Inc.*	100,572	20,092,274
SAP SE (Germany)	8,857	1,118,378
ServiceNow, Inc.*	26,367	12,253,272
Synopsys, Inc.*	28,159	10,876,414
Teradata Corp.*	37,700	1,518,556
Tyler Technologies, Inc.*	864	306,409
WiseTech Global Ltd. (Australia)	40,737	1,794,614
Xero Ltd. (New Zealand)*	8,667	525,666
Zoom Video Communications, Inc. (Class A Stock)*	22,000	1,624,480
		315,765,169
Specialized REITs — 0.3%
American Tower Corp.	32,830	6,708,482
Crown Castle, Inc.	9,758	1,306,011
Digital Realty Trust, Inc.	50,952	5,009,091
Equinix, Inc.	7,302	5,265,034
Extra Space Storage, Inc.	2,927	476,896
Gaming & Leisure Properties, Inc.	26,046	1,355,955
Iron Mountain, Inc.(a)	37,491	1,983,649
Public Storage	27,183	8,213,072

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
SBA Communications Corp.	16,208	$4,231,422
VICI Properties, Inc.	22,305	727,589
Weyerhaeuser Co.	113,047	3,406,106
		38,683,307
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	8,690	1,056,791
AutoNation, Inc.*	4,800	644,928
AutoZone, Inc.*	432	1,061,921
Bath & Body Works, Inc.	5,576	203,970
Best Buy Co., Inc.	16,441	1,286,837
CarMax, Inc.*(a)	3,624	232,951
Home Depot, Inc. (The)	74,379	21,950,731
Industria de Diseno Textil SA (Spain)	298,330	10,022,462
JD Sports Fashion PLC (United Kingdom)	3,313,694	7,297,496
Lowe’s Cos., Inc.	100,326	20,062,190
O’Reilly Automotive, Inc.*	3,790	3,217,634
Ross Stores, Inc.	19,085	2,025,491
TJX Cos., Inc. (The)	163,127	12,782,632
Tractor Supply Co.	6,731	1,582,054
Ulta Beauty, Inc.*	13,304	7,259,594
USS Co. Ltd. (Japan)	39,600	687,044
ZOZO, Inc. (Japan)	74,100	1,694,810
		93,069,536
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	1,260,404	207,840,620
Canon, Inc. (Japan)	216,800	4,828,107
FUJIFILM Holdings Corp. (Japan)	48,700	2,472,157
Hewlett Packard Enterprise Co.	407,575	6,492,670
HP, Inc.	21,050	617,817
NetApp, Inc.	5,019	320,463
Samsung Electronics Co. Ltd. (South Korea)	28,266	1,397,781
Seagate Technology Holdings PLC(a)	16,922	1,118,883
Seiko Epson Corp. (Japan)	126,100	1,801,723
Western Digital Corp.*	7,249	273,070
		227,163,291
Textiles, Apparel & Luxury Goods — 0.8%
Brunello Cucinelli SpA (Italy)	18,558	1,841,265
Burberry Group PLC (United Kingdom)	48,433	1,550,817
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	78,644	12,611,050
Deckers Outdoor Corp.*	12,526	5,631,063
Hermes International (France)	8,667	17,552,903
Lululemon Athletica, Inc.*	7,605	2,769,665
LVMH Moet Hennessy Louis Vuitton SE (France)	31,242	28,677,300
NIKE, Inc. (Class B Stock)	100,408	12,314,037
On Holding AG (Switzerland) (Class A Stock)*(a)	46,960	1,457,169
PVH Corp.	20,647	1,840,887
Ralph Lauren Corp.(a)	1,115	130,087
Swatch Group AG (The) (Switzerland)	15,173	5,225,441
Tapestry, Inc.	5,855	252,409
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	7,667	$175,651
		92,029,744
Tobacco — 0.4%
Altria Group, Inc.	119,945	5,351,946
British American Tobacco PLC (United Kingdom)	327,582	11,483,197
Imperial Brands PLC (United Kingdom)	185,550	4,266,849
Japan Tobacco, Inc. (Japan)	420,700	8,886,677
Philip Morris International, Inc.	109,797	10,677,758
		40,666,427
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	114,417	7,025,768
Fastenal Co.	13,243	714,327
Howden Joinery Group PLC (United Kingdom)	81,979	707,850
IMCD NV (Netherlands)	3,867	632,316
ITOCHU Corp. (Japan)	73,500	2,393,634
Marubeni Corp. (Japan)	638,800	8,687,500
Mitsubishi Corp. (Japan)	258,200	9,278,792
Mitsui & Co. Ltd. (Japan)	297,000	9,257,444
MonotaRO Co. Ltd. (Japan)	30,500	384,167
Rexel SA (France)*	11,024	262,093
Sumitomo Corp. (Japan)	14,600	258,644
Toromont Industries Ltd. (Canada)	10,208	837,864
Toyota Tsusho Corp. (Japan)	26,800	1,142,679
United Rentals, Inc.	8,133	3,218,716
W.W. Grainger, Inc.	4,852	3,342,106
WESCO International, Inc.	18,155	2,805,674
		50,949,574
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	4,636	749,680
Water Utilities — 0.1%
American Water Works Co., Inc.	39,650	5,808,328
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	150,500	4,641,084
SoftBank Group Corp. (Japan)	13,800	542,527
Tele2 AB (Sweden) (Class B Stock)	43,900	436,940
T-Mobile US, Inc.*	96,511	13,978,653
Vodafone Group PLC (United Kingdom)	405,906	447,754
		20,046,958

Total Common Stocks (cost $4,519,452,195)		4,533,633,684
Exchange-Traded Funds — 3.8%
iShares Core S&P 500 ETF	100,018	41,115,399
iShares Core U.S. Aggregate Bond ETF	659,603	65,722,843
iShares iBoxx $ Investment Grade Corporate Bond ETF	533,848	58,515,079
iShares JP Morgan USD Emerging Markets Bond ETF	168,500	14,538,180
iShares MSCI EAFE ETF(a)	335,850	24,019,992

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
iShares Russell 1000 Growth ETF	243,431	$59,477,496
iShares Russell 1000 Value ETF	302,303	46,028,655
SPDR S&P 500 ETF Trust	236,618	96,869,043
Vanguard Total Bond Market ETF	434,001	32,042,294

Total Exchange-Traded Funds (cost $422,983,405)		438,328,981
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	27,313	3,505,604
Porsche Automobil Holding SE (Germany) (PRFC)	28,249	1,621,691
Volkswagen AG (Germany) (PRFC)	11,455	1,563,291
		6,690,586
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	3,110	249,898
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	4,799	2,022,569
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	171,635	856,744

Total Preferred Stocks (cost $9,639,828)		9,819,797

Units
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	976	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.7%
Automobiles — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		450	440,730
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		779	757,160
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	921,159
Flagship Credit Auto Trust,
Series 2021-01, Class A, 144A
0.310%	06/16/25		17	17,272
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	338,742
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	145,447
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		454	$441,561
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		118	113,892
Series 2021-03, Class D, 144A
1.009%	02/26/29		129	121,876
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	417,535
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		795	792,696
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		85	84,596
Series 2021-02A, Class B, 144A
0.620%	07/15/26		337	328,419
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.041%(c)	08/20/29		984	974,815
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	268,774
				6,164,674
Collateralized Loan Obligations — 4.6%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.198%(c)	04/20/32		4,395	4,370,045
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		2,080	2,039,574
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/15/31		1,465	1,445,174
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		7,500	7,319,517
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.319%(c)	04/25/34	EUR	2,418	2,529,155
Series 06A, Class B2, 144A
6.000%	08/25/34	EUR	1,000	1,073,549
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.058%(c)	04/15/32	EUR	8,063	8,528,609

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.258%(c)	07/15/30		9,445	$9,466,179
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
3.011%(c)	06/22/34	EUR	5,000	5,229,842
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.418%(c)	07/25/34		1,491	1,432,328
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
5.775%(c)	04/23/31		1,920	1,895,141
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		11,595	11,363,837
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.975%(c)	10/21/34		1,250	1,216,780
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.952%(c)	04/18/35		15,000	14,616,655
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	01/20/32		10,000	9,825,688
Barings CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.758%(c)	07/20/29		745	740,825
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33		810	799,814
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	01/20/34		10,450	10,244,916
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		1,465	1,446,766
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34		17,575	17,206,095
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.035%(c)	08/20/32		20,250	19,855,455
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	2,930	3,088,497
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34		4,000	$3,897,054
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	12,510	13,047,643
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
5.865%(c)	07/27/31		6,695	6,617,712
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
5.913%(c)	01/25/33		15,000	14,705,646
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		3,500	3,428,777
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35		6,340	6,174,749
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		3,519	3,446,977
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	01/22/31		1,500	1,486,427
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.795%(c)	04/18/31		972	960,496
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31		4,809	4,755,783
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34		3,811	3,722,778
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
5.888%(c)	10/20/33		4,000	4,011,252
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.583%(c)	08/26/32	EUR	10,350	10,922,925
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		526	522,332
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/31		2,930	2,884,969

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		15,000	$14,613,670
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/33		1,297	1,278,236
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	01/22/31		4,000	3,950,864
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
5.898%(c)	04/20/32		5,000	4,937,834
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.912%(c)	10/29/29		278	276,073
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		4,665	4,609,602
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	04/15/34		2,930	2,844,750
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)
6.079%(c)	10/20/31		2,346	2,321,221
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		2,930	2,885,351
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class A, 3 Month EURIBOR + 1.695% (Cap N/A, Floor 1.695%)
3.809%(c)	04/15/35	EUR	6,250	6,722,302
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.349%(c)	04/25/34	EUR	1,465	1,532,325
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.826%(c)	05/06/30		1,466	1,450,248
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		382	379,154
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.848%(c)	04/25/31		8,479	8,348,845
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28		977	969,184
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.875%(c)	04/21/31		1,621	1,599,247
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	01/20/35		7,750	$7,537,234
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.938%(c)	07/15/31	EUR	3,519	3,713,842
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.968%(c)	04/25/30		663	655,516
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		12,080	11,785,116
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	01/15/31		8,000	7,918,169
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.735%(c)	07/18/30		806	797,308
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31		2,655	2,614,304
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34		16,750	16,308,040
Madison Park Euro Funding XVI DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
3.078%(c)	05/25/34	EUR	3,000	3,120,206
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32		2,770	2,725,722
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.542%(c)	04/15/29		1,716	1,698,166
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32		6,054	5,963,489
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		21,750	21,205,534
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30		2,335	2,310,022
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31		2,930	2,889,459
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.165%(c)	10/13/27		318	317,763

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	04/22/30	17,000	$16,706,988
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.392%(c)	04/17/30	1,400	1,357,836
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.012%(c)	10/15/34	5,000	4,876,124
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.902%(c)	04/26/31	4,427	4,375,058
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31	7,222	7,095,363
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29	1,821	1,809,535
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	10/20/31	10,000	9,822,144
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30	3,317	3,287,111
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.850%(c)	04/15/31	1,365	1,345,043
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	01/17/31	1,173	1,164,033
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31	1,757	1,734,995
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.592%(c)	10/15/29	323	318,747
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.658%(c)	07/20/34	810	779,058
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34	7,500	7,299,193
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
5.942%(c)	07/15/31	2,930	2,890,404
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31		4,395	$4,340,744
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	10/20/34		7,500	7,305,106
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31		4,395	4,344,184
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31		1,173	1,159,298
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.742%(c)	04/15/29		661	655,102
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.138%(c)	01/17/32	EUR	10,500	11,096,058
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.279%(c)	04/25/30	EUR	1,037	1,105,953
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.413%(c)	02/20/30	EUR	5,836	6,226,120
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
5.752%(c)	04/16/31		397	391,451
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		6,095	5,956,835
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		2,930	2,867,045
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		1,530	1,515,941
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.025%(c)	04/23/32		3,465	3,410,213
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.939%(c)	07/20/31		9,208	9,226,208
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.895%(c)	07/18/31		6,000	5,878,290

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	04/15/33	867	$850,316
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/17/32	450	441,446
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	1,627	1,592,982
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31	2,566	2,527,789
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
5.978%(c)	07/20/32	3,977	3,890,329
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.946%(c)	07/24/32	15,000	14,684,518
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	4,295	4,192,386
			525,118,703
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	274	266,256
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	526	504,786
Series 2022-X01, Class A, 144A
1.750%	02/15/27	145	141,352
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	129	122,631
Series 2022-A, Class A, 144A
1.710%	02/20/35	1,072	1,026,150
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	168	165,027
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	222,536
Series 2021-02A, Class C, 144A
3.090%	04/20/32	300	244,582
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	93	92,550
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	269,231
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	84	81,409
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		155	$146,736
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		150	142,127
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	184,512
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	183,206
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		393	383,105
				4,176,196
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	105	129,358
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34		25	22,922
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.345%(c)	03/25/43		12	12,043
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34		19	14,772
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	08/25/33		22	20,471
				70,208
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		50	48,812
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24		590	555,137
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	02/25/34		6	5,212

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34		15	$14,456
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	11/25/34		9	8,260
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	316	325,445
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	01/25/35		16	14,949
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.557%(c)	09/25/34		53	50,859
				419,181
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		20	18,870
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		100	93,303
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		177	165,153
				277,326

Total Asset-Backed Securities (cost $550,119,647)				536,959,595
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		115	106,749
Series 2018-BN13, Class A4
3.953%	08/15/61		430	404,533
Series 2019-BN20, Class A2
2.758%	09/15/62		547	476,570
Series 2019-BN24, Class A3
2.960%	11/15/62		190	165,741
Series 2021-BN34, Class A5
2.438%	06/15/63		230	186,448
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		385	342,355
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.384%(c)	09/15/38		300	281,209
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38		600	$561,951
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,070	896,920
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	316,179
Series 2019-CD08, Class A3
2.657%	08/15/57		960	830,000
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		381	351,921
Series 2016-C07, Class A2
3.585%	12/10/54		346	323,171
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		788	751,994
Series 2017-C04, Class A3
3.209%	10/12/50		375	344,828
Series 2019-GC41, Class A4
2.620%	08/10/56		385	332,344
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		250	246,635
Series 2014-UBS04, Class A3
3.430%	08/10/47		79	78,614
Series 2014-UBS06, Class A4
3.378%	12/10/47		253	242,793
Series 2015-LC21, Class A3
3.445%	07/10/48		622	592,538
Series 2015-LC23, Class A3
3.521%	10/10/48		520	497,144
Series 2016-COR01, Class A3
2.826%	10/10/49		450	416,997
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	118,075
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	271,343
Series 2018-CX12, Class A3 (original cost $305,864; purchased 07/09/21)
3.959%	08/15/51		270	253,895
Series 2019-C17, Class A4
2.763%	09/15/52		145	124,099
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.055%(c)	08/07/30	GBP	1,464	1,682,773
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		430	394,817
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	155,204

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.694%(cc)	09/25/24	159	$1,246
Series K052, Class X1, IO
0.635%(cc)	11/25/25	12,966	171,235
Series K055, Class X1, IO
1.344%(cc)	03/25/26	3,058	105,611
Series K097, Class X1, IO
1.091%(cc)	07/25/29	1,578	88,161
Series K131, Class X1, IO
0.729%(cc)	07/25/31	22,752	1,097,104
Series K154, Class A2
4.350%	01/25/33	585	590,273
Series K736, Class X1, IO
1.287%(cc)	07/25/26	218	7,495
Series K741, Class X1, IO
0.570%(cc)	12/25/27	214	4,748
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
6.784%(c)	10/15/36	350	320,000
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.234%(c)	10/15/36	580	532,341
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	176	170,024
Series 2019-GC42, Class A3
2.749%	09/10/52	850	734,842
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	771	743,742
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.324%(c)	06/15/38	1,150	1,000,667
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.074%(c)	06/15/38	845	718,392
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.458%(c)	03/15/39	400	379,947
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.908%(c)	03/15/39	1,100	1,039,342
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	190	178,027
Series 2019-H07, Class A3
3.005%	07/15/52	65	57,274
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	700	608,048
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)
6.691%(c)	03/15/36	150	132,732
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
5.581%(c)	08/17/31	GBP	470	$549,950
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	1,784	2,014,090
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $498,129; purchased 07/09/21)
4.030%	08/15/51		440	414,480
Series 2019-C16, Class A3
3.344%	04/15/52		385	353,316
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	54,477
Series 2017-C38, Class A4
3.190%	07/15/50		352	324,640
Series 2017-C41, Class A3
3.210%	11/15/50		575	526,968
Series 2019-C49, Class A3
3.749%	03/15/52		505	481,972
Series 2019-C52, Class A4
2.643%	08/15/52		245	213,664
Series 2021-C59, Class A5
2.626%	04/15/54		140	115,495

Total Commercial Mortgage-Backed Securities (cost $29,137,973)				25,478,143
Corporate Bonds — 5.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		3,600	3,479,477
2.196%	02/04/26		957	887,724
3.625%	02/01/31		1,525	1,393,711
5.705%	05/01/40		90	90,796
5.805%	05/01/50		890	894,835
5.930%	05/01/60		195	194,927
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		190	191,176
7.500%	03/15/25		543	543,000
7.500%	02/01/29		500	509,375
7.875%	04/15/27(a)		5,721	5,787,078
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		515	523,302
5.100%	11/15/27		2,475	2,569,898
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23		875	869,355
4.950%	03/15/53		335	333,517
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		650	545,846

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.375%	02/27/53		405	$426,401
				19,240,418
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	980,966
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	2,035	1,963,703
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,889	3,459,491
				6,404,160
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		110	108,093
5.750%	04/20/29		125	119,569
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,533	2,428,899
4.625%	04/15/29		637	576,109
				3,232,670
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		45	42,621
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	340,031
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		290	247,432
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,570	2,509,865
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)		160	130,028
				3,269,977
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		1,140	892,523
4.750%	01/15/43		685	521,463
7.400%	11/01/46		2,165	2,222,466
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	171,567
4.000%	11/13/30		500	426,596
4.375%	08/06/23		200	198,689
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		550	$529,010
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25(a)		645	652,360
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	2,220	2,342,716
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		475	384,016
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	1,200	1,262,241
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,667,122
				11,270,769
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	385,500
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,036	956,910
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		150	147,000
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		760	619,835
4.500%	02/15/32		1,306	1,053,455
5.625%	06/15/28(a)		650	610,422
				3,773,122
Banks — 0.8%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	1,500	974,798
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	25,720	3,856,288
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		600	562,132
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	300	321,283
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,190	972,736
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		535	465,271
2.972%(ff)	02/04/33		245	206,482

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.194%(ff)	07/23/30		917	$814,579
3.970%(ff)	03/05/29		1,095	1,037,111
4.271%(ff)	07/23/29		488	469,686
4.827%(ff)	07/22/26		425	419,914
5.015%(ff)	07/22/33(a)		1,155	1,140,887
Sr. Unsec’d. Notes, Series MPLE, MTN
3.301%(ff)	04/24/24	CAD	450	332,297
Sub. Notes
2.482%(ff)	09/21/36		240	181,810
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		715	716,697
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		600	596,008
5.250%	12/06/24		620	621,107
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		515	499,104
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	300	322,465
Sub. Notes
3.875%(ff)	06/16/32	EUR	1,700	1,763,923
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	950	762,834
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	280	273,435
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	500	526,015
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		545	458,637
2.591%(ff)	01/20/28		705	632,504
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	700	607,380
2.125%(ff)	01/23/27	EUR	2,100	2,142,823
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	300	278,263
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		2,153	1,933,093
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	800	815,508
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		850	716,785
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	149,129
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	591,469
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		475	403,088
3.980%(ff)	03/20/30		118	110,196
4.075%(ff)	04/23/29		2,580	2,458,687
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		420	$390,716
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	600	636,178
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	5,400	4,541,832
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	252,054
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	180,440
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	705	492,349
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	2,380	2,485,402
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		585	496,223
6.720%(ff)	01/18/29		265	263,673
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	1,971,681
1.875%(ff)	02/23/28	EUR	400	374,521
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	142,237
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	546,809
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	318,223
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	685,507
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	1,718,801
2.615%(ff)	04/22/32		225	187,418
3.102%(ff)	02/24/33		1,705	1,461,292
3.375%	03/27/25	EUR	3,223	3,468,017
3.850%	01/26/27		689	665,219
4.482%(ff)	08/23/28		610	596,777
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	1,140	1,015,526
3.000%(ff)	07/22/28	GBP	1,385	1,528,396
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	1,400	1,234,681
3.869%(ff)	03/28/26		610	589,205
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		480	469,740

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	$1,055,575
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	1,015	1,142,441
2.069%(ff)	06/01/29		2,890	2,502,780
2.545%(ff)	11/08/32		1,185	983,663
2.580%(ff)	04/22/32		182	153,304
3.702%(ff)	05/06/30		311	289,351
4.452%(ff)	12/05/29		389	377,890
4.851%(ff)	07/25/28		425	424,316
4.912%(ff)	07/25/33		2,315	2,301,740
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		320	321,853
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	2,501	2,571,558
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	939,793
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34(a)		685	633,815
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	596,326
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	875,299
3.620%(ff)	04/17/25(a)		605	593,818
4.656%(ff)	03/02/29	EUR	300	330,570
5.123%(ff)	02/01/29		290	291,816
5.789%(ff)	11/18/33	GBP	685	858,962
6.342%(ff)	10/18/33		520	568,507
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	60,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,153,627
4.431%(ff)	01/23/30		1	962
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		1,280	1,084,894
3.622%(ff)	04/01/31		214	195,914
Sub. Notes
2.484%(ff)	09/16/36		550	415,952
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		295	259,852
Sub. Notes
3.622%(ff)	08/14/30	GBP	1,235	1,408,215
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,829	4,693,450
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,666
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	$297,569
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		1,180	1,193,626
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		400	313,202
Sr. Unsec’d. Notes, 144A, MTN
6.446%(ff)	01/10/29(a)		750	751,791
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,002,415
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		620	623,393
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	197,475
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,545	1,397,572
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	1,209	1,238,718
				91,094,011
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,065	1,057,811
4.900%	02/01/46		955	926,338
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		25	24,643
4.350%	06/01/40		475	442,099
4.439%	10/06/48		505	464,967
5.550%	01/23/49		225	242,952
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	202,351
5.300%	10/24/27		2,105	2,185,144
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		350	343,365
				5,889,670
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33(a)		460	440,974
4.200%	02/22/52		120	101,908
4.875%	03/01/53		495	463,753
5.150%	03/02/28		1,415	1,445,026
5.250%	03/02/30		715	730,531
5.250%	03/02/33		1,485	1,525,141
5.600%	03/02/43		185	190,756

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
5.650%	03/02/53		125	$130,092
5.750%	03/02/63		130	134,871
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23(a)		475	464,620
2.600%	10/01/40		140	103,161
				5,730,833
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		907	840,601
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		418	342,903
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		365	302,950
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,411,141
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,459	2,135,033
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		205	203,960
				6,236,588
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,955,692
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		395	356,844
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		50	33,210
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		175	174,806
5.800%	03/27/53		400	411,601
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		101	85,658
				3,017,811
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,308	1,256,246
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	894,546
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	$1,150,800
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	549,957
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	1,290	1,207,935
2.000%	01/15/30	EUR	1,150	1,036,294
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	408,396
4.250%	09/25/30	GBP	735	831,214
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	3,109,968
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		284	199,431
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		480	451,039
2.700%	03/01/29		1,505	1,369,369
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		2,950	2,538,724
3.875%	02/15/31		131	115,578
4.875%	01/15/28(a)		885	846,272
5.250%	01/15/30(a)		2,800	2,693,387
				18,659,156
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		130	134,268
5.100%	03/22/43		175	180,554
				314,822
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		3,019	2,653,911
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		845	758,411
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		628	603,501
CDP Financial, Inc. (Canada),
Gtd. Notes
1.125%	04/06/27	EUR	1,430	1,422,914
Gtd. Notes, 144A
1.125%	04/06/27	EUR	5,657	5,628,968

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	4,272	$4,115,524
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.750%	09/21/28(a)		475	456,661
4.600%	03/15/33(a)		1,075	1,066,211
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		861	666,145
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A (original cost $4,218,480; purchased 01/27/22)
6.500%	02/15/27(f)	GBP	3,150	3,458,180
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	57,652
5.500%	08/15/28		837	717,685
6.000%	01/15/27(a)		2,855	2,595,315
OMERS Finance Trust (Canada),
Gtd. Notes
3.500%	04/19/32		708	662,035
Gtd. Notes, 144A
3.500%	04/19/32		1,840	1,720,542
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		518	502,159
7.125%	03/15/26		3,270	3,141,939
8.250%	10/01/23		1,060	1,063,018
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,752	3,821,324
1.850%	05/03/32	EUR	579	546,055
2.000%	04/16/31		1,134	967,680
Gtd. Notes, 144A
1.250%	09/27/30		6,735	5,502,589
1.850%	05/03/32	EUR	1,456	1,373,154
2.000%	04/16/31		4,568	3,898,028
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	5,149	4,728,465
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	529,437
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	550	482,325
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	430	431,494
				50,917,411
Electric — 0.5%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		200	158,925
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		210	$234,899
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	22,769
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,500	1,314,414
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		691	586,854
4.500%	02/15/28		1,366	1,266,724
5.250%	06/01/26		224	218,207
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		850	736,140
5.000%	02/01/31		1,240	1,050,603
5.125%	03/15/28		4,924	4,509,582
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,346	1,125,927
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		755	781,235
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		480	345,552
4.500%	05/15/58		135	116,835
6.150%	11/15/52		225	253,462
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		400	335,854
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		3,560	3,454,857
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		550	321,845
3.600%	08/15/32		405	374,883
4.200%	09/01/52		280	245,479
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		422	410,653
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	240,202
4.500%	08/15/32		490	473,523
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33		65	66,907
5.650%	04/01/53		20	20,974
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	942,823
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	800	665,490
4.000%	01/11/35	EUR	300	322,889

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	$944,062
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		350	312,982
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		265	281,462
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,264,624
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,096,177
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		90	90,484
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	500	531,714
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	1,705	1,526,573
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	191,023
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		322	286,372
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		515	418,614
2.759%	01/10/32		76	62,724
5.783%	09/16/52		605	627,082
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,986	1,949,684
Gtd. Notes, 144A
3.375%	02/15/29		260	216,180
3.625%	02/15/31		2,708	2,195,180
3.875%	02/15/32		162	129,694
5.250%	06/15/29		376	347,084
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		550	524,159
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		595	590,153
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,000	990,826
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	543,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	$219,495
4.950%	07/01/50		245	201,764
6.150%	01/15/33		755	774,864
6.700%	04/01/53		150	154,459
6.750%	01/15/53		275	284,396
Sr. Sec’d. Notes
3.250%	06/01/31		355	301,657
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	735	592,002
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		500	494,040
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	96,787
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		375	310,582
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		285	276,063
3.700%	04/01/29		115	106,858
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		240	252,877
5.950%	11/01/32		175	189,536
First Ref. Mortgage
4.000%	04/01/47		10	8,233
4.650%	10/01/43		25	22,701
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	22,415
First Ref. Mortgage, Series C
4.125%	03/01/48		19	15,711
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		3,000	2,982,236
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		215	193,565
Union Electric Co.,
First Mortgage
3.900%	04/01/52		100	84,141
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,562	1,379,871
8.000%(ff)	10/15/26(oo)		4,143	3,880,212
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		6,972	6,589,098
5.500%	09/01/26		20	19,437
5.625%	02/15/27(a)		554	539,725
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		675	652,017

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.500%	10/15/23(a)		785	$763,501
3.500%	12/01/49		319	245,123
				57,372,181
Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	400	400,699
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		568	577,552
7.250%	06/15/28		546	561,097
				1,539,348
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.125%	11/02/34	EUR	1,330	1,459,424
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	91,817
				1,551,241
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,003,993
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	176,998
2.000%	02/15/33	EUR	3,000	2,487,325
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	2,079,468
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	1,573	1,440,883
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	588,548
				7,777,215
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		872	872,273
7.000%	02/15/30		775	788,411
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		550	482,473
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		1,567	1,578,270
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		1,046	982,089
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,928	$1,385,451
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26		1,020	1,024,944
Gtd. Notes, 144A
3.638%	03/15/25		570	551,495
3.755%	03/15/27		975	918,527
4.054%	03/15/29		165	153,439
4.279%	03/15/32(a)		1,055	941,355
5.050%	03/15/42		1,030	861,237
5.141%	03/15/52		590	478,655
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	41,749
				11,060,368
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		75	65,257
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		850	731,222
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,780	4,818,249
4.500%	02/16/26	GBP	225	233,156
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,005,003
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,507	1,313,713
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		180	182,666
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		500	483,379
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		305	290,891
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		35	32,387
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	592,303
4.375%	01/31/32		1,049	953,873
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	1,797	1,673,668
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	1,150	1,146,816

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		425	$402,355
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,380	1,214,455
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		400	380,700
				16,520,093
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		340	293,777
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,315	1,234,665
5.875%	08/20/26		1,001	956,158
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		374	331,412
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	605	499,467
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		530	610,250
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		20	17,088
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,107,231
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	591,803
				5,348,074
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		3,300	3,204,205
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	865	820,630
2.650%	06/01/30		103	91,026
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39(a)		435	363,387
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.550%	11/15/24(a)		885	890,349
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,127,943
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,307	$1,133,942
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	2,225	2,391,688
4.950%	11/21/32		315	326,818
				10,349,988
Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	155,808
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		1,279	1,091,162
3.910%	10/01/50		41	31,672
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,830	2,414,841
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		265	270,680
Gtd. Notes, 144A
3.625%	03/15/32(a)		1,445	1,270,910
4.625%	03/15/52		445	369,716
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33(a)		535	575,659
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,590	2,386,097
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	40,911
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,715	1,523,737
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		1,285	1,132,223
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		2,050	1,954,559
Sr. Sec’d. Notes
4.250%	06/01/29		675	609,910
4.375%	01/15/30		510	457,856
4.625%	07/15/24		231	227,877
4.625%	06/15/28		230	213,732
4.875%	01/01/26		30	29,410
5.125%	11/01/27		2,381	2,296,017
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		463	335,894
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		150	127,919

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.000%	05/15/29	295	$288,660
4.375%	03/15/42	240	222,036
4.750%	07/15/45	47	46,289
4.750%	05/15/52	110	107,195
5.200%	04/15/63	230	233,102
5.250%	02/15/28	440	458,427
5.300%	02/15/30	125	131,671
5.875%	02/15/53	155	174,220
			19,178,190
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	109,304
6.625%	01/15/28	2,314	2,101,288
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	45,511
7.250%	10/15/29	1,123	1,044,641
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	506	376,970
6.250%	09/15/27	791	699,378
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,270	1,747,900
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	81	81,034
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,779	1,560,183
5.250%	12/15/27	887	831,829
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	2,190	2,135,086
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	375	369,045
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	2,115	1,959,043
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	1,096	1,087,780
			14,148,992
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)	534	429,068
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	266	164,146
			593,214
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.1%
Allianz SE (Germany),
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	$210,994
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		300	303,152
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	2,035	2,136,703
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	708	766,146
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		335	322,203
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	685,087
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		180	136,744
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		96	86,307
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28(a)		727	626,374
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,508,866
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		659	549,235
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	1,000	836,567
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,255	899,158
				9,067,536
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		235	208,533
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	3,100	3,453,790
4.500%	11/15/31	EUR	735	826,694
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		420	381,150
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		800	581,100
				5,451,267

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	$204,962
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		250	251,563
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,135	956,854
5.375%	05/01/25		10	9,978
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		95	93,498
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	551,102
3.500%	08/18/26		195	181,752
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		1,090	928,816
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		1,384	1,290,543
				4,012,543
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		475	490,779
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,485	3,411,999
				3,902,778
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,025	837,370
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		730	598,236
4.250%	01/15/34		1,000	774,574
4.500%	08/15/30		145	122,222
4.500%	06/01/33		435	346,887
4.750%	03/01/30(a)		1,658	1,436,851
5.000%	02/01/28		125	115,297
5.125%	05/01/27		485	458,106
5.375%	06/01/29		280	257,198
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,340	882,726
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	189,092
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	$1,105,308
5.500%	04/15/27		230	193,663
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	762,795
5.750%	01/15/30		1,000	505,744
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26(d)		3,675	198,823
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		675	563,081
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		155	81,791
5.875%	11/15/24		310	276,582
7.375%	07/01/28		410	233,690
7.750%	07/01/26		4,099	2,705,350
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,100	1,057,708
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,464	1,437,581
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,518	1,626,986
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	1,964,205
				18,731,866
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	1,230	1,344,514
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		500	447,125
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	149,400
5.125%	02/02/33		200	200,913
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		400	376,436
				2,518,388
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		540	520,420
4.700%	08/23/52		285	274,158
				794,578

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National — 0.1%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	2,415	$2,590,007
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	234,073
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	166,098
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,171	985,912
3.000%	10/14/33	EUR	3,310	3,569,686
				7,545,776
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	787,355
Oil & Gas — 0.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	500,207
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26		520	467,823
3.100%	07/15/31		810	682,183
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		880	832,280
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	232,162
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $1,201,904; purchased 07/09/21 - 09/22/22)
7.000%	11/01/26(f)		1,212	1,171,219
Gtd. Notes, 144A (original cost $54,508; purchased 07/09/21 - 12/10/21)
9.000%	11/01/27(f)		40	48,772
Sr. Unsec’d. Notes, 144A (original cost $642,267; purchased 06/16/22)
8.250%	12/31/28(f)		648	627,718
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	210	164,515
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,281,150
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		1,490	1,402,146
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26(a)		720	708,307
5.875%	02/01/29		1,856	1,766,347
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	692,262
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		1,015	1,031,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		730	$724,711
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		145	140,469
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		665	644,038
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	2,400	2,623,094
4.250%	04/06/24	GBP	500	447,180
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		486	474,054
7.300%	08/15/31		380	422,995
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	134,902
6.000%	04/15/30		813	749,828
6.000%	02/01/31		145	134,024
6.250%	04/15/32		1,041	962,442
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		50	48,064
7.125%	02/01/27		348	353,220
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		460	484,241
6.950%	07/01/24		184	186,557
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,975	2,110,192
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,300	2,973,353
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	187,986
Gtd. Notes, EMTN
2.480%	01/28/32		200	169,788
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		250	194,500
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		2,215	2,190,200
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,015,267
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		190	144,539

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	$1,217,074
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	600	501,820
				30,842,929
Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,036	905,891
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		780	700,045
				1,605,936
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		458	408,752
4.250%	11/21/49		1,071	944,869
4.700%	05/14/45		50	46,924
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		165	156,367
6.450%	09/15/37		870	1,016,628
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		668	303,180
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		598	224,358
5.000%	02/15/29		969	359,388
5.250%	01/30/30		3,119	1,155,979
5.250%	02/15/31		717	275,149
6.250%	02/15/29		4,267	1,578,790
7.000%	01/15/28		57	23,370
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		290	208,947
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26(a)		2,000	2,011,948
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)		2,280	2,299,640
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		50	35,399
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		885	703,053
				11,752,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	$1,601,069
5.750%	03/01/27	426	416,082
7.875%	05/15/26	963	983,689
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	470	401,262
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	1,700	1,704,570
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,859	1,558,827
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	2,795	2,466,257
Sr. Unsec’d. Notes
5.400%	10/01/47	790	703,392
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	10	8,886
3.125%	07/31/29(a)	704	644,383
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	719	618,852
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	275	282,219
6.510%	02/23/42	200	210,163
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	866	839,770
5.200%	03/01/47	675	605,193
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	1,115	866,037
6.100%	11/15/32	375	388,364
6.350%	01/15/31	665	694,686
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	912	839,250
6.000%	12/31/30	1,076	960,945
7.500%	10/01/25	355	355,941
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	610	624,485
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	36,079
4.125%	08/15/31	40	35,125
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25	65	62,146
4.300%	02/01/30	825	750,389
5.300%	03/01/48	555	473,711
5.450%	04/01/44	775	676,464

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.500%	02/01/50		377	$320,214
6.150%	04/01/33		190	192,611
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	565,504
4.500%	11/15/23		2,653	2,638,742
4.550%	06/24/24		437	433,833
4.650%	08/15/32		10	9,634
				23,968,774
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	2,100	1,888,336
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	827,191
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	322,505
1.625%	04/20/30	EUR	200	150,193
2.200%	07/24/25	EUR	2,035	2,008,517
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,373,682
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	1,738,165
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	315,002
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	281,179
3.200%	08/14/27	CNH	7,000	992,408
				10,897,178
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		2,525	2,511,967
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	1,222,351
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	2,035	1,804,213
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		575	411,525
9.750%	06/15/25		776	750,747
Sr. Unsec’d. Notes
4.750%	05/01/24		300	271,587
4.750%	02/15/28		2,704	1,824,850
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	$687,621
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,195	1,073,510
4.625%	08/01/29(a)		280	206,838
5.000%	10/15/27(a)		1,577	1,296,772
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	809,574
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	661,532
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	56,846
4.125%	08/15/30		10	8,886
4.250%	12/01/26		30	28,106
4.500%	09/01/26		130	122,866
4.500%	01/15/28		435	404,283
4.625%	06/15/25		70	67,668
5.625%	05/01/24		5	4,961
5.750%	02/01/27		5	4,917
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	925	1,079,637
				15,311,257
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		709	659,370
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		188	127,205
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	674	667,519
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,210	6,207,549
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	297,099
3.875%	10/01/31		1,311	889,675
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		550	502,081
3.300%	04/15/40		610	507,729
4.950%	09/15/52		160	159,922
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,154	1,140,455

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	$931,510
				12,090,114
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)		200	183,800
Gtd. Notes, 144A
1.950%	02/15/28		509	442,333
2.600%	02/15/33		1,060	831,388
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		90	73,952
4.150%	04/15/32		405	369,272
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		940	952,243
5.625%	02/10/43		260	266,338
5.700%	02/10/53		925	942,378
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23		1,450	1,446,573
				5,508,277
Software — 0.0%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	468,394
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		498	373,513
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		2,725	2,688,899
4.500%	05/06/28(a)		680	671,996
6.150%	11/09/29		535	569,946
6.900%	11/09/52		75	84,070
				4,856,818
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		1,305	1,203,862
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		683	600,314
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	572	558,374
1.700%	03/25/26		720	660,840
2.550%	12/01/33		475	382,097
3.500%	06/01/41		355	280,209
3.550%	09/15/55		620	445,367
4.350%	06/15/45		175	149,274
5.200%	11/18/33	GBP	555	678,490
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.539%	02/20/26		1,210	$1,213,111
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	530	487,091
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		500	394,688
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	2,034,593
6.500%	10/15/26		200	190,942
7.000%	10/15/28		200	189,188
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,334,886
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	118,956
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	940,778
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		355	368,683
7.625%	03/01/26		25	26,440
7.875%	09/15/23		4,033	4,065,815
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		560	414,638
3.875%	04/15/30		945	886,305
4.950%	03/15/28(a)		600	605,686
5.650%	01/15/53		175	179,271
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		5	3,571
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	3,448	3,037,312
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		2,450	2,422,780
				23,873,561
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		115	81,573
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,722,323
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,250	1,297,287
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	430,033

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	379	$353,809
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28		405	400,789
				4,285,814
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		818	728,316
3.250%	06/01/51		426	312,361
3.450%	05/01/50		37	28,165
4.200%	09/01/48		300	256,633
Severn Trent Utilities Finance PLC (United Kingdom),
Gtd. Notes, EMTN
4.625%	11/30/34	GBP	840	976,332
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	500	472,227
				2,774,034

Total Corporate Bonds (cost $641,447,848)				578,474,055
Floating Rate and Other Loans — 0.0%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.566%(c)	04/21/28		1,166	1,157,671
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
8.799%(c)	08/12/28		199	198,480
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29		2,258	2,120,580
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26		2,264	140,907
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24		1,308	1,167,129

Total Floating Rate and Other Loans (cost $5,288,036)				4,784,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.0%
California — 0.0%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,
Revenue Bonds, BABs
5.735%	06/01/39	55	$58,828
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	1,065	1,161,980
6.548%	05/15/48	160	189,259
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	430,013
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	1,320	1,102,350
			2,942,430
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	430	450,309
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	520	564,060
			1,014,369
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	216,779

Total Municipal Bonds (cost $4,489,609)			4,173,578
Residential Mortgage-Backed Securities — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	253	256,110
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	325	325,171
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.810%(c)	03/25/42	130	133,980
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	100	101,533
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	295	294,290
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.010%(c)	04/25/34	150	151,667
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	90	83,475

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50		59	$59,087
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33		190	167,257
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33		145	128,370
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	09/25/41		130	118,230
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41		430	387,021
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41		200	180,008
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		70	11,365
Series 4910, Class MI, IO
4.000%	08/25/49		95	17,531
Series 5020, Class IH, IO
3.000%	08/25/50		435	69,025
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		967	882,128
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.160%(c)	04/25/34		600	588,955
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.460%(c)	04/25/34		200	197,432
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59		32	32,051

Total Residential Mortgage-Backed Securities (cost $4,378,129)				4,184,686
Sovereign Bonds — 3.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		600	507,000
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	510,740
Airport Authority (Hong Kong),
Sr. Unsec’d. Notes, 144A
4.875%	01/12/33		200	205,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	$1,323,142
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	1,203	702,501
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	4,461	2,931,874
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	275,806
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	1,375,114
Sr. Unsec’d. Notes, Series 160
1.000%	12/21/30	AUD	216	122,584
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	6,611	2,847,683
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,901	2,398,336
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	216,011
4.690%	10/28/34	EUR	200	222,532
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	391,689
Bonos de la Tesoreria de la Republica en pesos (Chile),
Unsec’d. Notes, 144A
2.800%	10/01/33	CLP	400,000	411,108
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes
5.477%	07/24/23(a)		25	24,584
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,730	4,648,112
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	50	29,824
4.125%	09/23/29	EUR	900	956,712
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	685	726,168
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	05/15/36	EUR	192	152,177
0.000%	08/15/50	EUR	399	233,248
0.500%	02/15/28	EUR	210	208,867
1.700%	08/15/32	EUR	800	826,183
3.250%	07/04/42	EUR	392	477,250
Bonds, Series G
0.000%	08/15/50	EUR	526	307,968
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	5,900	6,288,710
Unsec’d. Notes, EMTN
1.750%	11/25/27	EUR	2,300	2,357,962
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	456,360

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	3,355	$2,387,052
0.250%	03/01/26	CAD	4,272	2,890,853
0.500%	12/01/30	CAD	1,195	741,105
1.000%	06/01/27	CAD	3,889	2,652,103
1.250%	03/01/25	CAD	2,919	2,064,517
2.000%	12/01/51	CAD	952	563,121
3.500%	12/01/45	CAD	419	330,004
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		500	410,094
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	77,019
3.950%	06/29/43	CNH	18,500	2,868,408
4.000%	11/30/35	CNH	5,000	782,040
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,230,028
City of Toronto (Canada),
Sr. Unsec’d. Notes
3.500%	06/02/36	CAD	300	207,123
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	6,070	6,234,432
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	4,894,900	758,956
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	92,948
1.125%	03/04/33	EUR	200	168,070
1.500%	06/17/31	EUR	2,205	2,003,181
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	4,255	2,941,197
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	21,060	866,676
Bonds, Series 138
1.750%	06/23/32	CZK	8,560	311,690
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,660	843,979
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	2,670	2,683,966
0.400%	01/26/26	EUR	910	917,597
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,488	1,228,776
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	370,596
0.000%	12/15/26	EUR	1,090	1,061,557
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	$1,376,246
0.000%	04/22/31	EUR	695	596,049
0.000%	07/04/35	EUR	1,395	1,029,250
0.200%	06/04/36	EUR	215	158,226
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	1,195	1,090,953
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.450%	07/04/41	EUR	3,440	2,270,938
0.700%	07/06/51	EUR	1,030	599,868
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		285	292,404
5.125%	01/11/33		200	209,716
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	399	268,142
0.875%	09/15/25	EUR	909	941,745
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/24	EUR	6,940	7,328,328
0.000%	02/25/26	EUR	182	182,717
0.000%	02/25/27	EUR	4,176	4,089,481
0.000%	11/25/31	EUR	315	270,464
0.750%	02/25/28	EUR	1,902	1,881,819
0.750%	05/25/52	EUR	1,598	946,752
2.000%	11/25/32	EUR	1,405	1,419,555
4.500%	04/25/41	EUR	2,367	3,027,478
Bonds, 144A
1.750%	05/25/66	EUR	125	92,284
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	646	488,335
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	6,790	5,679,517
1.875%	01/24/52	EUR	3,280	2,117,684
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	139,504
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	287,460	624,173
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,750	180,406
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	3,790	3,019,239
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	195,750
6.125%	05/22/28		240	245,700
6.750%	09/25/52		200	206,500
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	3,790	3,652,475
1.100%	03/12/33	EUR	1,520	1,211,603
3.550%	03/31/32		200	183,772

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.850%	10/15/30		200	$190,350
4.150%	09/20/27		400	393,544
5.450%	09/20/52		200	201,772
5.650%	01/11/53		300	311,658
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,335,712
3.850%	07/18/27		300	292,158
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	9,253,000	609,087
Bonds, Series 087
6.500%	02/15/31	IDR	21,081,000	1,396,636
Bonds, Series 091
6.375%	04/15/32	IDR	4,831,000	315,000
Bonds, Series 092
7.125%	06/15/42	IDR	11,673,000	785,612
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	1,016	874,835
1.100%	05/15/29	EUR	597	592,537
1.500%	05/15/50	EUR	222	167,019
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	710,344
Bonds, Series 0330
1.000%	03/31/30	ILS	975	225,835
Bonds, Series 0432
1.300%	04/30/32	ILS	945	213,959
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	80,917
6.875%	10/21/34	GBP	200	290,328
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	95	71,557
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	8,680	7,234,421
0.950%	12/01/31	EUR	757	643,917
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	640	677,806
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	651,582
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	2,363	1,499,835
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	765	500,504
Sr. Unsec’d. Notes, Series 3Y
0.000%	08/15/24	EUR	1,381	1,434,779
Sr. Unsec’d. Notes, Series 5Y
0.000%	04/01/26	EUR	6,085	5,972,442
1.750%	07/01/24	EUR	815	868,293
2.650%	12/01/27	EUR	5,451	5,696,775
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	452,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	439,050	$2,507,032
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	1,537,850	11,659,407
Bonds, Series 345
0.100%	12/20/26	JPY	265,650	2,007,617
Bonds, Series 361
0.100%	12/20/30	JPY	637,650	4,734,444
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	318,800	2,918,151
Bonds, Series 32
2.300%	03/20/40	JPY	65,550	600,508
Bonds, Series 51
0.300%	06/20/46	JPY	247,850	1,547,816
Bonds, Series 56
0.800%	09/20/47	JPY	429,050	2,979,615
Bonds, Series 65
0.400%	12/20/49	JPY	715,150	4,361,890
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	167,300	1,414,888
Bonds, Series 157
0.200%	06/20/36	JPY	658,500	4,660,673
Bonds, Series 162
0.600%	09/20/37	JPY	348,650	2,568,431
Bonds, Series 174
0.400%	09/20/40	JPY	751,000	5,160,425
Bonds, Series 181
0.900%	06/20/42	JPY	403,300	2,977,375
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	985	766,991
2.375%	11/09/28	EUR	1,670	1,630,909
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	662	809,263
Sr. Unsec’d. Notes, Series 77, 144A
1.000%	06/22/26	EUR	465	478,221
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,317	1,266,933
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	2,243	1,934,806
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	1,055	725,132
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		500	497,660
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	836,291
Bonds, Series 3112
2.375%	12/10/31	KRW	303,050	216,689
Bonds, Series 4009
1.500%	09/10/40	KRW	1,469,180	857,066

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	$697,067
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,917,220	2,109,872
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	3,360,940	2,321,262
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	3,241,380	1,811,341
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	659,701
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	2,295	486,576
Bonds, Series 0122
3.582%	07/15/32	MYR	4,285	946,031
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,610,952
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	23,781	1,161,666
7.750%	05/29/31	MXN	17,630	916,913
Bonds, Series M20
7.500%	06/03/27	MXN	9,472	498,422
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	12,115	661,815
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	3,035	2,672,869
2.250%	08/12/36	EUR	735	565,847
2.659%	05/24/31		200	167,400
3.500%	02/12/34		250	212,500
3.771%	05/24/61		300	202,088
5.400%	02/09/28		200	206,700
6.350%	02/09/35		400	425,600
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	684,528
0.000%	07/15/31	EUR	421	369,990
0.000%	01/15/38	EUR	5,515	3,991,982
0.000%	01/15/52	EUR	237	125,563
0.500%	07/15/32	EUR	190	170,874
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	284	178,584
Bonds, Series 0437
2.750%	04/15/37	NZD	601	313,607
Bonds, Series 0534
4.250%	05/15/34	NZD	3,726	2,330,800
Bonds, Series 0551
2.750%	05/15/51	NZD	6,111	2,823,718
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	15,983	8,327,751
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,664	222,106
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	457	$47,617
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,921	428,737
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,075,405
2.750%	01/30/26	EUR	655	685,619
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,348,939
1.200%	04/28/33	EUR	1,170	939,991
1.750%	04/28/41	EUR	410	279,793
1.950%	01/06/32		200	162,522
3.556%	09/29/32(a)		500	456,930
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	483	393,692
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	925	918,745
1.000%	04/12/52	EUR	3,575	2,028,519
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	1,210	864,620
Unsec’d. Notes
3.100%	06/01/50	CAD	400	247,356
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	524	417,160
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	400	231,618
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		1,229	1,173,039
2.550%	12/02/52	CAD	650	359,809
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	5,540	5,876,612
Unsec’d. Notes
2.050%	06/02/30	CAD	650	437,135
2.150%	06/02/31	CAD	1,725	1,150,718
3.450%	06/02/45	CAD	1,369	917,352
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	875	550,719
2.750%	04/12/27		1,760	1,682,532
Unsec’d. Notes
3.100%	12/01/51	CAD	1,130	705,462
3.500%	12/01/45	CAD	582	391,741
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	128,845
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	276,750

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	$315,112
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,577	1,099,276
4.500%	08/22/35	AUD	630	432,057
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	509	476,344
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	400	372,118
0.000%	10/20/40	EUR	135	85,370
0.750%	10/20/26	EUR	583	589,839
0.850%	06/30/2120	EUR	50	22,293
1.850%	05/23/49	EUR	460	390,749
2.400%	05/23/34	EUR	1,423	1,454,569
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		400	341,331
4.000%	10/17/49		690	523,501
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,816,232
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		955	957,744
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	3,274	537,083
Bonds, Series 0726
2.500%	07/25/26	PLN	4,089	853,712
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33		415	413,228
5.500%	04/04/53		295	297,581
Sr. Unsec’d. Notes
5.500%	11/16/27		320	333,107
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	1,875	433,041
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	35	32,074
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		200	207,572
7.625%	01/17/53		108	115,796
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	37,090
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	180	117,126
3.875%	10/29/35	EUR	45	37,090
4.125%	03/11/39	EUR	140	111,975
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	56,585
3.000%	02/27/27		418	378,813
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	914,540
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		400	$427,000
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		700	574,787
4.750%	01/18/28		665	672,980
4.875%	07/18/33		705	710,420
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	2,350	2,045,709
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	4,175	4,074,443
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	288	210,597
3.500%	03/01/27	SGD	1,769	1,351,873
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	473	311,238
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	176	176,591
Bonds, Series RS91
3.625%	03/11/33	EUR	300	334,343
South Coast British Columbia Transportation Authority (Canada),
Unsec’d. Notes
3.250%	11/23/28	CAD	500	365,335
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,494	2,614,214
0.000%	01/31/27	EUR	6,381	6,195,650
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	1,325	997,297
1.000%	10/31/50(k)	EUR	7,645	4,418,400
1.200%	10/31/40(k)	EUR	440	324,431
1.900%	10/31/52	EUR	1,019	729,578
2.550%	10/31/32	EUR	2,542	2,596,222
2.900%	10/31/46	EUR	681	643,392
3.450%	07/30/66	EUR	75	74,435
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	127,166
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, EMTN
2.000%	06/15/32	EUR	3,890	3,897,014
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	534,832
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	26,000	2,110,993
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	853	963,337
3.250%	06/27/27	CHF	1,009	1,196,726
3.500%	04/08/33	CHF	1,095	1,458,314
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,117	672,533

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	10,080	$230,767
2.000%	12/17/31	THB	29,997	853,932
4.875%	06/22/29	THB	6,604	223,364
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	250	140,218
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	19,358
6.750%	06/20/28(d)	EUR	5,165	914,786
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	32,264
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	01/31/25	GBP	3,735	4,310,128
0.250%	07/31/31	GBP	421	400,621
0.375%	10/22/26	GBP	2,618	2,883,872
0.500%	10/22/61	GBP	391	172,853
0.625%	07/31/35	GBP	461	398,646
0.875%	10/22/29	GBP	2,248	2,366,425
1.250%	07/22/27	GBP	5,362	6,043,660
1.250%	07/31/51	GBP	3,859	2,650,007
1.500%	07/22/47	GBP	783	606,446
2.500%	07/22/65	GBP	202	187,274
3.250%	01/22/44	GBP	557	625,206
4.250%	12/07/46	GBP	2,024	2,621,803
Unsec’d. Notes
1.125%	01/31/39	GBP	3,267	2,744,869

Total Sovereign Bonds (cost $405,697,068)				359,691,174
U.S. Government Agency Obligations — 1.1%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		190	158,009
1.500%	01/01/51		302	238,092
2.000%	10/01/35		288	260,751
2.000%	12/01/35		783	706,742
2.000%	06/01/36		46	41,900
2.000%	09/01/36		299	269,338
2.000%	08/01/40		358	306,868
2.000%	11/01/50		805	668,013
2.000%	03/01/51		58	48,539
2.000%	04/01/51		352	291,683
2.000%	05/01/51		348	289,111
2.500%	06/01/30		68	64,773
2.500%	07/01/30		31	29,689
2.500%	02/01/32		90	84,737
2.500%	11/01/35		79	73,402
2.500%	11/01/36		90	83,921
2.500%	07/01/50		221	190,881
2.500%	11/01/50		409	354,539
2.500%	01/01/51		753	653,653
2.500%	02/01/51		125	109,694
2.500%	03/01/51		311	268,479
2.500%	07/01/51		92	79,647
2.500%	08/01/51		180	155,740
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	08/01/51	574	$494,935
2.500%	09/01/51	325	281,190
3.000%	06/01/30	18	17,711
3.000%	01/01/32	85	81,587
3.000%	05/01/35	22	20,628
3.000%	09/01/35	65	61,049
3.000%	01/01/37	43	39,922
3.000%	02/01/37	68	63,529
3.000%	05/01/45	77	70,874
3.000%	08/01/46	196	179,845
3.000%	09/01/46	330	302,703
3.000%	02/01/47	132	120,733
3.000%	01/01/50	168	152,658
3.000%	02/01/50	197	178,574
3.000%	07/01/51	325	293,700
3.000%	12/01/51	95	85,288
3.000%	01/01/52	341	305,969
3.500%	10/01/30	16	16,061
3.500%	12/01/30	43	42,459
3.500%	04/01/33	51	49,426
3.500%	08/01/33	146	142,391
3.500%	08/01/42	83	79,590
3.500%	01/01/44	86	81,873
3.500%	07/01/45	93	88,014
3.500%	09/01/47	292	272,410
3.500%	11/01/47	545	514,974
3.500%	03/01/48	445	419,942
3.500%	02/01/52	121	112,532
4.000%	01/01/33	141	140,149
4.000%	06/01/42	41	40,225
4.000%	05/01/44	116	113,261
4.000%	09/01/44	78	76,489
4.000%	04/01/45	21	20,018
4.000%	05/01/45	56	54,713
4.000%	10/01/45	110	107,042
4.000%	02/01/46	221	213,737
4.000%	05/01/46	66	64,688
4.000%	01/01/47	90	88,630
4.000%	05/01/47	124	120,393
4.000%	04/01/52	3,902	3,734,658
4.000%	10/01/52	540	516,136
4.500%	12/01/34	21	21,018
4.500%	03/01/41	103	104,093
4.500%	07/01/41	29	29,625
4.500%	03/01/44	37	36,945
4.500%	12/01/45	74	74,600
4.500%	12/01/45	119	119,256
4.500%	09/01/50	630	625,445
4.500%	11/01/52	1,544	1,514,814
5.000%	02/01/42	103	105,532
5.000%	10/01/48	54	55,168
5.000%	08/01/52	343	342,832
5.000%	01/01/53	819	817,766
5.500%	08/01/40	7	7,041
6.250%	07/15/32(k)	580	691,198
6.750%	03/15/31(k)	2,050	2,456,585

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	380	$290,562
Federal National Mortgage Assoc.
1.500%	11/01/41	294	241,354
1.500%	05/01/51	194	152,725
2.000%	TBA	1,040	859,718
2.000%	TBA	1,073	968,100
2.000%	04/01/30	8	7,226
2.000%	07/01/30	38	35,380
2.000%	04/01/31	31	28,904
2.000%	02/01/36	346	311,844
2.000%	05/01/36	248	223,566
2.000%	06/01/36	514	465,444
2.000%	09/01/36	227	204,417
2.000%	02/01/37	280	252,374
2.000%	03/01/37	1,353	1,222,193
2.000%	06/01/40	125	107,907
2.000%	11/01/40	25	21,573
2.000%	12/01/40	220	189,909
2.000%	01/01/41	62	53,859
2.000%	07/01/41	106	91,757
2.000%	11/01/41	962	825,087
2.000%	07/01/50	150	124,327
2.000%	08/01/50	837	694,654
2.000%	12/01/50	634	527,541
2.000%	02/01/51	487	403,740
2.000%	02/01/51	7,870	6,522,840
2.000%	03/01/51	139	114,635
2.000%	03/01/51	158	132,046
2.000%	03/01/51	178	148,759
2.000%	03/01/51	854	708,408
2.000%	05/01/51	265	219,542
2.000%	05/01/51	639	529,969
2.000%	05/01/51	2,901	2,407,917
2.000%	07/01/51	861	713,524
2.000%	08/01/51	358	297,234
2.000%	08/01/51	4,139	3,429,825
2.000%	10/01/51	868	721,199
2.500%	TBA	40	37,123
2.500%	05/01/30	7	7,017
2.500%	05/01/30	46	43,925
2.500%	06/01/30	18	17,085
2.500%	07/01/30	38	36,032
2.500%	07/01/30	46	43,627
2.500%	07/01/30	47	44,465
2.500%	11/01/31	87	82,073
2.500%	07/01/32	154	145,247
2.500%	10/01/34	88	82,060
2.500%	02/01/36	685	638,328
2.500%	05/01/36	566	526,041
2.500%	06/01/36	46	42,746
2.500%	04/01/37	386	348,537
2.500%	06/01/40	393	350,804
2.500%	07/01/40	300	267,433
2.500%	04/01/45	9	8,318
2.500%	09/01/46	9	7,928
2.500%	07/01/50	40	34,700
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	07/01/50	605	$527,287
2.500%	09/01/50	361	312,750
2.500%	11/01/50	439	384,472
2.500%	12/01/50	395	343,482
2.500%	01/01/51	167	144,000
2.500%	03/01/51	580	502,623
2.500%	04/01/51	157	135,547
2.500%	05/01/51	928	801,006
2.500%	07/01/51	408	354,202
2.500%	07/01/51	1,778	1,535,568
2.500%	09/01/51	785	682,246
2.500%	10/01/51	423	366,827
2.500%	11/01/51	588	512,179
2.500%	11/01/51	5,994	5,180,397
2.500%	12/01/51	325	280,448
2.500%	12/01/51	361	314,905
2.500%	01/01/52	788	683,315
2.500%	02/01/52	709	613,583
2.500%	03/01/52	265	228,855
2.500%	04/01/52	471	407,282
3.000%	06/01/30	57	55,076
3.000%	07/01/30	7	6,373
3.000%	07/01/30	40	38,172
3.000%	07/01/30	77	74,068
3.000%	09/01/30	41	39,187
3.000%	11/01/30	20	18,892
3.000%	03/01/31	68	64,707
3.000%	04/01/32	170	162,326
3.000%	06/01/32	104	99,508
3.000%	07/01/33	65	61,801
3.000%	03/01/35	20	18,939
3.000%	05/01/35	317	300,802
3.000%	09/01/35	33	30,903
3.000%	02/01/37	35	32,444
3.000%	12/01/40	276	255,698
3.000%	11/01/42	165	151,909
3.000%	05/01/45	272	249,882
3.000%	06/01/45	194	178,699
3.000%	07/01/45	56	51,745
3.000%	08/01/45	175	161,197
3.000%	01/01/46	31	28,309
3.000%	04/01/46	281	259,614
3.000%	10/01/46	67	61,163
3.000%	10/01/46	101	92,317
3.000%	11/01/46	253	232,113
3.000%	12/01/46	105	96,246
3.000%	12/01/46	434	397,485
3.000%	12/01/49	167	150,976
3.000%	12/01/49	169	152,890
3.000%	03/01/50	166	150,041
3.000%	05/01/50	173	156,233
3.000%	12/01/50	689	626,993
3.000%	05/01/51	428	387,212
3.000%	08/01/51	332	299,765
3.000%	11/01/51	299	269,166
3.000%	12/01/51	121	109,055
3.000%	06/01/52	145	129,822

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/52	3,753	$3,372,700
3.500%	12/01/29	29	27,771
3.500%	05/01/30	23	22,448
3.500%	10/01/30	40	38,871
3.500%	11/01/32	51	49,668
3.500%	01/01/35	8	7,543
3.500%	02/01/36	96	92,802
3.500%	02/01/37	30	29,304
3.500%	06/01/42	134	127,863
3.500%	06/01/43	196	187,377
3.500%	10/01/43	271	257,844
3.500%	04/01/47	322	303,590
3.500%	08/01/47	49	46,103
3.500%	09/01/47	213	201,045
3.500%	09/01/47	282	265,658
3.500%	01/01/48	626	591,112
3.500%	03/01/48	91	85,810
3.500%	04/01/48	418	394,597
3.500%	11/01/48	215	202,832
3.500%	06/01/49	578	544,552
3.500%	09/01/49	304	284,856
3.500%	10/01/50	3,913	3,666,304
3.500%	07/01/51	263	246,928
3.500%	09/01/57	455	427,236
3.500%	05/01/58	178	167,138
4.000%	04/01/35	31	30,536
4.000%	03/01/41	72	70,217
4.000%	11/01/42	99	97,376
4.000%	06/01/44	38	36,567
4.000%	11/01/44	109	107,077
4.000%	03/01/45	26	25,635
4.000%	11/01/45	39	37,770
4.000%	01/01/46	82	80,220
4.000%	03/01/46	159	154,659
4.000%	01/01/47	111	107,448
4.000%	04/01/47	76	73,853
4.000%	04/01/47	111	107,865
4.000%	12/01/47	217	211,892
4.000%	04/01/48	113	109,721
4.000%	06/01/48	1,561	1,515,368
4.000%	10/01/48	185	180,650
4.000%	02/01/49	293	284,546
4.000%	09/01/49	68	65,639
4.000%	03/01/51	222	214,015
4.500%	TBA	1,100	1,096,648
4.500%	03/01/40	7	6,923
4.500%	08/01/40	39	38,506
4.500%	02/01/41	34	34,264
4.500%	06/01/41	99	99,569
4.500%	09/01/41	17	17,552
4.500%	01/01/42	54	53,825
4.500%	01/01/43	51	51,527
4.500%	03/01/44	22	21,490
4.500%	06/01/44	6	6,259
4.500%	02/01/46	140	139,970
4.500%	05/01/48	140	138,516
4.500%	06/01/48	77	76,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	01/01/51	215	$213,938
4.500%	07/01/52	983	963,200
5.000%	TBA	3,290	3,281,261
5.000%	05/01/38	54	55,398
5.000%	08/01/52	816	818,899
5.500%	TBA	800	808,078
5.500%	07/01/38	28	29,056
5.500%	05/01/39	37	38,264
5.500%	05/01/40	20	20,408
5.500%	10/01/52	287	292,076
5.500%	11/01/52	991	1,003,841
6.000%	02/01/36	21	22,210
6.000%	11/01/38	20	20,576
6.000%	09/01/39	47	49,207
6.000%	06/01/40	27	28,514
6.625%	11/15/30	855	1,013,222
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	91,954
Government National Mortgage Assoc.
2.000%	TBA	600	509,679
2.000%	09/20/50	230	196,781
2.000%	10/20/50	374	319,816
2.000%	11/20/50	232	198,618
2.000%	11/20/50	327	274,819
2.000%	09/20/51	344	292,588
2.000%	11/20/51	447	380,945
2.000%	08/20/52	1,240	1,054,212
2.500%	01/20/47	43	37,979
2.500%	11/20/49	375	332,179
2.500%	03/20/51	676	594,766
2.500%	04/20/51	379	335,158
2.500%	05/20/51	187	165,475
2.500%	09/20/51	392	344,883
2.500%	12/20/51	3,335	2,934,974
2.500%	10/20/52	2,784	2,449,011
3.000%	TBA	825	751,454
3.000%	05/20/43	162	150,534
3.000%	11/20/43	189	176,398
3.000%	01/15/45	25	22,765
3.000%	03/15/45	23	21,540
3.000%	04/20/45	162	150,589
3.000%	01/20/47	243	224,162
3.000%	02/20/47	162	149,967
3.000%	06/20/47	371	342,415
3.000%	08/20/47	151	139,508
3.000%	12/20/49	135	123,819
3.000%	01/20/50	160	146,676
3.000%	04/20/51	1,116	1,020,974
3.000%	07/20/51	366	334,932
3.000%	10/20/51	171	156,196
3.000%	12/20/51	270	246,003
3.000%	01/20/52	1,310	1,195,329
3.500%	TBA	3,875	3,632,661
3.500%	04/15/45	23	22,794
3.500%	07/20/47	810	770,825
3.500%	08/20/47	192	182,139
3.500%	09/20/47	37	35,628

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/20/47	30	$28,503
3.500%	12/20/47	28	26,757
3.500%	03/20/48	103	98,062
3.500%	09/20/51	231	218,027
3.500%	11/20/51	24	22,147
3.500%	01/20/52	192	180,271
3.500%	06/20/52	817	766,186
4.000%	TBA	2,425	2,334,640
4.000%	03/15/44	53	51,162
4.000%	01/20/46	74	72,719
4.000%	02/20/46	26	25,330
4.000%	03/20/46	117	114,753
4.000%	07/20/47	208	203,289
4.000%	12/20/47	76	73,750
4.000%	09/20/48	158	153,652
4.000%	11/20/48	418	406,459
4.000%	06/20/50	24	23,118
4.500%	TBA	980	965,253
4.500%	10/15/41	29	29,561
4.500%	07/20/44	111	112,647
4.500%	04/20/45	126	127,790
4.500%	06/20/52	97	95,658
4.500%	07/20/52	223	220,034
5.000%	06/15/38	16	16,384
5.000%	06/15/39	28	28,675
5.000%	12/15/39	23	23,707
5.000%	10/20/42	7	7,303
5.000%	03/15/44	95	97,340
5.000%	10/20/52	445	445,526
5.000%	11/20/52	348	348,782
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	290	209,297

Total U.S. Government Agency Obligations (cost $131,065,049)			122,897,747
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bonds
1.375%	11/15/40	9,797	6,741,561
1.750%	08/15/41(h)(k)	50,477	36,540,616
1.875%	02/15/41	23,600	17,655,750
2.000%	11/15/41	34,800	26,252,250
2.000%	08/15/51	7,872	5,537,460
2.250%	05/15/41(a)(k)	30,495	24,219,701
2.375%	02/15/42(a)	18,990	15,266,180
2.375%	05/15/51(h)	330	253,378
2.875%	05/15/52(h)	7,083	6,061,499
3.000%	11/15/45	835	726,320
3.000%	08/15/52(h)(k)	1,865	1,638,869
3.250%	05/15/42(h)	31,905	29,437,348
3.375%	08/15/42	6,935	6,513,482
3.500%	02/15/39	2,324	2,296,039
3.625%	08/15/43	5,475	5,311,605
4.000%	11/15/42(a)(h)	14,569	14,965,095
U.S. Treasury Notes
0.500%	02/28/26	4,293	3,901,599
0.750%	08/31/26	550	497,148
1.250%	06/30/28(k)	1,465	1,300,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.250%	08/15/31	3,487	$2,924,721
1.500%	11/30/28(k)	5,930	5,290,209
2.375%	03/31/29(k)	2,065	1,927,871
2.625%	05/31/27(a)	32,229	30,904,590
2.750%	05/31/29(h)(k)	4,140	3,945,938
2.875%	05/15/32	3,124	2,973,169
3.250%	06/30/29	129	126,480
3.875%	11/30/27(a)(h)	29,696	30,009,200
3.875%	11/30/29	16	16,278
3.875%	12/31/29	155	157,809
4.125%	11/15/32	3,441	3,616,276
4.500%	11/30/24	8,459	8,491,713
4.625%	02/28/25(a)	4,600	4,644,742
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	486,281
1.961%(s)	11/15/40(k)	8,025	4,047,923
1.963%(s)	08/15/41	10,650	5,175,650
2.015%(s)	11/15/41	55	26,445
2.044%(s)	08/15/42	30	13,932
2.056%(s)	11/15/43	430	189,586
2.056%(s)	02/15/45	60	25,186
2.068%(s)	05/15/43(k)	4,980	2,243,918
2.075%(s)	02/15/43	2,535	1,154,811
2.103%(s)	11/15/44	260	110,134
2.117%(s)	05/15/44(k)	1,665	718,812
2.121%(s)	08/15/44	835	356,506
2.125%(s)	05/15/45	870	361,390
2.125%(s)	08/15/45	320	131,888
3.631%(s)	05/15/41(h)	31,655	15,599,980
3.930%(s)	02/15/41	2,130	1,061,422

Total U.S. Treasury Obligations (cost $368,741,172)			331,849,176

Total Long-Term Investments (cost $9,493,351,314)			9,455,244,937

	Shares
Short-Term Investments — 19.6%
Affiliated Mutual Funds — 17.6%
PGIM Core Ultra Short Bond Fund(wd)	1,736,647,224	1,736,647,224
PGIM Institutional Money Market Fund (cost $277,676,672; includes $276,577,152 of cash collateral for securities on loan)(b)(wd)	277,755,241	277,616,363

Total Affiliated Mutual Funds (cost $2,014,323,896)		2,014,263,587

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.8%
AT&T, Inc.
5.613%	11/21/23	6,775	6,523,798
Dominion Resources, Inc.
5.081%	05/12/23	4,500	4,472,133

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Duke Energy Corp.
4.820%			6,600	$6,596,267
5.778%	04/21/23		6,925	6,903,873
Edison International
5.290%	05/01/23		6,525	6,496,120
Engie SA
5.411%	11/21/23		8,975	8,655,702
General Motors Financial Co., Inc.
5.321%	04/27/23		4,825	4,804,615
International Flavors & Fragrances Inc
5.998%	04/19/23		4,850	4,836,654
Lowe’s Cos., Inc.
5.562%	04/06/23		5,321	5,316,486
NextEra Energy Capital Holdings, Inc.
5.492%	05/19/23		8,850	8,783,206
NextEra Energy Capital, Inc.
5.619%	05/12/23		8,925	8,867,627
Ovintiv, Inc.
5.873%	04/27/23		4,400	4,381,586
Sempra Energy
5.762%	04/26/23		4,925	4,906,223
Suncor Energy, Inc.
5.114%	04/25/23		6,775	6,750,248
United Healthcare Corp.
5.456%	06/01/23		8,550	8,472,252

Total Commercial Paper (cost $96,805,941)				96,766,790
Foreign Treasury Obligations(n) — 0.3%
Japan Treasury Discount Bills, Series 1132
(0.130)%	04/17/23	JPY	3,350,250	25,215,242
Japan Treasury Discount Bills, Series 1146
(0.263)%	06/26/23	JPY	559,950	4,215,609

Total Foreign Treasury Obligations (cost $30,518,853)				29,430,851
U.S. Treasury Obligation(h)(k)(n) — 0.7%
U.S. Treasury Bills
4.735%	06/15/23		80,850	80,089,785
(cost $80,062,776)

	Shares
Unaffiliated Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	25,783,077	25,783,077
(cost $25,783,077)
Options Purchased*~ — 0.0%
(cost $28,454)		3,193

Total Short-Term Investments (cost $2,247,522,997)		2,246,337,283

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.1% (cost $11,740,874,311)		11,701,582,220

Value
Options Written*~ — (0.0)%
(premiums received $5,138)	$(4,400)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.1% (cost $11,740,869,173)	11,701,577,820

Liabilities in excess of other assets(z) — (2.1)%	(240,391,603)

Net Assets — 100.0%	$11,461,186,217

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
BUBOR	Budapest Interbank Offered Rate
CBA	Commonwealth Bank of Australia
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $325,171 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $272,600,858; cash collateral of $276,577,152 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,921,152. The aggregate value of $5,974,264 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	$(3,493)		$(3,010,529)
Federal National Mortgage Assoc.	3.000%	TBA	04/13/23	(300)		(269,178)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(7,685)		(7,140,746)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(4,744)		(4,537,209)
Federal National Mortgage Assoc.	4.500%	TBA	04/13/23	(975)		(955,301)
Government National Mortgage Assoc.	2.500%	TBA	04/20/23	(3,600)		(3,168,000)
Government National Mortgage Assoc.	5.000%	TBA	04/20/23	(95)		(95,119)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $19,020,235)						$(19,176,082)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19		4		10	$3,150
(cost $4,406)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	DB	05/04/23	1.42		—	GBP	286	$43
(cost $24,048)
Total Options Purchased (cost $28,454)								$3,193
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63		4		10	$(3,075)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69		4		10	(1,325)
Total Options Written (premiums received $5,138)								$(4,400)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	31,720	$22,801	$(81,558)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,470	6,698	(17,519)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,150	5,758	(38,956)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	31,720	9,969	(111,201)
Total Centrally Cleared Swaptions (cost $294,460)							$45,226	$(249,234)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,470	$(10,261)	$8,195
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,150	$(27,128)	$8,247
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	31,720	(83,545)	(6,466)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	31,720	(2,936)	31,638
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	31,720	(2,656)	46,193
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	12,470	(963)	8,390
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	30,220	(20,609)	51,919
Total Centrally Cleared Swaptions (premiums received $296,214)							$(148,098)	$148,116

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
960	2 Year U.S. Treasury Notes	Jun. 2023	$198,195,001	$2,171,670
11	3 Year Australian Treasury Bonds	Jun. 2023	800,116	(5,558)
39	3 Year Korea Treasury Bond	Jun. 2023	3,141,929	10,919
14	5 Year Canadian Government Bonds	Jun. 2023	1,180,599	(6,354)
15	5 Year Euro-Bobl	Jun. 2023	1,917,613	(900)
4,145	5 Year U.S. Treasury Notes	Jun. 2023	453,909,872	4,913,735
12	10 Year Korea Treasury Bonds	Jun. 2023	1,049,430	(1,106)
4,796	10 Year U.S. Treasury Notes	Jun. 2023	551,165,336	10,843,065
627	20 Year U.S. Treasury Bonds	Jun. 2023	82,234,969	2,956,860
1,658	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	233,985,250	8,555,027
47	Euro-BTP Italian Government Bond	Jun. 2023	5,879,563	(13,138)
11	Euro-OAT	Jun. 2023	1,553,579	(5,776)
1,329	Mini MSCI EAFE Index	Jun. 2023	139,312,425	5,747,720
404	Russell 2000 E-Mini Index	Jun. 2023	36,632,700	543,639
2,931	S&P 500 E-Mini Index	Jun. 2023	606,387,263	35,099,002
				70,808,805
Short Positions:
205	3 Month CME SOFR	Jun. 2023	48,752,844	(109,919)
384	2 Year U.S. Treasury Notes	Jun. 2023	79,278,000	(174,039)
232	5 Year Euro-Bobl	Jun. 2023	29,659,080	(691,374)
327	5 Year U.S. Treasury Notes	Jun. 2023	35,809,054	(473,365)
38	10 Year Australian Treasury Bonds	Jun. 2023	3,121,450	15,474
31	10 Year Canadian Government Bonds	Jun. 2023	2,893,792	2,569
616	10 Year Euro-Bund	Jun. 2023	90,748,184	(595,994)
25	10 Year Japanese Bonds	Jun. 2023	27,889,286	(204,122)
213	10 Year U.K. Gilt	Jun. 2023	27,155,915	225,163
226	10 Year U.S. Treasury Notes	Jun. 2023	25,972,345	(711,946)
247	10 Year U.S. Ultra Treasury Notes	Jun. 2023	29,921,736	(804,562)
1,030	20 Year U.S. Treasury Bonds	Jun. 2023	135,090,938	(5,473,000)
40	30 Year Euro Buxl	Jun. 2023	6,110,507	(265,278)
107	British Pound Currency	Jun. 2023	8,262,406	(189,155)
528	Euro Currency	Jun. 2023	71,963,100	(1,346,231)
585	Euro Schatz Index	Jun. 2023	67,056,343	(457,619)
				(11,253,398)
				$59,555,407
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	2,625	$1,761,519	$1,754,935	$—	$(6,584)
Expiring 04/04/23	BARC	AUD	1,801	1,215,118	1,204,052	—	(11,066)
Expiring 04/04/23	BOA	AUD	1,625	1,090,017	1,086,388	—	(3,629)
Expiring 04/04/23	GSI	AUD	2,565	1,734,658	1,714,822	—	(19,836)
Expiring 04/04/23	GSI	AUD	690	458,517	461,297	2,780	—
Expiring 04/04/23	HSBC	AUD	2,640	1,770,564	1,764,963	—	(5,601)
Expiring 04/04/23	JPS	AUD	1,135	758,095	758,800	705	—
Expiring 04/04/23	JPS	AUD	655	434,303	437,898	3,595	—
Expiring 04/04/23	SSB	AUD	655	438,596	437,898	—	(698)
Expiring 04/04/23	TD	AUD	15,605	10,450,668	10,432,669	—	(17,999)
Expiring 04/04/23	TD	AUD	2,224	1,489,413	1,486,848	—	(2,565)
Expiring 04/04/23	UAG	AUD	2,605	1,745,806	1,741,564	—	(4,242)
Expiring 04/19/23	CITI	AUD	1,006	697,000	672,894	—	(24,106)
Expiring 04/19/23	DB	AUD	660	459,705	441,182	—	(18,523)
Expiring 04/19/23	HSBC	AUD	1,018	687,477	680,945	—	(6,532)
Expiring 04/19/23	JPM	AUD	5,183	3,622,163	3,466,864	—	(155,299)
Expiring 04/19/23	MSI	AUD	994	693,000	665,030	—	(27,970)
Expiring 05/03/23	JPS	AUD	1,960	1,311,234	1,311,713	479	—
Expiring 05/03/23	JPS	AUD	1,960	1,311,826	1,311,713	—	(113)
Expiring 05/03/23	JPS	AUD	655	440,507	438,353	—	(2,154)
Expiring 05/03/23	TD	AUD	1,266	848,720	847,259	—	(1,461)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	9,038	1,778,994	1,782,214	3,220	—
Expiring 04/04/23	CITI	BRL	8,020	1,532,901	1,581,530	48,629	—
Expiring 04/04/23	CITI	BRL	4,370	847,721	861,726	14,005	—
Expiring 04/04/23	CITI	BRL	2,440	466,183	481,147	14,964	—
Expiring 04/04/23	GSI	BRL	9,038	1,730,837	1,782,213	51,376	—
Expiring 05/03/23	CITI	BRL	4,059	768,218	796,275	28,057	—
Expiring 05/03/23	CITI	BRL	3,745	724,091	734,711	10,620	—
Expiring 05/03/23	CITI	BRL	2,818	541,819	552,848	11,029	—
British Pound,
Expiring 04/04/23	BARC	GBP	1,459	1,757,939	1,799,970	42,031	—
Expiring 04/04/23	BNP	GBP	4,323	5,303,831	5,332,756	28,925	—
Expiring 04/04/23	BNP	GBP	543	653,887	669,900	16,013	—
Expiring 04/04/23	CITI	GBP	1,022	1,231,825	1,260,843	29,018	—
Expiring 04/04/23	GSI	GBP	1,453	1,721,972	1,792,568	70,596	—
Expiring 04/04/23	GSI	GBP	1,435	1,751,185	1,770,362	19,177	—
Expiring 04/04/23	GSI	GBP	1,374	1,671,673	1,695,106	23,433	—
Expiring 04/04/23	GSI	GBP	864	1,039,037	1,065,918	26,881	—
Expiring 04/04/23	GSI	GBP	814	986,027	1,004,234	18,207	—
Expiring 04/04/23	GSI	GBP	645	778,683	795,738	17,055	—
Expiring 04/04/23	GSI	GBP	463	567,344	571,204	3,860	—
Expiring 04/04/23	GSI	GBP	359	436,693	442,899	6,206	—
Expiring 04/04/23	GSI	GBP	182	219,091	224,534	5,443	—
Expiring 04/04/23	GSI	GBP	180	218,770	222,066	3,296	—
Expiring 04/04/23	HSBC	GBP	1,427	1,729,239	1,760,493	31,254	—
Expiring 04/04/23	JPS	GBP	363	442,243	447,833	5,590	—
Expiring 04/04/23	JPS	GBP	358	424,893	441,665	16,772	—
Expiring 04/04/23	JPS	GBP	180	218,975	222,067	3,092	—
Expiring 04/04/23	MSI	GBP	402	491,378	495,948	4,570	—
Expiring 04/04/23	MSI	GBP	383	463,584	472,508	8,924	—
Expiring 04/04/23	SSB	GBP	179	218,299	220,833	2,534	—
Expiring 04/04/23	TD	GBP	30,735	37,942,358	37,917,822	—	(24,536)
Expiring 04/04/23	TD	GBP	2,851	3,519,560	3,517,284	—	(2,276)
Expiring 04/04/23	TD	GBP	316	383,609	389,458	5,849	—
Expiring 04/19/23	JPM	GBP	2,093	2,517,943	2,582,453	64,510	—
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/03/23	JPS	GBP	869	$1,066,128	$1,072,733	$6,605	$—
Expiring 05/03/23	TD	GBP	945	1,167,271	1,166,552	—	(719)
Canadian Dollar,
Expiring 04/04/23	BOA	CAD	2,425	1,764,092	1,794,394	30,302	—
Expiring 04/04/23	GSI	CAD	2,400	1,744,465	1,775,895	31,430	—
Expiring 04/04/23	GSI	CAD	2,400	1,742,946	1,775,895	32,949	—
Expiring 04/04/23	GSI	CAD	2,340	1,717,373	1,731,497	14,124	—
Expiring 04/04/23	JPS	CAD	2,340	1,718,653	1,731,497	12,844	—
Expiring 04/04/23	MSI	CAD	27,092	19,974,755	20,046,892	72,137	—
Expiring 04/04/23	UAG	CAD	7,723	5,685,863	5,714,681	28,818	—
Expiring 04/04/23	UAG	CAD	2,460	1,811,113	1,820,292	9,179	—
Expiring 04/19/23	BOA	CAD	2,596	1,937,561	1,921,381	—	(16,180)
Expiring 04/19/23	CITI	CAD	982	728,707	726,721	—	(1,986)
Expiring 05/03/23	GSI	CAD	595	439,724	440,468	744	—
Expiring 05/03/23	GSI	CAD	470	344,277	347,933	3,656	—
Expiring 05/03/23	JPS	CAD	705	517,116	521,900	4,784	—
Expiring 05/03/23	MSI	CAD	2,460	1,814,525	1,821,097	6,572	—
Expiring 05/03/23	MSI	CAD	253	186,616	187,292	676	—
Chilean Peso,
Expiring 04/04/23	BOA	CLP	581,400	735,568	731,002	—	(4,566)
Expiring 04/04/23	DB	CLP	269,950	341,532	339,412	—	(2,120)
Expiring 04/04/23	MSI	CLP	1,672,340	2,109,410	2,102,654	—	(6,756)
Expiring 04/04/23	MSI	CLP	880,100	1,100,125	1,106,561	6,436	—
Expiring 04/04/23	MSI	CLP	457,800	569,403	575,598	6,195	—
Expiring 04/04/23	MSI	CLP	325,611	410,710	409,395	—	(1,315)
Expiring 04/04/23	SCB	CLP	279,290	353,348	351,155	—	(2,193)
Expiring 04/04/23	SCB	CLP	222,750	277,916	280,066	2,150	—
Expiring 04/04/23	SCB	CLP	133,650	166,200	168,039	1,839	—
Expiring 04/04/23	SCB	CLP	89,100	110,842	112,027	1,185	—
Expiring 05/03/23	SCB	CLP	226,050	281,928	283,358	1,430	—
Expiring 05/03/23	SCB	CLP	226,050	281,891	283,358	1,467	—
Expiring 06/22/23	BARC	CLP	1,177,377	1,418,000	1,467,456	49,456	—
Expiring 06/22/23	UAG	CLP	1,121,577	1,390,000	1,397,908	7,908	—
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	3,645	530,571	530,503	—	(68)
Expiring 04/04/23	GSI	CNH	2,957	429,224	430,369	1,145	—
Expiring 04/04/23	JPS	CNH	5,446	792,897	792,625	—	(272)
Expiring 04/04/23	JPS	CNH	4,490	654,080	653,486	—	(594)
Expiring 04/04/23	JPS	CNH	4,280	626,675	622,923	—	(3,752)
Expiring 04/04/23	JPS	CNH	3,003	436,940	437,064	124	—
Expiring 04/04/23	JPS	CNH	608	88,239	88,490	251	—
Expiring 04/04/23	SG	CNH	2,958	429,449	430,514	1,065	—
Expiring 04/28/23	BOA	CNH	5,891	875,009	859,000	—	(16,009)
Expiring 05/04/23	GSI	CNH	12,224	1,778,787	1,783,334	4,547	—
Expiring 05/04/23	GSI	CNH	608	88,474	88,700	226	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	3,444,403	743,187	739,191	—	(3,996)
Expiring 04/04/23	BNP	COP	2,831,702	609,482	607,701	—	(1,781)
Expiring 04/04/23	BNP	COP	1,491,350	317,951	320,053	2,102	—
Expiring 04/04/23	BNP	COP	330,334	70,457	70,892	435	—
Expiring 04/04/23	BNP	COP	157,573	33,672	33,816	144	—
Expiring 04/04/23	BNP	COP	110,529	23,620	23,720	100	—
Expiring 04/04/23	BOA	COP	4,461,012	960,167	957,361	—	(2,806)
Expiring 04/04/23	CITI	COP	3,166,900	668,052	679,637	11,585	—
Expiring 04/04/23	CITI	COP	892,914	190,663	191,625	962	—
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/04/23	CITI	COP	539,409	$113,560	$115,761	$2,201	$—
Expiring 04/04/23	MSI	COP	1,077,526	227,278	231,244	3,966	—
Expiring 04/04/23	MSI	COP	1,076,556	227,026	231,036	4,010	—
Expiring 04/04/23	SCB	COP	539,409	114,161	115,761	1,600	—
Expiring 05/03/23	BOA	COP	4,461,012	957,586	951,403	—	(6,183)
Expiring 06/21/23	BARC	COP	28,949,418	5,982,372	6,113,508	131,136	—
Expiring 06/21/23	BARC	COP	15,471,249	3,197,854	3,267,203	69,349	—
Expiring 06/21/23	DB	COP	19,011,107	3,935,436	4,014,746	79,310	—
Expiring 06/21/23	MSI	COP	16,760,520	3,449,589	3,539,469	89,880	—
Czech Koruna,
Expiring 04/04/23	CITI	CZK	15,130	684,987	699,014	14,027	—
Expiring 04/04/23	CITI	CZK	11,600	523,519	535,926	12,407	—
Expiring 04/04/23	CITI	CZK	10,150	444,962	468,935	23,973	—
Expiring 04/04/23	TD	CZK	23,604	1,091,262	1,090,517	—	(745)
Expiring 04/04/23	TD	CZK	17,688	817,753	817,195	—	(558)
Expiring 04/19/23	BOA	CZK	58,891	2,632,000	2,718,652	86,652	—
Expiring 04/19/23	MSI	CZK	66,983	3,017,000	3,092,210	75,210	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	5,865	855,954	854,010	—	(1,944)
Euro,
Expiring 04/04/23	BARC	EUR	1,073	1,151,632	1,163,510	11,878	—
Expiring 04/04/23	BOA	EUR	932	1,000,294	1,010,974	10,680	—
Expiring 04/04/23	BOA	EUR	508	542,373	551,046	8,673	—
Expiring 04/04/23	CBA	EUR	446	477,296	483,793	6,497	—
Expiring 04/04/23	CITI	EUR	1,027	1,103,904	1,114,169	10,265	—
Expiring 04/04/23	GSI	EUR	2,792	2,966,863	3,028,583	61,720	—
Expiring 04/04/23	GSI	EUR	1,778	1,889,187	1,928,660	39,473	—
Expiring 04/04/23	GSI	EUR	1,705	1,812,028	1,848,989	36,961	—
Expiring 04/04/23	GSI	EUR	1,221	1,302,685	1,324,463	21,778	—
Expiring 04/04/23	HSBC	EUR	142,868	154,882,484	154,974,057	91,573	—
Expiring 04/04/23	HSBC	EUR	21,830	23,665,794	23,679,786	13,992	—
Expiring 04/04/23	JPM	EUR	64,919	70,402,573	70,420,164	17,591	—
Expiring 04/04/23	JPM	EUR	403	433,897	437,373	3,476	—
Expiring 04/04/23	JPS	EUR	484	513,922	525,012	11,090	—
Expiring 04/04/23	JPS	EUR	429	462,984	465,352	2,368	—
Expiring 04/04/23	MSI	EUR	830	876,672	900,331	23,659	—
Expiring 04/04/23	MSI	EUR	828	875,504	898,161	22,657	—
Expiring 04/04/23	SCB	EUR	236	250,698	255,998	5,300	—
Expiring 04/04/23	SSB	EUR	1,404	1,500,824	1,522,969	22,145	—
Expiring 04/04/23	SSB	EUR	817	876,834	886,229	9,395	—
Expiring 04/04/23	SSB	EUR	812	860,016	880,805	20,789	—
Expiring 04/04/23	SSB	EUR	597	644,126	647,588	3,462	—
Expiring 04/04/23	UAG	EUR	201	214,754	218,032	3,278	—
Expiring 04/19/23	BOA	EUR	4,000	4,228,465	4,342,595	114,130	—
Expiring 04/19/23	MSI	EUR	1,036	1,101,711	1,124,641	22,930	—
Expiring 04/19/23	MSI	EUR	647	698,427	702,415	3,988	—
Expiring 04/19/23	MSI	EUR	638	704,000	693,158	—	(10,842)
Expiring 04/28/23	GSI	EUR	1,607	1,748,511	1,745,525	—	(2,986)
Expiring 04/28/23	JPS	EUR	1,607	1,749,486	1,745,525	—	(3,961)
Expiring 05/03/23	HSBC	EUR	25	27,148	27,163	15	—
Expiring 05/03/23	MSI	EUR	1,699	1,833,212	1,845,989	12,777	—
Expiring 05/03/23	MSI	EUR	1,640	1,769,551	1,781,884	12,333	—
Expiring 05/03/23	MSI	EUR	1,489	1,620,064	1,617,821	—	(2,243)
Expiring 05/03/23	UAG	EUR	176	192,082	191,226	—	(856)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/04/23	BOA	HUF	168,000	$464,512	$478,870	$14,358	$—
Expiring 04/04/23	BOA	HUF	168,000	464,705	478,871	14,166	—
Expiring 04/04/23	MSI	HUF	1,206,564	3,444,668	3,439,210	—	(5,458)
Expiring 04/04/23	MSI	HUF	571,936	1,605,074	1,630,256	25,182	—
Expiring 04/04/23	MSI	HUF	284,936	813,475	812,186	—	(1,289)
Expiring 04/19/23	BARC	HUF	123,021	324,360	348,922	24,562	—
Expiring 04/19/23	BARC	HUF	53,361	142,078	151,348	9,270	—
Expiring 04/19/23	BOA	HUF	372,039	993,640	1,055,208	61,568	—
Expiring 04/19/23	HSBC	HUF	1,885,656	4,940,216	5,348,260	408,044	—
Expiring 04/19/23	HSBC	HUF	1,257,104	3,313,880	3,565,507	251,627	—
Expiring 04/19/23	HSBC	HUF	174,013	455,895	493,550	37,655	—
Expiring 04/19/23	HSBC	HUF	116,009	305,813	329,034	23,221	—
Expiring 04/19/23	JPM	HUF	755,311	2,005,684	2,142,277	136,593	—
Expiring 04/19/23	JPM	HUF	69,702	185,089	197,694	12,605	—
Expiring 04/19/23	TD	HUF	1,132,966	3,020,486	3,213,417	192,931	—
Expiring 04/19/23	TD	HUF	104,553	278,738	296,542	17,804	—
Indian Rupee,
Expiring 04/03/23	CITI	INR	76,890	938,484	935,769	—	(2,715)
Expiring 04/03/23	CITI	INR	40,100	485,355	488,027	2,672	—
Expiring 04/03/23	JPS	INR	67,850	820,733	825,750	5,017	—
Expiring 04/03/23	JPS	INR	51,800	628,488	630,418	1,930	—
Expiring 04/03/23	JPS	INR	31,653	382,283	385,225	2,942	—
Expiring 04/03/23	JPS	INR	20,383	248,119	248,066	—	(53)
Expiring 04/03/23	MSI	INR	328,243	3,985,452	3,994,793	9,341	—
Expiring 04/03/23	SCB	INR	39,567	481,614	481,539	—	(75)
Expiring 05/03/23	MSI	INR	143,737	1,742,319	1,746,030	3,711	—
Expiring 05/03/23	MSI	INR	143,736	1,743,205	1,746,018	2,813	—
Expiring 05/03/23	SCB	INR	62,160	754,529	755,082	553	—
Expiring 06/21/23	BOA	INR	193,598	2,350,000	2,346,770	—	(3,230)
Expiring 06/21/23	CITI	INR	190,946	2,322,000	2,314,628	—	(7,372)
Expiring 06/21/23	JPM	INR	197,049	2,376,000	2,388,604	12,604	—
Expiring 06/21/23	MSI	INR	619,159	7,511,972	7,505,379	—	(6,593)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	6,576,000	439,073	439,396	323	—
Expiring 04/04/23	JPS	IDR	47,542,780	3,157,940	3,176,723	18,783	—
Expiring 04/04/23	JPS	IDR	8,201,000	537,260	547,976	10,716	—
Expiring 05/03/23	JPS	IDR	1,625,000	107,916	108,580	664	—
Expiring 06/21/23	GSI	IDR	98,398,910	6,360,587	6,572,611	212,024	—
Israeli Shekel,
Expiring 04/04/23	CITI	ILS	2,720	766,461	756,433	—	(10,028)
Expiring 04/04/23	HSBC	ILS	3,976	1,108,725	1,105,726	—	(2,999)
Expiring 04/04/23	HSBC	ILS	3,528	983,799	981,138	—	(2,661)
Expiring 06/21/23	CITI	ILS	23,365	6,530,090	6,519,041	—	(11,049)
Expiring 06/21/23	CITI	ILS	13,569	3,790,508	3,785,892	—	(4,616)
Expiring 06/21/23	CITI	ILS	1,189	332,187	331,625	—	(562)
Expiring 06/21/23	CITI	ILS	690	192,824	192,589	—	(235)
Expiring 06/21/23	MSI	ILS	10,844	3,033,898	3,025,675	—	(8,223)
Expiring 06/21/23	MSI	ILS	552	154,335	153,917	—	(418)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	470,100	3,476,834	3,542,590	65,756	—
Expiring 04/04/23	BNP	JPY	2,116,921	15,707,541	15,952,741	245,200	—
Expiring 04/04/23	BNP	JPY	354,200	2,590,028	2,669,188	79,160	—
Expiring 04/04/23	BNP	JPY	236,000	1,725,471	1,778,454	52,983	—
Expiring 04/04/23	BNP	JPY	235,500	1,753,785	1,774,686	20,901	—
Expiring 04/04/23	BOA	JPY	234,900	1,766,949	1,770,164	3,215	—
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	BOA	JPY	230,900	$1,756,575	$1,740,022	$—	$(16,553)
Expiring 04/04/23	CITI	JPY	236,000	1,727,023	1,778,454	51,431	—
Expiring 04/04/23	DB	JPY	194,000	1,433,788	1,461,949	28,161	—
Expiring 04/04/23	GSI	JPY	588,100	4,383,180	4,431,817	48,637	—
Expiring 04/04/23	GSI	JPY	470,500	3,499,755	3,545,605	45,850	—
Expiring 04/04/23	GSI	JPY	469,900	3,535,648	3,541,083	5,435	—
Expiring 04/04/23	GSI	JPY	469,700	3,549,205	3,539,576	—	(9,629)
Expiring 04/04/23	GSI	JPY	352,800	2,594,036	2,658,639	64,603	—
Expiring 04/04/23	GSI	JPY	349,200	2,669,908	2,631,509	—	(38,399)
Expiring 04/04/23	GSI	JPY	349,000	2,667,019	2,630,002	—	(37,017)
Expiring 04/04/23	GSI	JPY	347,000	2,619,955	2,614,930	—	(5,025)
Expiring 04/04/23	GSI	JPY	233,900	1,760,500	1,762,629	2,129	—
Expiring 04/04/23	GSI	JPY	233,100	1,755,522	1,756,600	1,078	—
Expiring 04/04/23	GSI	JPY	230,100	1,739,992	1,733,993	—	(5,999)
Expiring 04/04/23	GSI	JPY	128,000	952,062	964,585	12,523	—
Expiring 04/04/23	GSI	JPY	83,200	628,010	626,981	—	(1,029)
Expiring 04/04/23	GSI	JPY	58,400	438,373	440,092	1,719	—
Expiring 04/04/23	GSI	JPY	58,300	440,194	439,338	—	(856)
Expiring 04/04/23	GSI	JPY	58,300	446,285	439,338	—	(6,947)
Expiring 04/04/23	GSI	JPY	58,200	446,385	438,585	—	(7,800)
Expiring 04/04/23	GSI	JPY	58,100	437,052	437,831	779	—
Expiring 04/04/23	GSI	JPY	29,400	219,843	221,553	1,710	—
Expiring 04/04/23	HSBC	JPY	464,600	3,548,393	3,501,143	—	(47,250)
Expiring 04/04/23	HSBC	JPY	90,349	674,653	680,854	6,201	—
Expiring 04/04/23	JPS	JPY	463,900	3,459,752	3,495,868	36,116	—
Expiring 04/04/23	JPS	JPY	235,500	1,728,431	1,774,686	46,255	—
Expiring 04/04/23	JPS	JPY	235,100	1,739,163	1,771,672	32,509	—
Expiring 04/04/23	JPS	JPY	233,600	1,762,247	1,760,368	—	(1,879)
Expiring 04/04/23	JPS	JPY	230,100	1,737,761	1,733,993	—	(3,768)
Expiring 04/04/23	JPS	JPY	230,100	1,737,761	1,733,993	—	(3,768)
Expiring 04/04/23	JPS	JPY	229,700	1,734,740	1,730,979	—	(3,761)
Expiring 04/04/23	JPS	JPY	29,100	221,809	219,292	—	(2,517)
Expiring 04/04/23	JPS	JPY	28,900	219,583	217,785	—	(1,798)
Expiring 04/04/23	MSI	JPY	6,544,676	49,267,730	49,319,517	51,787	—
Expiring 04/04/23	MSI	JPY	232,800	1,773,890	1,754,340	—	(19,550)
Expiring 04/04/23	MSI	JPY	65,100	499,778	490,582	—	(9,196)
Expiring 04/04/23	SSB	JPY	58,300	438,768	439,339	571	—
Expiring 04/04/23	UAG	JPY	352,800	2,588,803	2,658,638	69,835	—
Expiring 04/19/23	BARC	JPY	511,354	4,037,114	3,862,984	—	(174,130)
Expiring 04/19/23	CITI	JPY	106,336	792,000	803,303	11,303	—
Expiring 04/19/23	CITI	JPY	92,933	709,000	702,059	—	(6,941)
Expiring 04/19/23	CITI	JPY	61,448	460,000	464,203	4,203	—
Expiring 04/19/23	CITI	JPY	61,354	460,000	463,490	3,490	—
Expiring 04/19/23	GSI	JPY	100,957	797,098	762,674	—	(34,424)
Expiring 04/19/23	GSI	JPY	92,656	686,000	699,961	13,961	—
Expiring 04/19/23	MSI	JPY	109,783	822,000	829,345	7,345	—
Expiring 04/19/23	MSI	JPY	92,524	691,000	698,965	7,965	—
Expiring 04/19/23	MSI	JPY	91,894	686,000	694,209	8,209	—
Expiring 05/02/23	BARC	JPY	230,600	1,745,856	1,745,772	—	(84)
Expiring 05/02/23	GSI	JPY	116,300	883,251	880,457	—	(2,794)
Expiring 05/02/23	GSI	JPY	116,100	879,323	878,943	—	(380)
Expiring 05/02/23	GSI	JPY	60,700	465,908	459,533	—	(6,375)
Expiring 05/02/23	GSI	JPY	58,100	439,741	439,849	108	—
Expiring 05/02/23	JPS	JPY	232,800	1,754,056	1,762,428	8,372	—
Expiring 05/02/23	MSI	JPY	2,210,221	16,705,335	16,732,624	27,289	—
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/02/23	MSI	JPY	232,400	$1,759,911	$1,759,399	$—	$(512)
Malaysian Ringgit,
Expiring 04/04/23	HSBC	MYR	13,275	3,011,570	3,011,814	244	—
Mexican Peso,
Expiring 04/04/23	GSI	MXN	19,360	1,056,077	1,073,506	17,429	—
Expiring 04/04/23	GSI	MXN	13,040	687,111	723,063	35,952	—
Expiring 04/04/23	SSB	MXN	19,980	1,061,135	1,107,885	46,750	—
Expiring 04/04/23	SSB	MXN	9,190	493,988	509,583	15,595	—
Expiring 04/04/23	UAG	MXN	59,651	3,295,271	3,307,628	12,357	—
Expiring 04/04/23	UAG	MXN	43,084	2,380,069	2,388,994	8,925	—
Expiring 06/21/23	JPM	MXN	147,692	8,041,731	8,065,164	23,433	—
Expiring 06/21/23	JPM	MXN	7,505	408,668	409,859	1,191	—
New Taiwanese Dollar,
Expiring 05/03/23	CITI	TWD	14,086	467,089	462,633	—	(4,456)
Expiring 06/21/23	MSI	TWD	64,512	2,132,128	2,131,476	—	(652)
New Zealand Dollar,
Expiring 04/04/23	BNP	NZD	1,195	736,014	747,252	11,238	—
Expiring 04/04/23	BOA	NZD	455	280,038	284,519	4,481	—
Expiring 04/04/23	GSI	NZD	8,445	5,169,987	5,280,789	110,802	—
Expiring 04/04/23	GSI	NZD	8,360	5,230,601	5,227,637	—	(2,964)
Expiring 04/04/23	GSI	NZD	5,620	3,435,708	3,514,272	78,564	—
Expiring 04/04/23	GSI	NZD	2,820	1,733,525	1,763,390	29,865	—
Expiring 04/04/23	GSI	NZD	2,815	1,744,878	1,760,263	15,385	—
Expiring 04/04/23	GSI	NZD	2,810	1,716,859	1,757,136	40,277	—
Expiring 04/04/23	GSI	NZD	2,810	1,716,320	1,757,136	40,816	—
Expiring 04/04/23	GSI	NZD	2,805	1,744,329	1,754,010	9,681	—
Expiring 04/04/23	GSI	NZD	2,805	1,750,474	1,754,010	3,536	—
Expiring 04/04/23	GSI	NZD	2,800	1,729,546	1,750,883	21,337	—
Expiring 04/04/23	GSI	NZD	2,790	1,742,174	1,744,630	2,456	—
Expiring 04/04/23	GSI	NZD	2,785	1,723,414	1,741,504	18,090	—
Expiring 04/04/23	GSI	NZD	2,735	1,692,213	1,710,238	18,025	—
Expiring 04/04/23	GSI	NZD	355	222,665	221,987	—	(678)
Expiring 04/04/23	JPS	NZD	355	219,401	221,987	2,586	—
Expiring 04/04/23	JPS	NZD	355	221,984	221,987	3	—
Expiring 04/04/23	MSI	NZD	5,720	3,539,879	3,576,804	36,925	—
Expiring 04/04/23	MSI	NZD	5,690	3,566,572	3,558,045	—	(8,527)
Expiring 04/04/23	MSI	NZD	2,800	1,734,856	1,750,883	16,027	—
Expiring 04/04/23	MSI	NZD	1,212	744,536	757,882	13,346	—
Expiring 04/04/23	MSI	NZD	730	453,367	456,481	3,114	—
Expiring 04/04/23	RBC	NZD	995	616,457	622,189	5,732	—
Expiring 04/04/23	SSB	NZD	350	216,873	218,861	1,988	—
Expiring 04/04/23	UAG	NZD	21,810	13,631,250	13,638,129	6,879	—
Expiring 04/04/23	UAG	NZD	5,620	3,512,500	3,514,273	1,773	—
Expiring 04/04/23	UAG	NZD	2,775	1,721,105	1,735,250	14,145	—
Expiring 04/04/23	UAG	NZD	845	528,394	528,392	—	(2)
Expiring 04/19/23	BARC	NZD	1,078	699,000	674,277	—	(24,723)
Expiring 04/19/23	MSI	NZD	859	545,164	537,048	—	(8,116)
Expiring 05/03/23	JPS	NZD	2,805	1,754,631	1,754,041	—	(590)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	17,860	1,732,477	1,706,175	—	(26,302)
Expiring 04/04/23	CITI	NOK	8,610	818,468	822,517	4,049	—
Expiring 04/04/23	CITI	NOK	7,950	771,984	759,468	—	(12,516)
Expiring 04/04/23	GSI	NOK	18,950	1,773,979	1,810,303	36,324	—
Expiring 04/04/23	GSI	NOK	18,950	1,777,282	1,810,303	33,021	—
Expiring 04/04/23	GSI	NOK	4,550	433,525	434,664	1,139	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/04/23	JPS	NOK	2,250	$215,660	$214,944	$—	$(716)
Expiring 04/04/23	JPS	NOK	2,240	214,273	213,988	—	(285)
Expiring 04/04/23	UAG	NOK	19,966	1,936,144	1,907,362	—	(28,782)
Expiring 04/04/23	UAG	NOK	5,310	498,734	507,267	8,533	—
Expiring 04/04/23	UAG	NOK	3,419	327,553	326,619	—	(934)
Expiring 04/19/23	CITI	NOK	4,539	460,177	433,962	—	(26,215)
Expiring 05/03/23	GSI	NOK	18,240	1,748,265	1,744,835	—	(3,430)
Expiring 05/03/23	UAG	NOK	66,336	6,363,654	6,345,689	—	(17,965)
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	997	265,012	264,882	—	(130)
Expiring 04/04/23	BARC	PEN	122	31,949	32,413	464	—
Expiring 04/04/23	BOA	PEN	997	265,583	264,881	—	(702)
Expiring 04/04/23	BOA	PEN	122	32,429	32,413	—	(16)
Expiring 05/03/23	BOA	PEN	122	32,436	32,348	—	(88)
Philippine Peso,
Expiring 04/04/23	MSI	PHP	17,655	320,272	325,081	4,809	—
Expiring 05/03/23	MSI	PHP	17,655	324,347	325,209	862	—
Expiring 06/21/23	CITI	PHP	175,452	3,202,000	3,229,108	27,108	—
Expiring 06/21/23	JPM	PHP	102,680	1,890,950	1,889,784	—	(1,166)
Polish Zloty,
Expiring 04/04/23	BOA	PLN	3,000	689,949	694,853	4,904	—
Expiring 04/04/23	BOA	PLN	2,580	600,622	597,574	—	(3,048)
Expiring 04/04/23	BOA	PLN	2,543	588,076	589,004	928	—
Expiring 04/04/23	BOA	PLN	2,010	457,327	465,551	8,224	—
Expiring 04/04/23	BOA	PLN	467	108,098	108,165	67	—
Expiring 04/04/23	MSI	PLN	4,592	1,066,369	1,063,588	—	(2,781)
Expiring 04/04/23	MSI	PLN	2,150	490,532	497,978	7,446	—
Expiring 04/19/23	HSBC	PLN	9,331	2,109,000	2,159,210	50,210	—
Expiring 04/19/23	JPM	PLN	1,077	245,088	249,284	4,196	—
Expiring 04/19/23	MSI	PLN	6,178	1,404,616	1,429,715	25,099	—
Expiring 05/02/23	MSI	PLN	629	145,820	145,432	—	(388)
Expiring 05/04/23	HSBC	PLN	1,175	269,100	271,638	2,538	—
Romanian Leu,
Expiring 04/04/23	BARC	RON	1,176	258,097	257,726	—	(371)
Expiring 04/04/23	BNP	RON	833	182,755	182,556	—	(199)
Singapore Dollar,
Expiring 04/04/23	BARC	SGD	790	585,523	593,701	8,178	—
Expiring 04/04/23	HSBC	SGD	755	560,728	567,399	6,671	—
Expiring 04/04/23	HSBC	SGD	705	525,261	529,823	4,562	—
Expiring 04/04/23	JPS	SGD	1,360	1,010,995	1,022,069	11,074	—
Expiring 04/04/23	JPS	SGD	1,107	819,657	831,934	12,277	—
Expiring 04/04/23	MSI	SGD	2,228	1,675,565	1,674,389	—	(1,176)
Expiring 05/03/23	JPS	SGD	610	459,147	458,847	—	(300)
Expiring 05/03/23	MSI	SGD	2,242	1,687,541	1,686,453	—	(1,088)
Expiring 06/21/23	BOA	SGD	4,832	3,621,000	3,640,962	19,962	—
South African Rand,
Expiring 04/04/23	GSI	ZAR	19,970	1,067,806	1,121,210	53,404	—
Expiring 04/04/23	MSI	ZAR	118,127	6,500,495	6,632,207	131,712	—
Expiring 06/21/23	JPM	ZAR	85,799	4,579,466	4,784,136	204,670	—
Expiring 06/21/23	JPM	ZAR	5,494	293,228	306,333	13,105	—
Expiring 06/21/23	TD	ZAR	93,584	5,086,821	5,218,239	131,418	—
Expiring 06/21/23	TD	ZAR	5,992	325,715	334,130	8,415	—
South Korean Won,
Expiring 04/04/23	BARC	KRW	3,421,420	2,641,207	2,623,285	—	(17,922)
Expiring 04/04/23	BARC	KRW	573,890	446,156	440,016	—	(6,140)
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/04/23	BARC	KRW	569,450	$432,056	$436,611	$4,555	$—
Expiring 04/04/23	BNP	KRW	11,267,865	8,653,410	8,639,344	—	(14,066)
Expiring 04/04/23	BNP	KRW	4,503,970	3,476,895	3,453,302	—	(23,593)
Expiring 04/04/23	BNP	KRW	1,059,395	801,801	812,264	10,463	—
Expiring 04/04/23	BOA	KRW	2,265,130	1,741,738	1,736,730	—	(5,008)
Expiring 04/04/23	CITI	KRW	2,281,820	1,740,386	1,749,527	9,141	—
Expiring 04/04/23	CITI	KRW	2,278,750	1,729,602	1,747,173	17,571	—
Expiring 04/04/23	GSI	KRW	2,278,750	1,728,093	1,747,173	19,080	—
Expiring 04/04/23	GSI	KRW	609,078	470,185	466,995	—	(3,190)
Expiring 04/04/23	GSI	KRW	570,610	434,419	437,500	3,081	—
Expiring 04/04/23	JPS	KRW	4,573,520	3,522,970	3,506,628	—	(16,342)
Expiring 04/04/23	JPS	KRW	2,282,380	1,732,883	1,749,956	17,073	—
Expiring 04/04/23	JPS	KRW	2,248,190	1,731,241	1,723,741	—	(7,500)
Expiring 04/04/23	JPS	KRW	641,940	486,982	492,191	5,209	—
Expiring 04/04/23	JPS	KRW	573,540	437,984	439,747	1,763	—
Expiring 04/04/23	JPS	KRW	570,940	439,208	437,753	—	(1,455)
Expiring 04/04/23	MSI	KRW	4,593,800	3,546,241	3,522,178	—	(24,063)
Expiring 04/04/23	MSI	KRW	2,286,870	1,760,688	1,753,398	—	(7,290)
Expiring 05/03/23	BNP	KRW	5,563,365	4,280,944	4,266,800	—	(14,144)
Expiring 05/03/23	CITI	KRW	2,277,720	1,750,746	1,746,888	—	(3,858)
Expiring 06/21/23	BARC	KRW	4,442,580	3,420,000	3,417,146	—	(2,854)
Expiring 06/21/23	CITI	KRW	773,972	589,307	595,324	6,017	—
Expiring 06/21/23	HSBC	KRW	3,189,836	2,447,000	2,453,559	6,559	—
Expiring 06/21/23	JPM	KRW	2,215,501	1,683,000	1,704,120	21,120	—
Swedish Krona,
Expiring 04/04/23	BARC	SEK	24,730	2,373,093	2,383,237	10,144	—
Expiring 04/04/23	BNP	SEK	49,336	4,752,538	4,754,524	1,986	—
Expiring 04/04/23	CITI	SEK	18,050	1,730,933	1,739,483	8,550	—
Expiring 04/04/23	CITI	SEK	10,850	1,032,368	1,045,617	13,249	—
Expiring 04/04/23	CITI	SEK	9,779	920,402	942,405	22,003	—
Expiring 04/04/23	CITI	SEK	9,350	883,152	901,062	17,910	—
Expiring 04/04/23	CITI	SEK	5,501	516,362	530,133	13,771	—
Expiring 04/04/23	GSI	SEK	18,410	1,720,738	1,774,177	53,439	—
Expiring 04/04/23	GSI	SEK	18,120	1,769,557	1,746,229	—	(23,328)
Expiring 04/04/23	GSI	SEK	4,670	442,249	450,049	7,800	—
Expiring 04/04/23	GSI	SEK	4,630	436,163	446,195	10,032	—
Expiring 04/04/23	JPS	SEK	18,670	1,767,959	1,799,233	31,274	—
Expiring 04/04/23	JPS	SEK	18,410	1,721,885	1,774,177	52,292	—
Expiring 04/04/23	JPS	SEK	4,630	444,119	446,194	2,075	—
Expiring 04/04/23	JPS	SEK	4,630	438,768	446,194	7,426	—
Expiring 04/04/23	JPS	SEK	1,140	107,169	109,862	2,693	—
Expiring 04/04/23	JPS	SEK	1,140	107,775	109,862	2,087	—
Expiring 04/04/23	UAG	SEK	11,110	1,071,023	1,070,674	—	(349)
Expiring 04/19/23	JPM	SEK	5,157	494,980	497,425	2,445	—
Expiring 05/03/23	BARC	SEK	16,646	1,600,052	1,606,791	6,739	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	200	220,128	218,685	—	(1,443)
Expiring 04/04/23	BNP	CHF	3,388	3,696,708	3,704,517	7,809	—
Expiring 04/04/23	BNP	CHF	2,667	2,910,012	2,916,159	6,147	—
Expiring 04/04/23	BOA	CHF	1,615	1,760,180	1,765,879	5,699	—
Expiring 04/04/23	BOA	CHF	200	212,809	218,685	5,876	—
Expiring 04/04/23	CITI	CHF	3,215	3,432,210	3,515,355	83,145	—
Expiring 04/04/23	CITI	CHF	3,195	3,497,537	3,493,487	—	(4,050)
Expiring 04/04/23	CITI	CHF	2,395	2,604,643	2,618,748	14,105	—
Expiring 04/04/23	CITI	CHF	1,620	1,746,651	1,771,345	24,694	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	GSI	CHF	3,195	$3,474,186	$3,493,487	$19,301	$—
Expiring 04/04/23	GSI	CHF	1,610	1,715,741	1,760,411	44,670	—
Expiring 04/04/23	GSI	CHF	1,595	1,745,697	1,744,009	—	(1,688)
Expiring 04/04/23	GSI	CHF	1,590	1,729,163	1,738,543	9,380	—
Expiring 04/04/23	GSI	CHF	410	443,507	448,303	4,796	—
Expiring 04/04/23	GSI	CHF	405	443,442	442,837	—	(605)
Expiring 04/04/23	GSI	CHF	200	217,264	218,685	1,421	—
Expiring 04/04/23	GSI	CHF	200	217,238	218,685	1,447	—
Expiring 04/04/23	GSI	CHF	200	216,230	218,685	2,455	—
Expiring 04/04/23	JPS	CHF	1,625	1,782,711	1,776,812	—	(5,899)
Expiring 04/04/23	JPS	CHF	1,620	1,763,421	1,771,345	7,924	—
Expiring 04/04/23	JPS	CHF	1,590	1,724,173	1,738,542	14,369	—
Expiring 04/04/23	JPS	CHF	405	435,336	442,836	7,500	—
Expiring 04/04/23	JPS	CHF	200	218,205	218,684	479	—
Expiring 04/04/23	JPS	CHF	200	215,873	218,685	2,812	—
Expiring 04/04/23	MSI	CHF	3,175	3,478,575	3,471,618	—	(6,957)
Expiring 04/04/23	MSI	CHF	1,640	1,775,782	1,793,214	17,432	—
Expiring 04/04/23	MSI	CHF	1,625	1,765,809	1,776,812	11,003	—
Expiring 04/04/23	MSI	CHF	1,590	1,738,769	1,738,542	—	(227)
Expiring 04/04/23	MSI	CHF	200	218,842	218,684	—	(158)
Expiring 04/04/23	UAG	CHF	4,895	5,300,573	5,352,305	51,732	—
Expiring 04/04/23	UAG	CHF	3,265	3,528,833	3,570,026	41,193	—
Expiring 04/04/23	UAG	CHF	3,235	3,498,580	3,537,223	38,643	—
Expiring 04/04/23	UAG	CHF	3,235	3,492,615	3,537,223	44,608	—
Expiring 04/04/23	UAG	CHF	1,625	1,765,556	1,776,812	11,256	—
Expiring 04/04/23	UAG	CHF	1,620	1,738,043	1,771,346	33,303	—
Expiring 04/04/23	UAG	CHF	1,610	1,715,975	1,760,411	44,436	—
Thai Baht,
Expiring 04/04/23	BARC	THB	54,057	1,582,002	1,581,480	—	(522)
Expiring 04/04/23	BARC	THB	24,990	731,343	731,102	—	(241)
Expiring 04/04/23	BARC	THB	15,810	462,822	462,534	—	(288)
Expiring 06/21/23	GSI	THB	54,121	1,577,000	1,595,952	18,952	—
Turkish Lira,
Expiring 04/04/23	BARC	TRY	1,492	77,627	77,480	—	(147)
				$1,036,349,243	$1,042,285,811	7,255,779	(1,319,211)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	15,605	$10,528,553	$10,432,669	$95,884	$—
Expiring 04/04/23	BARC	AUD	643	433,826	429,875	3,951	—
Expiring 04/04/23	GSI	AUD	2,610	1,725,301	1,744,906	—	(19,605)
Expiring 04/04/23	JPS	AUD	655	435,458	437,898	—	(2,440)
Expiring 04/04/23	JPS	AUD	650	430,428	434,555	—	(4,127)
Expiring 04/04/23	TD	AUD	1,266	847,840	846,380	1,460	—
Expiring 04/04/23	UAG	AUD	5,250	3,487,470	3,509,869	—	(22,399)
Expiring 04/04/23	UAG	AUD	5,130	3,459,682	3,429,644	30,038	—
Expiring 04/04/23	UAG	AUD	1,581	1,066,791	1,056,972	9,819	—
Expiring 04/04/23	UAG	AUD	1,435	963,835	959,364	4,471	—
Expiring 04/19/23	BNP	AUD	1,972	1,401,000	1,319,221	81,779	—
Expiring 04/19/23	BNP	AUD	1,298	924,000	868,432	55,568	—
Expiring 04/19/23	CITI	AUD	2,059	1,384,362	1,377,273	7,089	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/19/23	CITI	AUD	986	$693,000	$659,430	$33,570	$—
Expiring 04/19/23	JPM	AUD	3,062	2,036,000	2,048,366	—	(12,366)
Expiring 04/19/23	JPM	AUD	2,086	1,394,959	1,395,335	—	(376)
Expiring 04/19/23	JPM	AUD	1,304	925,892	872,251	53,641	—
Expiring 04/19/23	JPM	AUD	993	696,016	664,222	31,794	—
Expiring 04/19/23	JPM	AUD	286	199,938	191,366	8,572	—
Expiring 04/19/23	MSI	AUD	992	699,354	663,553	35,801	—
Expiring 05/03/23	GSI	AUD	1,400	938,640	936,938	1,702	—
Expiring 05/03/23	GSI	AUD	655	437,990	438,353	—	(363)
Expiring 05/03/23	TD	AUD	15,605	10,461,514	10,443,511	18,003	—
Expiring 05/03/23	TD	AUD	2,224	1,490,958	1,488,392	2,566	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	4,059	771,636	800,361	—	(28,725)
Expiring 04/04/23	CITI	BRL	3,961	755,000	781,170	—	(26,170)
Expiring 04/04/23	CITI	BRL	3,358	639,863	662,168	—	(22,305)
Expiring 04/04/23	CITI	BRL	2,818	544,184	555,685	—	(11,501)
Expiring 04/04/23	CITI	BRL	2,399	457,476	473,062	—	(15,586)
Expiring 04/04/23	CITI	BRL	1,718	322,387	338,774	—	(16,387)
Expiring 04/04/23	CITI	BRL	1,439	273,574	283,758	—	(10,184)
Expiring 04/04/23	CITI	BRL	1,055	200,589	208,036	—	(7,447)
Expiring 04/04/23	CITI	BRL	960	182,510	189,304	—	(6,794)
Expiring 04/04/23	CITI	BRL	859	161,345	169,387	—	(8,042)
Expiring 04/04/23	CITI	BRL	858	160,734	169,190	—	(8,456)
Expiring 04/04/23	CITI	BRL	384	72,969	75,721	—	(2,752)
Expiring 04/04/23	GSI	BRL	9,038	1,778,994	1,782,214	—	(3,220)
Expiring 05/03/23	HSBC	BRL	8,268	1,607,000	1,622,057	—	(15,057)
British Pound,
Expiring 04/04/23	BARC	GBP	1,450	1,738,347	1,788,867	—	(50,520)
Expiring 04/04/23	BARC	GBP	404	485,696	498,415	—	(12,719)
Expiring 04/04/23	BARC	GBP	359	440,781	442,899	—	(2,118)
Expiring 04/04/23	BARC	GBP	179	215,949	220,833	—	(4,884)
Expiring 04/04/23	BNP	GBP	31,236	37,614,766	38,535,907	—	(921,141)
Expiring 04/04/23	BNP	GBP	2,736	3,294,724	3,375,408	—	(80,684)
Expiring 04/04/23	BOA	GBP	848	1,038,519	1,046,179	—	(7,660)
Expiring 04/04/23	BOA	GBP	487	590,428	600,813	—	(10,385)
Expiring 04/04/23	GSI	GBP	1,459	1,766,252	1,799,971	—	(33,719)
Expiring 04/04/23	GSI	GBP	1,457	1,736,383	1,797,504	—	(61,121)
Expiring 04/04/23	GSI	GBP	1,457	1,737,125	1,797,504	—	(60,379)
Expiring 04/04/23	GSI	GBP	1,434	1,729,232	1,769,128	—	(39,896)
Expiring 04/04/23	GSI	GBP	743	880,252	916,640	—	(36,388)
Expiring 04/04/23	GSI	GBP	484	591,579	597,112	—	(5,533)
Expiring 04/04/23	GSI	GBP	363	444,312	447,834	—	(3,522)
Expiring 04/04/23	GSI	GBP	179	219,968	220,833	—	(865)
Expiring 04/04/23	JPS	GBP	365	441,355	450,301	—	(8,946)
Expiring 04/04/23	JPS	GBP	364	433,911	449,068	—	(15,157)
Expiring 04/04/23	JPS	GBP	362	434,247	446,600	—	(12,353)
Expiring 04/04/23	JPS	GBP	360	438,002	444,133	—	(6,131)
Expiring 04/04/23	MSI	GBP	4,638	5,619,479	5,722,215	—	(102,736)
Expiring 04/04/23	TD	GBP	945	1,166,603	1,165,849	754	—
Expiring 04/19/23	BNP	GBP	608	749,617	750,217	—	(600)
Expiring 04/19/23	HSBC	GBP	13,990	17,084,096	17,264,809	—	(180,713)
Expiring 04/19/23	TD	GBP	356	439,815	438,845	970	—
Expiring 05/02/23	BNP	GBP	4,323	5,306,823	5,335,867	—	(29,044)
Expiring 05/03/23	BNP	GBP	1,061	1,312,700	1,309,747	2,953	—
Expiring 05/03/23	HSBC	GBP	1,416	1,753,327	1,747,976	5,351	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/03/23	JPS	GBP	808	$996,596	$997,432	$—	$(836)
Expiring 05/03/23	TD	GBP	30,735	37,964,087	37,940,702	23,385	—
Expiring 05/03/23	TD	GBP	2,851	3,521,575	3,519,406	2,169	—
Canadian Dollar,
Expiring 04/04/23	BNP	CAD	4,680	3,431,840	3,462,995	—	(31,155)
Expiring 04/04/23	BNP	CAD	3,475	2,512,399	2,571,347	—	(58,948)
Expiring 04/04/23	BOA	CAD	2,430	1,777,683	1,798,093	—	(20,410)
Expiring 04/04/23	GSI	CAD	1,835	1,342,179	1,357,820	—	(15,641)
Expiring 04/04/23	GSI	CAD	1,160	851,510	858,349	—	(6,839)
Expiring 04/04/23	GSI	CAD	980	710,150	725,157	—	(15,007)
Expiring 04/04/23	JPS	CAD	2,425	1,781,278	1,794,394	—	(13,116)
Expiring 04/04/23	MSI	CAD	2,460	1,813,742	1,820,292	—	(6,550)
Expiring 04/04/23	MSI	CAD	253	186,535	187,209	—	(674)
Expiring 04/04/23	UAG	CAD	27,092	19,945,799	20,046,892	—	(101,093)
Expiring 04/04/23	UAG	CAD	2,390	1,736,099	1,768,496	—	(32,397)
Expiring 04/19/23	BNP	CAD	347	260,407	257,024	3,383	—
Expiring 04/19/23	CITI	CAD	617	462,000	456,331	5,669	—
Expiring 04/19/23	CITI	CAD	612	454,244	453,078	1,166	—
Expiring 04/19/23	GSI	CAD	931	696,000	689,259	6,741	—
Expiring 04/19/23	JPM	CAD	1,314	981,632	972,807	8,825	—
Expiring 04/19/23	JPM	CAD	930	694,000	688,616	5,384	—
Expiring 05/03/23	GSI	CAD	2,390	1,762,160	1,769,277	—	(7,117)
Expiring 05/03/23	JPS	CAD	2,370	1,752,720	1,754,471	—	(1,751)
Expiring 05/03/23	JPS	CAD	595	440,261	440,468	—	(207)
Expiring 05/03/23	MSI	CAD	27,092	19,983,374	20,055,755	—	(72,381)
Chilean Peso,
Expiring 04/04/23	BOA	CLP	581,400	696,037	731,001	—	(34,964)
Expiring 04/04/23	DB	CLP	269,950	329,127	339,412	—	(10,285)
Expiring 04/04/23	MSI	CLP	1,298,200	1,555,886	1,632,243	—	(76,357)
Expiring 04/04/23	MSI	CLP	1,130,640	1,430,447	1,421,567	8,880	—
Expiring 04/04/23	MSI	CLP	325,611	390,243	409,395	—	(19,152)
Expiring 04/04/23	MSI	CLP	290,700	346,608	365,501	—	(18,893)
Expiring 04/04/23	MSI	CLP	174,420	209,162	219,301	—	(10,139)
Expiring 04/04/23	MSI	CLP	116,280	139,124	146,200	—	(7,076)
Expiring 04/04/23	SCB	CLP	269,950	329,409	339,412	—	(10,003)
Expiring 04/04/23	SCB	CLP	113,710	138,115	142,969	—	(4,854)
Expiring 04/04/23	SCB	CLP	113,710	137,914	142,969	—	(5,055)
Expiring 04/04/23	SCB	CLP	113,710	138,165	142,969	—	(4,804)
Expiring 04/04/23	SCB	CLP	113,710	137,956	142,969	—	(5,013)
Expiring 05/03/23	MSI	CLP	1,672,340	2,103,705	2,096,309	7,396	—
Expiring 05/03/23	MSI	CLP	325,611	409,599	408,159	1,440	—
Expiring 06/22/23	BNP	CLP	1,512,277	1,830,622	1,884,867	—	(54,245)
Expiring 06/22/23	CITI	CLP	566,739	696,000	706,370	—	(10,370)
Expiring 06/22/23	MSI	CLP	571,510	693,000	712,317	—	(19,317)
Expiring 06/22/23	UAG	CLP	3,966,988	4,901,510	4,944,364	—	(42,854)
Expiring 06/22/23	UAG	CLP	1,130,569	1,386,000	1,409,115	—	(23,115)
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	12,224	1,774,537	1,779,113	—	(4,576)
Expiring 04/04/23	GSI	CNH	2,958	428,966	430,515	—	(1,549)
Expiring 04/04/23	GSI	CNH	608	88,262	88,490	—	(228)
Expiring 04/04/23	JPS	CNH	5,626	816,498	818,822	—	(2,324)
Expiring 04/04/23	RBC	CNH	2,973	430,517	432,698	—	(2,181)
Expiring 04/04/23	UAG	CNH	2,998	433,680	436,337	—	(2,657)
Expiring 05/04/23	SSB	CNH	7,008	1,021,122	1,022,383	—	(1,261)
Expiring 05/23/23	HSBC	CNH	25,491	3,672,000	3,724,881	—	(52,881)
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/23	JPM	CNH	25,734	$3,715,000	$3,760,321	$—	$(45,321)
Expiring 05/23/23	JPM	CNH	22,956	3,339,000	3,354,396	—	(15,396)
Expiring 05/23/23	MSI	CNH	143,690	20,993,248	20,996,484	—	(3,236)
Expiring 05/23/23	MSI	CNH	66,721	9,747,997	9,749,500	—	(1,503)
Expiring 05/23/23	MSI	CNH	3,590	526,968	524,543	2,425	—
Expiring 01/24/24	BOA	CNH	5,891	887,867	874,624	13,243	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	3,444,403	713,385	739,190	—	(25,805)
Expiring 04/04/23	BNP	COP	2,392,288	495,477	513,400	—	(17,923)
Expiring 04/04/23	BNP	COP	1,264,600	263,915	271,391	—	(7,476)
Expiring 04/04/23	BNP	COP	1,264,600	264,505	271,391	—	(6,886)
Expiring 04/04/23	BOA	COP	4,461,012	963,085	957,360	5,725	—
Expiring 04/04/23	CITI	COP	4,599,223	989,915	987,022	2,893	—
Expiring 04/04/23	MSI	COP	2,154,082	463,634	462,279	1,355	—
Expiring 04/04/23	SCB	COP	539,409	116,100	115,761	339	—
Expiring 05/03/23	BNP	COP	3,444,403	738,993	734,590	4,403	—
Expiring 06/21/23	MSI	COP	7,083,928	1,427,000	1,495,977	—	(68,977)
Expiring 06/21/23	MSI	COP	5,421,395	1,108,000	1,144,885	—	(36,885)
Czech Koruna,
Expiring 04/04/23	CITI	CZK	24,430	1,108,436	1,128,679	—	(20,243)
Expiring 04/04/23	CITI	CZK	20,010	887,141	924,473	—	(37,332)
Expiring 04/04/23	TD	CZK	23,604	1,073,592	1,090,517	—	(16,925)
Expiring 04/04/23	TD	CZK	10,128	460,657	467,919	—	(7,262)
Expiring 04/19/23	HSBC	CZK	45,157	2,022,439	2,084,606	—	(62,167)
Expiring 04/19/23	HSBC	CZK	15,795	693,000	729,170	—	(36,170)
Expiring 05/03/23	TD	CZK	23,604	1,089,562	1,088,860	702	—
Expiring 05/03/23	TD	CZK	17,688	816,479	815,953	526	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	5,865	842,164	854,010	—	(11,846)
Expiring 05/03/23	BARC	DKK	5,865	857,558	855,654	1,904	—
Euro,
Expiring 04/04/23	BARC	EUR	939	994,760	1,018,567	—	(23,807)
Expiring 04/04/23	BARC	EUR	766	811,510	830,907	—	(19,397)
Expiring 04/04/23	BARC	EUR	321	339,470	348,200	—	(8,730)
Expiring 04/04/23	BNP	EUR	858	909,435	930,527	—	(21,092)
Expiring 04/04/23	BNP	EUR	681	725,478	738,582	—	(13,104)
Expiring 04/04/23	CITI	EUR	2,532	2,717,948	2,746,552	—	(28,604)
Expiring 04/04/23	CITI	EUR	573	611,724	621,965	—	(10,241)
Expiring 04/04/23	CITI	EUR	321	338,670	348,200	—	(9,530)
Expiring 04/04/23	HSBC	EUR	25	27,102	27,118	—	(16)
Expiring 04/04/23	JPM	EUR	64,441	68,453,169	69,901,873	—	(1,448,704)
Expiring 04/04/23	JPM	EUR	858	912,683	931,170	—	(18,487)
Expiring 04/04/23	JPM	EUR	447	478,240	484,770	—	(6,530)
Expiring 04/04/23	JPM	EUR	284	301,505	308,209	—	(6,704)
Expiring 04/04/23	JPS	EUR	1,703	1,810,681	1,847,305	—	(36,624)
Expiring 04/04/23	MSI	EUR	3,649	3,918,311	3,958,201	—	(39,890)
Expiring 04/04/23	MSI	EUR	984	1,059,202	1,067,109	—	(7,907)
Expiring 04/04/23	MSI	EUR	146	155,843	158,372	—	(2,529)
Expiring 04/04/23	SSB	EUR	3,258	3,496,623	3,534,070	—	(37,447)
Expiring 04/04/23	SSB	EUR	417	443,712	452,335	—	(8,623)
Expiring 04/04/23	TD	EUR	143,744	153,514,280	155,924,286	—	(2,410,006)
Expiring 04/04/23	TD	EUR	18,036	19,261,907	19,564,298	—	(302,391)
Expiring 04/04/23	TD	EUR	582	618,867	631,316	—	(12,449)
Expiring 04/04/23	UAG	EUR	1,796	1,895,369	1,948,186	—	(52,817)
Expiring 04/04/23	UAG	EUR	778	832,974	843,924	—	(10,950)
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/23	BNP	EUR	2,354	$2,568,343	$2,555,354	$12,989	$—
Expiring 04/19/23	HSBC	EUR	101,443	110,362,816	110,131,345	231,471	—
Expiring 04/19/23	HSBC	EUR	1,288	1,376,138	1,398,316	—	(22,178)
Expiring 04/19/23	HSBC	EUR	647	694,017	702,414	—	(8,397)
Expiring 04/19/23	JPM	EUR	2,943	3,204,971	3,195,064	9,907	—
Expiring 04/19/23	JPM	EUR	639	697,552	693,730	3,822	—
Expiring 04/19/23	TD	EUR	1,588	1,726,560	1,723,886	2,674	—
Expiring 04/28/23	BOA	EUR	1,619	1,769,429	1,758,559	10,870	—
Expiring 04/28/23	JPS	EUR	1,622	1,759,520	1,761,819	—	(2,299)
Expiring 04/28/23	MSI	EUR	1,619	1,755,726	1,758,560	—	(2,834)
Expiring 04/28/23	SCB	EUR	1,622	1,759,103	1,761,818	—	(2,715)
Expiring 05/02/23	JPM	EUR	64,919	70,516,830	70,531,519	—	(14,689)
Expiring 05/03/23	BARC	EUR	204	221,327	221,649	—	(322)
Expiring 05/03/23	BNP	EUR	3,121	3,396,232	3,391,013	5,219	—
Expiring 05/03/23	BOA	EUR	458	496,898	497,624	—	(726)
Expiring 05/03/23	GSI	EUR	405	442,115	440,038	2,077	—
Expiring 05/03/23	HSBC	EUR	142,868	155,140,647	155,228,213	—	(87,566)
Expiring 05/03/23	HSBC	EUR	21,830	23,705,241	23,718,621	—	(13,380)
Expiring 05/03/23	JPS	EUR	986	1,071,751	1,071,303	448	—
Hungarian Forint,
Expiring 04/04/23	BARC	HUF	396,500	1,085,794	1,130,191	—	(44,397)
Expiring 04/04/23	BARC	HUF	388,600	1,083,047	1,107,672	—	(24,625)
Expiring 04/04/23	BARC	HUF	388,300	1,077,659	1,106,817	—	(29,158)
Expiring 04/04/23	BARC	HUF	209,800	571,149	598,018	—	(26,869)
Expiring 04/04/23	BARC	HUF	178,400	468,734	508,515	—	(39,781)
Expiring 04/04/23	BARC	HUF	149,850	391,578	427,135	—	(35,557)
Expiring 04/04/23	BOA	HUF	386,400	1,057,800	1,101,401	—	(43,601)
Expiring 04/04/23	MSI	HUF	284,936	799,641	812,187	—	(12,546)
Expiring 04/04/23	SCB	HUF	16,650	43,500	47,460	—	(3,960)
Expiring 04/19/23	BARC	HUF	926,970	2,527,000	2,629,154	—	(102,154)
Expiring 04/19/23	BARC	HUF	577,143	1,513,000	1,636,943	—	(123,943)
Expiring 04/19/23	BARC	HUF	547,506	1,435,200	1,552,883	—	(117,683)
Expiring 04/19/23	HSBC	HUF	568,297	1,506,000	1,611,852	—	(105,852)
Expiring 05/03/23	MSI	HUF	1,206,564	3,411,553	3,406,597	4,956	—
Expiring 05/03/23	MSI	HUF	284,936	805,655	804,485	1,170	—
Indian Rupee,
Expiring 04/03/23	CITI	INR	116,990	1,420,466	1,423,795	—	(3,329)
Expiring 04/03/23	JPS	INR	171,686	2,084,572	2,089,458	—	(4,886)
Expiring 04/03/23	MSI	INR	143,737	1,745,652	1,749,312	—	(3,660)
Expiring 04/03/23	MSI	INR	143,736	1,746,488	1,749,300	—	(2,812)
Expiring 04/03/23	MSI	INR	40,770	492,183	496,180	—	(3,997)
Expiring 04/03/23	SCB	INR	39,567	480,414	481,540	—	(1,126)
Expiring 05/03/23	JPS	INR	51,862	629,737	629,988	—	(251)
Expiring 05/03/23	MSI	INR	18,698	227,041	227,132	—	(91)
Expiring 06/21/23	BOA	INR	313,272	3,766,000	3,797,445	—	(31,445)
Expiring 06/21/23	DB	INR	58,018	697,000	703,291	—	(6,291)
Expiring 06/21/23	JPM	INR	208,050	2,500,298	2,521,956	—	(21,658)
Expiring 06/21/23	JPM	INR	149,886	1,810,000	1,816,903	—	(6,903)
Expiring 06/21/23	MSI	INR	257,568	3,098,000	3,122,207	—	(24,207)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	6,576,000	428,627	439,396	—	(10,769)
Expiring 04/04/23	JPS	IDR	47,542,780	3,114,598	3,176,722	—	(62,124)
Expiring 04/04/23	JPS	IDR	6,576,000	439,073	439,396	—	(323)
Expiring 04/04/23	JPS	IDR	1,625,000	107,938	108,580	—	(642)
Expiring 05/03/23	JPS	IDR	47,542,780	3,157,311	3,176,733	—	(19,422)
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/21/23	BOA	IDR	57,869,333	$3,855,000	$3,865,414	$—	$(10,414)
Expiring 06/21/23	HSBC	IDR	21,343,792	1,372,000	1,425,671	—	(53,671)
Israeli Shekel,
Expiring 04/04/23	BNP	ILS	1,645	457,754	457,475	279	—
Expiring 04/04/23	HSBC	ILS	4,603	1,265,638	1,280,095	—	(14,457)
Expiring 04/04/23	HSBC	ILS	3,976	1,093,239	1,105,727	—	(12,488)
Expiring 05/03/23	HSBC	ILS	3,976	1,109,595	1,106,617	2,978	—
Expiring 05/03/23	HSBC	ILS	3,528	984,570	981,927	2,643	—
Expiring 06/21/23	CITI	ILS	10,136	2,803,000	2,828,049	—	(25,049)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	58,300	443,462	439,338	4,124	—
Expiring 04/04/23	BARC	JPY	29,200	218,061	220,046	—	(1,985)
Expiring 04/04/23	BNP	JPY	5,895,618	43,745,450	44,428,332	—	(682,882)
Expiring 04/04/23	CBA	JPY	217,581	1,642,831	1,639,652	3,179	—
Expiring 04/04/23	CITI	JPY	460,200	3,498,502	3,467,985	30,517	—
Expiring 04/04/23	CITI	JPY	390,926	2,873,409	2,945,949	—	(72,540)
Expiring 04/04/23	DB	JPY	469,000	3,436,149	3,534,301	—	(98,152)
Expiring 04/04/23	GSI	JPY	705,700	5,246,021	5,318,030	—	(72,009)
Expiring 04/04/23	GSI	JPY	587,000	4,335,152	4,423,528	—	(88,376)
Expiring 04/04/23	GSI	JPY	575,300	4,373,475	4,335,359	38,116	—
Expiring 04/04/23	GSI	JPY	470,500	3,462,237	3,545,605	—	(83,368)
Expiring 04/04/23	GSI	JPY	470,500	3,465,823	3,545,605	—	(79,782)
Expiring 04/04/23	GSI	JPY	463,200	3,453,436	3,490,593	—	(37,157)
Expiring 04/04/23	GSI	JPY	236,100	1,740,290	1,779,208	—	(38,918)
Expiring 04/04/23	GSI	JPY	235,500	1,734,896	1,774,686	—	(39,790)
Expiring 04/04/23	GSI	JPY	234,500	1,716,999	1,767,151	—	(50,152)
Expiring 04/04/23	GSI	JPY	234,500	1,718,636	1,767,150	—	(48,514)
Expiring 04/04/23	GSI	JPY	233,100	1,762,924	1,756,600	6,324	—
Expiring 04/04/23	GSI	JPY	231,600	1,773,357	1,745,296	28,061	—
Expiring 04/04/23	GSI	JPY	230,400	1,767,161	1,736,253	30,908	—
Expiring 04/04/23	GSI	JPY	116,700	883,836	879,430	4,406	—
Expiring 04/04/23	GSI	JPY	58,300	442,132	439,338	2,794	—
Expiring 04/04/23	GSI	JPY	57,900	444,876	436,324	8,552	—
Expiring 04/04/23	GSI	JPY	29,200	219,838	220,046	—	(208)
Expiring 04/04/23	GSI	JPY	29,000	220,039	218,539	1,500	—
Expiring 04/04/23	HSBC	JPY	233,400	1,768,859	1,758,861	9,998	—
Expiring 04/04/23	HSBC	JPY	233,100	1,748,569	1,756,600	—	(8,031)
Expiring 04/04/23	JPS	JPY	236,000	1,733,207	1,778,455	—	(45,248)
Expiring 04/04/23	JPS	JPY	235,200	1,738,015	1,772,426	—	(34,411)
Expiring 04/04/23	JPS	JPY	233,900	1,767,304	1,762,629	4,675	—
Expiring 04/04/23	JPS	JPY	58,200	444,611	438,585	6,026	—
Expiring 04/04/23	JPS	JPY	29,400	215,528	221,554	—	(6,026)
Expiring 04/04/23	JPS	JPY	29,000	220,005	218,538	1,467	—
Expiring 04/04/23	MSI	JPY	2,210,221	16,638,344	16,655,833	—	(17,489)
Expiring 04/04/23	MSI	JPY	464,600	3,543,995	3,501,143	42,852	—
Expiring 04/04/23	MSI	JPY	463,200	3,451,045	3,490,593	—	(39,548)
Expiring 04/04/23	MSI	JPY	233,400	1,763,547	1,758,861	4,686	—
Expiring 04/04/23	MSI	JPY	230,400	1,766,446	1,736,254	30,192	—
Expiring 04/04/23	MSI	JPY	230,400	1,766,665	1,736,254	30,411	—
Expiring 04/04/23	MSI	JPY	230,400	1,764,453	1,736,253	28,200	—
Expiring 04/04/23	MSI	JPY	230,400	1,766,490	1,736,254	30,236	—
Expiring 04/04/23	RBC	JPY	130,900	959,006	986,439	—	(27,433)
Expiring 04/04/23	SSB	JPY	61,950	454,332	466,845	—	(12,513)
Expiring 04/04/23	SSB	JPY	61,950	454,321	466,844	—	(12,523)
Expiring 04/04/23	TD	JPY	102,500	765,438	772,422	—	(6,984)
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/17/23	BOA	JPY	3,350,250	$26,236,036	$25,300,591	$935,445	$—
Expiring 04/19/23	BOA	JPY	87,765	693,000	663,016	29,984	—
Expiring 04/19/23	CITI	JPY	92,018	709,000	695,145	13,855	—
Expiring 04/19/23	GSI	JPY	61,051	451,461	461,208	—	(9,747)
Expiring 04/19/23	JPM	JPY	86,989	687,000	657,155	29,845	—
Expiring 04/19/23	MSI	JPY	90,131	698,000	680,884	17,116	—
Expiring 04/19/23	TD	JPY	105,201	792,124	794,735	—	(2,611)
Expiring 05/02/23	BNP	JPY	146,300	1,103,662	1,107,573	—	(3,911)
Expiring 05/02/23	MSI	JPY	6,544,676	49,466,095	49,546,899	—	(80,804)
Expiring 06/26/23	MSI	JPY	559,950	4,261,878	4,271,934	—	(10,056)
Malaysian Ringgit,
Expiring 04/04/23	BNP	MYR	13,275	2,974,690	3,011,814	—	(37,124)
Expiring 05/03/23	HSBC	MYR	13,275	3,017,663	3,019,824	—	(2,161)
Mexican Peso,
Expiring 04/04/23	BNP	MXN	4,676	252,543	259,283	—	(6,740)
Expiring 04/04/23	BNP	MXN	1,169	63,321	64,821	—	(1,500)
Expiring 04/04/23	BOA	MXN	20,430	1,090,810	1,132,837	—	(42,027)
Expiring 04/04/23	GSI	MXN	13,080	704,476	725,282	—	(20,806)
Expiring 04/04/23	SSB	MXN	17,535	948,694	972,310	—	(23,616)
Expiring 04/04/23	UAG	MXN	59,651	3,236,256	3,307,628	—	(71,372)
Expiring 04/04/23	UAG	MXN	47,764	2,591,349	2,648,498	—	(57,149)
Expiring 05/03/23	UAG	MXN	59,651	3,276,519	3,289,003	—	(12,484)
Expiring 05/03/23	UAG	MXN	43,084	2,366,525	2,375,541	—	(9,016)
Expiring 06/21/23	JPM	MXN	54,803	2,839,000	2,992,677	—	(153,677)
Expiring 06/21/23	JPM	MXN	52,797	2,871,000	2,883,150	—	(12,150)
New Taiwanese Dollar,
Expiring 05/03/23	MSI	TWD	53,370	1,764,123	1,752,856	11,267	—
New Zealand Dollar,
Expiring 04/04/23	BARC	NZD	2,830	1,767,907	1,769,643	—	(1,736)
Expiring 04/04/23	BOA	NZD	5,640	3,446,333	3,526,779	—	(80,446)
Expiring 04/04/23	BOA	NZD	345	214,005	215,734	—	(1,729)
Expiring 04/04/23	GSI	NZD	5,690	3,547,516	3,558,045	—	(10,529)
Expiring 04/04/23	GSI	NZD	5,640	3,453,485	3,526,779	—	(73,294)
Expiring 04/04/23	GSI	NZD	5,620	3,490,076	3,514,273	—	(24,197)
Expiring 04/04/23	GSI	NZD	5,575	3,423,385	3,486,134	—	(62,749)
Expiring 04/04/23	GSI	NZD	2,820	1,720,792	1,763,389	—	(42,597)
Expiring 04/04/23	GSI	NZD	2,820	1,720,674	1,763,390	—	(42,716)
Expiring 04/04/23	GSI	NZD	2,800	1,735,423	1,750,883	—	(15,460)
Expiring 04/04/23	GSI	NZD	2,790	1,714,349	1,744,630	—	(30,281)
Expiring 04/04/23	GSI	NZD	710	442,500	443,974	—	(1,474)
Expiring 04/04/23	GSI	NZD	350	216,865	218,860	—	(1,995)
Expiring 04/04/23	HSBC	NZD	2,820	1,728,068	1,763,390	—	(35,322)
Expiring 04/04/23	JPS	NZD	2,845	1,760,537	1,779,022	—	(18,485)
Expiring 04/04/23	JPS	NZD	2,820	1,732,326	1,763,390	—	(31,064)
Expiring 04/04/23	JPS	NZD	2,810	1,742,217	1,757,136	—	(14,919)
Expiring 04/04/23	JPS	NZD	790	491,420	493,999	—	(2,579)
Expiring 04/04/23	MSI	NZD	2,845	1,773,860	1,779,022	—	(5,162)
Expiring 04/04/23	MSI	NZD	2,785	1,700,994	1,741,503	—	(40,509)
Expiring 04/04/23	TD	NZD	23,022	14,408,088	14,396,011	12,077	—
Expiring 04/04/23	TD	NZD	8,125	5,084,950	5,080,688	4,262	—
Expiring 04/04/23	UAG	NZD	5,575	3,417,999	3,486,133	—	(68,134)
Expiring 04/04/23	UAG	NZD	2,800	1,731,299	1,750,883	—	(19,584)
Expiring 04/04/23	UAG	NZD	795	496,493	497,125	—	(632)
Expiring 04/19/23	HSBC	NZD	1,120	700,437	700,366	71	—
Expiring 04/19/23	JPM	NZD	714	462,000	446,331	15,669	—
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/19/23	TD	NZD	1,129	$700,090	$705,994	$—	$(5,904)
Expiring 05/03/23	JPS	NZD	2,805	1,754,536	1,754,041	495	—
Expiring 05/03/23	JPS	NZD	2,100	1,313,542	1,313,186	356	—
Expiring 05/03/23	JPS	NZD	2,100	1,312,746	1,313,186	—	(440)
Expiring 05/03/23	UAG	NZD	21,810	13,631,555	13,638,374	—	(6,819)
Expiring 05/03/23	UAG	NZD	5,620	3,512,579	3,514,336	—	(1,757)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	7,830	726,026	748,004	—	(21,978)
Expiring 04/04/23	CITI	NOK	7,258	687,622	693,361	—	(5,739)
Expiring 04/04/23	GSI	NOK	18,360	1,763,943	1,753,940	10,003	—
Expiring 04/04/23	GSI	NOK	4,610	447,523	440,396	7,127	—
Expiring 04/04/23	UAG	NOK	66,336	6,355,240	6,337,111	18,129	—
Expiring 04/04/23	UAG	NOK	3,419	331,547	326,618	4,929	—
Expiring 04/04/23	UAG	NOK	2,242	213,272	214,180	—	(908)
Expiring 05/03/23	JPS	NOK	7,310	702,299	699,273	3,026	—
Expiring 05/03/23	UAG	NOK	3,419	327,987	327,061	926	—
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	997	261,089	264,882	—	(3,793)
Expiring 04/04/23	BARC	PEN	122	32,429	32,413	16	—
Expiring 04/04/23	BOA	PEN	997	265,012	264,882	130	—
Expiring 04/04/23	BOA	PEN	122	32,499	32,413	86	—
Expiring 05/03/23	BOA	PEN	997	265,075	264,356	719	—
Expiring 06/21/23	BARC	PEN	5,592	1,470,606	1,478,186	—	(7,580)
Expiring 06/21/23	BOA	PEN	6,070	1,592,499	1,604,580	—	(12,081)
Philippine Peso,
Expiring 04/04/23	MSI	PHP	17,655	324,242	325,080	—	(838)
Expiring 06/21/23	JPM	PHP	333,485	6,038,110	6,137,626	—	(99,516)
Polish Zloty,
Expiring 04/04/23	MSI	PLN	9,986	2,263,039	2,312,933	—	(49,894)
Expiring 04/04/23	MSI	PLN	4,592	1,040,645	1,063,589	—	(22,944)
Expiring 04/04/23	MSI	PLN	2,135	488,666	494,504	—	(5,838)
Expiring 04/04/23	MSI	PLN	629	146,068	145,687	381	—
Expiring 04/19/23	BARC	PLN	7,440	1,659,590	1,721,526	—	(61,936)
Expiring 04/19/23	BARC	PLN	3,659	817,410	846,626	—	(29,216)
Expiring 04/19/23	BARC	PLN	1,482	338,019	342,862	—	(4,843)
Expiring 04/19/23	BNP	PLN	839	192,150	194,100	—	(1,950)
Expiring 04/19/23	BOA	PLN	4,840	1,109,994	1,119,888	—	(9,894)
Expiring 04/19/23	CITI	PLN	7,515	1,708,000	1,738,935	—	(30,935)
Expiring 04/19/23	MSI	PLN	27,124	6,166,452	6,276,638	—	(110,186)
Expiring 04/19/23	MSI	PLN	12,114	2,771,000	2,803,201	—	(32,201)
Expiring 05/02/23	MSI	PLN	4,592	1,064,552	1,061,720	2,832	—
Romanian Leu,
Expiring 04/04/23	BARC	RON	1,176	254,030	257,725	—	(3,695)
Expiring 04/04/23	BNP	RON	833	179,881	182,555	—	(2,674)
Expiring 05/03/23	BARC	RON	1,176	257,844	257,480	364	—
Expiring 05/03/23	BNP	RON	833	182,571	182,381	190	—
Singapore Dollar,
Expiring 04/04/23	MSI	SGD	2,475	1,844,792	1,860,016	—	(15,224)
Expiring 04/04/23	MSI	SGD	2,242	1,686,095	1,684,911	1,184	—
Expiring 04/04/23	MSI	SGD	2,228	1,660,685	1,674,389	—	(13,704)
Expiring 05/03/23	MSI	SGD	2,228	1,677,004	1,675,923	1,081	—
Expiring 06/21/23	HSBC	SGD	4,080	3,025,667	3,074,406	—	(48,739)
South African Rand,
Expiring 04/04/23	BARC	ZAR	7,057	387,253	396,214	—	(8,961)
Expiring 04/04/23	BOA	ZAR	20,050	1,093,567	1,125,702	—	(32,135)
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/04/23	GSI	ZAR	19,930	$1,093,739	$1,118,964	$—	$(25,225)
Expiring 04/04/23	GSI	ZAR	19,890	1,087,456	1,116,719	—	(29,263)
Expiring 04/04/23	GSI	ZAR	19,790	1,088,176	1,111,104	—	(22,928)
Expiring 04/04/23	HSBC	ZAR	31,470	1,707,827	1,766,875	—	(59,048)
Expiring 04/04/23	HSBC	ZAR	9,090	493,295	510,355	—	(17,060)
Expiring 04/04/23	JPS	ZAR	10,820	592,764	607,486	—	(14,722)
Expiring 05/03/23	GSI	ZAR	19,580	1,100,519	1,096,468	4,051	—
Expiring 05/03/23	MSI	ZAR	118,127	6,484,296	6,615,041	—	(130,745)
Expiring 06/21/23	HSBC	ZAR	12,770	700,000	712,062	—	(12,062)
Expiring 06/21/23	JPM	ZAR	17,622	961,000	982,601	—	(21,601)
Expiring 06/21/23	MSI	ZAR	26,940	1,477,000	1,502,187	—	(25,187)
Expiring 06/21/23	MSI	ZAR	12,799	700,000	713,666	—	(13,666)
South Korean Won,
Expiring 04/04/23	BARC	KRW	4,564,760	3,460,511	3,499,912	—	(39,401)
Expiring 04/04/23	BNP	KRW	10,658,787	8,067,077	8,172,350	—	(105,273)
Expiring 04/04/23	BNP	KRW	5,563,365	4,272,511	4,265,566	6,945	—
Expiring 04/04/23	BNP	KRW	609,078	470,185	466,995	3,190	—
Expiring 04/04/23	BOA	KRW	1,694,350	1,307,974	1,299,099	8,875	—
Expiring 04/04/23	BOA	KRW	570,780	437,648	437,631	17	—
Expiring 04/04/23	CITI	KRW	4,560,570	3,520,588	3,496,699	23,889	—
Expiring 04/04/23	GSI	KRW	2,849,360	2,199,599	2,184,674	14,925	—
Expiring 04/04/23	GSI	KRW	609,078	470,222	466,995	3,227	—
Expiring 04/04/23	JPS	KRW	4,473,950	3,403,796	3,430,285	—	(26,489)
Expiring 04/04/23	JPS	KRW	3,414,910	2,636,182	2,618,294	17,888	—
Expiring 04/04/23	JPS	KRW	2,281,400	1,735,565	1,749,205	—	(13,640)
Expiring 04/04/23	JPS	KRW	720,250	554,465	552,233	2,232	—
Expiring 04/04/23	MSI	KRW	6,880,670	5,279,806	5,275,576	4,230	—
Expiring 05/03/23	BNP	KRW	11,267,865	8,670,490	8,641,843	28,647	—
Expiring 05/03/23	GSI	KRW	2,277,720	1,757,364	1,746,888	10,476	—
Expiring 05/03/23	GSI	KRW	569,550	439,298	436,814	2,484	—
Expiring 06/21/23	CITI	KRW	10,390,719	7,911,554	7,992,338	—	(80,784)
Expiring 06/21/23	CITI	KRW	1,469,848	1,131,000	1,130,578	422	—
Expiring 06/21/23	CITI	KRW	907,234	701,000	697,827	3,173	—
Expiring 06/21/23	JPM	KRW	2,660,690	2,023,000	2,046,551	—	(23,551)
Expiring 06/21/23	JPM	KRW	1,330,903	1,018,000	1,023,704	—	(5,704)
Expiring 06/21/23	MSI	KRW	1,821,273	1,386,000	1,400,888	—	(14,888)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	16,646	1,597,352	1,604,180	—	(6,828)
Expiring 04/04/23	BNP	SEK	13,277	1,278,974	1,279,509	—	(535)
Expiring 04/04/23	CITI	SEK	37,010	3,447,505	3,566,664	—	(119,159)
Expiring 04/04/23	CITI	SEK	3,975	384,558	383,071	1,487	—
Expiring 04/04/23	GSI	SEK	36,070	3,375,634	3,476,076	—	(100,442)
Expiring 04/04/23	GSI	SEK	18,510	1,744,334	1,783,814	—	(39,480)
Expiring 04/04/23	GSI	SEK	18,430	1,770,573	1,776,104	—	(5,531)
Expiring 04/04/23	GSI	SEK	13,600	1,300,138	1,310,636	—	(10,498)
Expiring 04/04/23	GSI	SEK	4,670	444,546	450,049	—	(5,503)
Expiring 04/04/23	GSI	SEK	4,630	440,179	446,194	—	(6,015)
Expiring 04/04/23	GSI	SEK	2,310	220,525	222,615	—	(2,090)
Expiring 04/04/23	GSI	SEK	2,280	216,659	219,724	—	(3,065)
Expiring 04/04/23	JPS	SEK	18,670	1,772,861	1,799,233	—	(26,372)
Expiring 04/04/23	JPS	SEK	18,330	1,728,946	1,766,467	—	(37,521)
Expiring 04/04/23	JPS	SEK	4,620	430,124	445,231	—	(15,107)
Expiring 04/04/23	JPS	SEK	2,310	220,707	222,616	—	(1,909)
Expiring 04/04/23	JPS	SEK	2,270	216,640	218,761	—	(2,121)
Expiring 04/04/23	JPS	SEK	2,250	214,241	216,833	—	(2,592)
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/04/23	UAG	SEK	11,453	$1,100,671	$1,103,728	$—	$(3,057)
Expiring 04/04/23	UAG	SEK	1,845	178,922	177,803	1,119	—
Expiring 05/03/23	BARC	SEK	24,730	2,377,105	2,387,117	—	(10,012)
Swiss Franc,
Expiring 04/04/23	BARC	CHF	3,235	3,517,222	3,537,224	—	(20,002)
Expiring 04/04/23	BNP	CHF	1,625	1,732,315	1,776,812	—	(44,497)
Expiring 04/04/23	CITI	CHF	3,235	3,532,843	3,537,223	—	(4,380)
Expiring 04/04/23	CITI	CHF	3,170	3,480,592	3,466,150	14,442	—
Expiring 04/04/23	CITI	CHF	1,615	1,721,921	1,765,878	—	(43,957)
Expiring 04/04/23	CITI	CHF	1,590	1,740,399	1,738,543	1,856	—
Expiring 04/04/23	GSI	CHF	3,195	3,436,666	3,493,486	—	(56,820)
Expiring 04/04/23	GSI	CHF	1,630	1,767,999	1,782,279	—	(14,280)
Expiring 04/04/23	GSI	CHF	1,615	1,731,627	1,765,878	—	(34,251)
Expiring 04/04/23	GSI	CHF	1,605	1,749,391	1,754,944	—	(5,553)
Expiring 04/04/23	GSI	CHF	1,590	1,711,453	1,738,542	—	(27,089)
Expiring 04/04/23	GSI	CHF	595	640,005	650,587	—	(10,582)
Expiring 04/04/23	GSI	CHF	200	218,367	218,685	—	(318)
Expiring 04/04/23	JPS	CHF	1,600	1,762,464	1,749,477	12,987	—
Expiring 04/04/23	JPS	CHF	205	221,631	224,151	—	(2,520)
Expiring 04/04/23	MSI	CHF	6,380	6,979,741	6,976,038	3,703	—
Expiring 04/04/23	MSI	CHF	3,170	3,480,243	3,466,151	14,092	—
Expiring 04/04/23	MSI	CHF	1,615	1,760,381	1,765,878	—	(5,497)
Expiring 04/04/23	MSI	CHF	1,610	1,754,910	1,760,411	—	(5,501)
Expiring 04/04/23	SSB	CHF	6,480	6,890,509	7,085,381	—	(194,872)
Expiring 04/04/23	SSB	CHF	205	220,060	224,152	—	(4,092)
Expiring 04/04/23	SSB	CHF	205	222,284	224,151	—	(1,867)
Expiring 04/04/23	UAG	CHF	8,302	8,892,974	9,077,598	—	(184,624)
Expiring 04/04/23	UAG	CHF	3,388	3,629,173	3,704,517	—	(75,344)
Expiring 04/04/23	UAG	CHF	3,195	3,429,215	3,493,486	—	(64,271)
Expiring 04/19/23	MSI	CHF	1,775	1,929,355	1,944,309	—	(14,954)
Expiring 04/19/23	TD	CHF	239	261,943	261,666	277	—
Expiring 05/03/23	BNP	CHF	3,388	3,708,207	3,716,154	—	(7,947)
Expiring 05/03/23	BNP	CHF	2,667	2,919,064	2,925,320	—	(6,256)
Thai Baht,
Expiring 04/04/23	BARC	THB	54,057	1,538,114	1,581,480	—	(43,366)
Expiring 04/04/23	BARC	THB	18,490	528,091	540,939	—	(12,848)
Expiring 04/04/23	BARC	THB	15,090	437,963	441,470	—	(3,507)
Expiring 04/04/23	BARC	THB	7,220	205,435	211,227	—	(5,792)
Expiring 05/03/23	BARC	THB	54,057	1,588,043	1,586,634	1,409	—
Expiring 05/03/23	BARC	THB	24,990	734,136	733,485	651	—
Expiring 06/21/23	BOA	THB	127,690	3,673,000	3,765,395	—	(92,395)
Expiring 06/21/23	HSBC	THB	62,759	1,829,000	1,850,684	—	(21,684)
Expiring 06/21/23	JPM	THB	61,930	1,780,000	1,826,220	—	(46,220)
Expiring 06/21/23	MSI	THB	101,669	2,969,000	2,998,071	—	(29,071)
Expiring 06/21/23	MSI	THB	42,397	1,218,577	1,250,219	—	(31,642)
Turkish Lira,
Expiring 04/04/23	JPS	TRY	1,492	77,842	77,480	362	—
Expiring 05/03/23	BARC	TRY	1,492	74,749	74,519	230	—
				$1,629,124,579	$1,641,100,260	2,541,267	(14,516,948)
						$9,797,046	$(15,836,159)
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	1,015	JPY	91,960	$—	$(15,765)	GSI
04/19/23	Buy	AUD	1,996	JPY	183,238	—	(49,123)	CITI
04/19/23	Buy	CZK	38,155	EUR	1,611	12,278	—	TD
04/19/23	Buy	EUR	649	CZK	15,574	—	(14,386)	MSI
04/19/23	Buy	EUR	1,282	HUF	495,643	—	(14,420)	BARC
04/19/23	Buy	EUR	1,298	JPY	179,398	53,925	—	BARC
04/19/23	Buy	EUR	2,375	PLN	11,324	—	(42,525)	CITI
04/19/23	Buy	EUR	3,389	CZK	81,214	—	(70,190)	BOA
04/19/23	Buy	HUF	432,664	EUR	1,078	56,613	—	BARC
04/19/23	Buy	HUF	519,502	EUR	1,303	59,400	—	BOA
04/19/23	Buy	HUF	557,737	EUR	1,410	51,028	—	BOA
04/19/23	Buy	HUF	602,928	EUR	1,518	61,734	—	HSBC
04/19/23	Buy	PLN	6,395	EUR	1,359	4,015	—	BARC
04/19/23	Buy	PLN	6,600	EUR	1,387	21,936	—	MSI
04/19/23	Buy	PLN	6,883	EUR	1,447	21,265	—	BOA
04/19/23	Buy	PLN	9,752	EUR	2,071	7,927	—	JPM
						$350,121	$(206,409)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$127,302	$237,644	$(110,342)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	9,765	12,327	(2,562)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(10,013)	(25,111)	15,098	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	1,375	14,887	7,603	7,284	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	1,375	14,887	7,603	7,284	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	435	5,466	3,045	2,421	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	1,800	28,781	13,255	15,526	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	695	11,113	8,449	2,664	BNP
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	110	1,759	1,337	422	BNP
					$203,947	$266,152	$(62,205)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		12,410	0.194%	$2,564	$2,713	$(149)	BOA
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		2,500	0.194%	517	547	(30)	BOA
Republic of Estonia	12/20/26	1.000%(Q)		250	0.664%	2,986	1,763	1,223	JPM
Republic of Panama	06/20/29	1.000%(Q)		2,500	1.370%	(49,251)	(10,970)	(38,281)	MSI
Republic of Poland	06/20/24	1.000%(Q)		585	0.515%	3,586	556	3,030	BNP
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	1,800	0.993%	(10,238)	(6,444)	(3,794)	BARC
						$(49,836)	$(11,835)	$(38,001)

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	4,933	$(21,723)	$(58,064)	$(36,341)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		5,223	4.631%	$5,212	$87,136	$81,924
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		8,390	0.754%	62,718	98,754	36,036
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	21,200	0.844%	89,393	177,457	88,064
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	6,430	4.362%	(152,291)	193,161	345,452
						$5,032	$556,508	$551,476
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	6,150	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(47,248)	$—	$(47,248)	MSI
EUR	6,150	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(39,275)	—	(39,275)	MSI
EUR	6,386	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(18,221)	—	(18,221)	MSI
EUR	6,387	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(17,560)	—	(17,560)	MSI
A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Inflation swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	6,345	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$6,688	$—	$6,688	JPM
EUR	6,349	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	6,692	—	6,692	JPM
EUR	6,547	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(26,138)	—	(26,138)	JPM
EUR	6,150	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	71,702	—	71,702	MSI
EUR	6,150	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	58,234	—	58,234	MSI
EUR	6,387	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	38,304	—	38,304	MSI
EUR	6,386	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	28,496	—	28,496	MSI
EUR	6,345	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(6,201)	—	(6,201)	JPM
EUR	6,349	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(6,205)	—	(6,205)	JPM
EUR	6,547	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	58,909	—	58,909	JPM
EUR	6,547	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	38,763	—	38,763	JPM
EUR	6,547	03/15/38	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(39,458)	—	(39,458)	JPM
					$107,482	$—	$107,482
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,055	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 3.795%	$(70,447)	$(58,547)	$11,900
AUD	5,571	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 3.715%	1,835	34,643	32,808
AUD	3,613	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 3.795%	1,740	53,393	51,653
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.795%	154,686	(95,956)	(250,642)
AUD	1,783	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 3.795%	9,482	41,783	32,301
AUD	4,266	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 3.795%	6,569	34,960	28,391
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 3.795%	(54,056)	(51,768)	2,288
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.028%	29,638	(59,529)	(89,167)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.028%	120,324	(114,048)	(234,372)
CAD	6,398	06/21/28	3.344%(S)	3 Month CDOR(1)(S)/ 5.028%	(27,699)	(13,481)	14,218
CAD	5,088	09/17/28	2.625%(S)	3 Month CDOR(1)(S)/ 5.028%	5,868	12,248	6,380
CAD	2,045	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.028%	(74,105)	(86,869)	(12,764)
CAD	3,602	12/15/32	3.500%(S)	3 Month CDOR(2)(S)/ 5.028%	4,582	34,234	29,652
CAD	1,522	06/21/33	3.375%(S)	3 Month CDOR(1)(S)/ 5.028%	(3,548)	(10,076)	(6,528)
CAD	575	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	50,876	(45,201)	(96,077)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	215,484	(181,525)	(397,009)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.419%	—	(279,532)	(279,532)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(31,506)	(31,506)
CLP	800,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(4,833)	(4,833)
CLP	339,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(14,539)	(14,539)
CLP	693,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(28,406)	(28,406)
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(353)	(116,540)	(116,187)
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	$—	$20,294	$20,294
CNH	117,054	03/15/28	2.826%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	24,339	24,339
CNH	237,173	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	95,910	95,910
CNH	224,574	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	113,826	113,826
CNH	31,161	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	—	(21,069)	(21,069)
CNH	21,912	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(2,518)	21,591	24,109
CNH	4,200	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(4,395)	(6,176)	(1,781)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.022%	—	(32,818)	(32,818)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	(111,452)	(111,452)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.533%	(30,397)	(78,295)	(47,898)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(1,249,278)	(1,249,278)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(1,393,583)	(1,393,583)
EUR	3,393	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.341%	1,296	5,326	4,030
EUR	2,213	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.341%	15,669	42,769	27,100
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	15,455	15,455
EUR	1,083	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.341%	9,647	25,024	15,377
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	(8,313)	(8,313)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	154,040	154,040
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(162,165)	(162,165)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	362,457	362,457
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(382,409)	(382,409)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(498,737)	(498,737)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	123,476	123,476
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(132,014)	(132,014)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.341%	1,426	(23,452)	(24,878)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	(897)	20,328	21,225
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.178%	(124,755)	(154,914)	(30,159)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(64,763)	218,538	283,301
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(79,241)	706,237	785,478
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	6,877	21,150	14,273
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	336,565	951,020	614,455
GBP	3,040	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	434,481	558,166	123,685
GBP	3,163	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.178%	(2,071)	12,093	14,164
GBP	4,169	06/21/28	3.625%(A)	1 Day SONIA(1)(A)/ 4.178%	85,302	22,682	(62,620)
GBP	2,895	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(416,604)	(474,731)	(58,127)
GBP	2,570	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(481,087)	(516,696)	(35,609)
GBP	3,543	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.178%	—	(760,661)	(760,661)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(960,868)	2,665,591	3,626,459
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(13,825)	128,256	142,081
GBP	4,610	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	(1,102,793)	(1,147,557)	(44,764)
GBP	976	06/21/33	3.219%(A)	1 Day SONIA(1)(A)/ 4.178%	8,556	18,500	9,944
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.178%	1,030,864	1,081,302	50,438
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.178%	(1,122,768)	(1,167,926)	(45,158)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	244,397	(632,329)	(876,726)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	127,544	497,879	370,335
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	420,545	422,509	1,964
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	219,800	(2,451,386)	(2,671,186)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	385,636	387,343	1,707
HKD	70,298	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	(24,660)	(84,283)	(59,623)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 16.000%	—	(68,367)	(68,367)
HUF	210,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	11,602	11,602
HUF	90,000	03/08/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	4,624	4,624
HUF	232,600	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	8,920	8,920
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.581%	—	(72,387)	(72,387)
JPY	965,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	2,229	(1,613)	(3,842)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(2,698)	(3,718)	(1,020)
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	11,581	11,581
A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	$25,088	$(90,978)	$(116,066)
JPY	479,563	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.030)%	(14,384)	(44)	14,340
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	7,503	(133,925)	(141,428)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	13,889	(309,898)	(323,787)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.030)%	(209,709)	(211,867)	(2,158)
JPY	130,825	06/21/33	0.688%(A)	1 Day TONAR(2)(A)/ (0.030)%	(7,202)	1,220	8,422
JPY	350,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ (0.030)%	(202,673)	(241,269)	(38,596)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.030)%	(115,829)	(93,183)	22,646
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.030)%	21,049	(499,990)	(521,039)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	(49,412)	(49,412)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.030)%	41,940	(358,130)	(400,070)
JPY	25,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(30,446)	(25,324)	5,122
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	47,289	(437,758)	(485,047)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	(45,066)	(45,066)
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(7,465)	(7,465)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	7,127	7,127
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(466,687)	(466,687)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	25,632	25,632
NOK	35,397	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 3.960%	(5,028)	(26,975)	(21,947)
NOK	24,695	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	(3,205)	41,285	44,490
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 3.960%	—	(23,139)	(23,139)
NZD	2,275	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(22,834)	(22,834)
NZD	2,275	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(13,339)	(13,339)
NZD	2,280	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(13,368)	(13,368)
NZD	2,275	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(10,965)	(10,965)
NZD	2,280	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(10,989)	(10,989)
NZD	2,385	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(10,931)	(10,931)
NZD	1,225	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(5,512)	(5,512)
NZD	2,275	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(8,433)	(8,433)
NZD	2,050	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(6,315)	(6,315)
NZD	2,275	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(6,692)	(6,692)
NZD	1,170	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.225%	—	2,988	2,988
NZD	6,632	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.225%	(11,552)	(39,160)	(27,608)
NZD	8,214	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.225%	(636)	29,066	29,702
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(86,404)	(86,404)
NZD	4,341	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.225%	—	4,731	4,731
NZD	1,983	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.225%	33	6,125	6,092
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(44,319)	(44,319)
SEK	38,854	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.364%	17,998	16,249	(1,749)
SEK	24,753	06/21/28	2.688%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(2,624)	(32,890)	(30,266)
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.364%	—	(127,355)	(127,355)
SEK	11,980	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(1,250)	(3,854)	(2,604)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.584%	(4,297)	(144,179)	(139,882)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.740%	—	(94,969)	(94,969)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	887	887
	49,100	12/23/23	4.758%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(11,084)	(11,084)
	48,970	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.870%	—	51,417	51,417
	54,250	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.870%	—	208,344	208,344
	9,253	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 4.870%	30,257	85,480	55,223
	13,356	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 4.870%	—	197,238	197,238
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	376,249	376,249
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	578,141	578,141
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	1,280,287	1,280,287
	17,590	06/21/25	4.481%(A)	1 Day SOFR(2)(A)/ 4.870%	—	202,968	202,968
	17,590	06/21/25	4.500%(A)	1 Day SOFR(2)(A)/ 4.870%	—	209,301	209,301
	4,817	06/21/28	3.188%(A)	1 Day SOFR(1)(A)/ 4.870%	13,259	20,801	7,542
A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	$—	$413,307	$413,307
2,710	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 4.870%	(5,299)	5,715	11,014
1,159	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 4.870%	1,079	(1,990)	(3,069)
				$(1,127,380)	$(3,816,730)	$(2,689,350)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	$(60,327)	$(95)	$(60,232)	HSBC
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	(3,596)	(6)	(3,590)	GSI
					$(63,923)	$(101)	$(63,822)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS-50bps(T)/ 4.330%	GSI	06/20/23	(30,546)	$1,185,011	$—	$1,185,011
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71